UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06161
Virtus Investment Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2026

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Virtus Emerging Markets Opportunities Fund
Class A / AOTAX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class A / AOTAX	$165	1.29%
Portfolio Manager Commentary by Virtus Advisers, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class A shares at NAV returned 55.29%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 43.51%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in South Korea, China, and India contributed the most to Fund performance relative to the MSCI Emerging Markets Index (net) (the "Index") for the fiscal year. Stock selection in Taiwan, Poland, and South Africa was the biggest detractor to performance during the same period. On a sector basis, information technology, financials, and consumer discretionary contributed the most toward the Fund’s relative outperformance, while industrials and energy detracted from performance. The biggest individual contributors to the Fund’s relative performance for the 12-month period were SK Hynix, CMOC Group, OTP Bank, Lenovo, and Lam Research. The biggest detractors from the Fund’s relative outperformance were Samsung Electronics, MediaTek, Delta Electronics, SK Square, and Samsung Electro-Mechanics. The following table outlines key factors that materially affected the Fund’s performance relative to its benchmark during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence ("AI") spending/ Semiconductor demand	Positive	The global AI infrastructure buildout drove the bulk of emerging markets ("EM") returns as many of the inputs and manufacturers of critical parts of the buildout are located in EM countries.
Federal Reserve (Fed) policy and U.S. dollar weakening	Positive	A depreciating U.S. dollar for the majority of the reporting period benefited EM currencies, which in turn supported EM equity markets.
Strait of Hormuz closure	Negative	Transit through the Strait of Hormuz was halted for much of March 2026, which created an oil supply shock. During the last few months of the reporting period, the price of oil rose and the U.S. dollar strengthened, which acted as a drag on EM equities.

U.S. trade tariffs	Negative	U.S. trade tariffs increased export costs for many EM producers.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Class A/AOTAX) at NAV(1)	55.29%	8.09%	10.24%
Virtus Emerging Markets Opportunities Fund (Class A/AOTAX) at POP(2),(3)	46.75%	6.87%	9.62%
MSCI Emerging Markets Index (net)	43.51%	7.20%	10.07%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$232,479
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$1,202
Portfolio turnover rate as of the end of the reporting period	85%
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	29%
Banks	15
Technology Hardware, Storage & Peripherals	12
Electronic Equipment, Instruments & Components	9
Metals & Mining	7
Oil, Gas & Consumable Fuels	6
Food Products	2
Financial Services	2
Wireless Telecommunication Services	2
Communications Equipment	2
Interactive Media & Services	2
Other (includes short-term investment)	12
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8158
Virtus Emerging Markets Opportunities Fund

Virtus Emerging Markets Opportunities Fund
Institutional Class / AOTIX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Institutional Class / AOTIX	$120	0.94%
Portfolio Manager Commentary by Virtus Advisers, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Institutional Class shares at NAV returned 55.83%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 43.51%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in South Korea, China, and India contributed the most to Fund performance relative to the MSCI Emerging Markets Index (net) (the "Index") for the fiscal year. Stock selection in Taiwan, Poland, and South Africa was the biggest detractor to performance during the same period. On a sector basis, information technology, financials, and consumer discretionary contributed the most toward the Fund’s relative outperformance, while industrials and energy detracted from performance. The biggest individual contributors to the Fund’s relative performance for the 12-month period were SK Hynix, CMOC Group, OTP Bank, Lenovo, and Lam Research. The biggest detractors from the Fund’s relative outperformance were Samsung Electronics, MediaTek, Delta Electronics, SK Square, and Samsung Electro-Mechanics. The following table outlines key factors that materially affected the Fund’s performance relative to its benchmark during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence ("AI") spending/ Semiconductor demand	Positive	The global AI infrastructure buildout drove the bulk of emerging markets ("EM") returns as many of the inputs and manufacturers of critical parts of the buildout are located in EM countries.
Federal Reserve (Fed) policy and U.S. dollar weakening	Positive	A depreciating U.S. dollar for the majority of the reporting period benefited EM currencies, which in turn supported EM equity markets.
Strait of Hormuz closure	Negative	Transit through the Strait of Hormuz was halted for much of March 2026, which created an oil supply shock. During the last few months of the reporting period, the price of oil rose and the U.S. dollar strengthened, which acted as a drag on EM equities.

U.S. trade tariffs	Negative	U.S. trade tariffs increased export costs for many EM producers.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Institutional Class/AOTIX) at NAV(1)	55.83%	8.46%	10.63%
MSCI Emerging Markets Index (net)	43.51%	7.20%	10.07%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$232,479
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$1,202
Portfolio turnover rate as of the end of the reporting period	85%
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	29%
Banks	15
Technology Hardware, Storage & Peripherals	12
Electronic Equipment, Instruments & Components	9
Metals & Mining	7
Oil, Gas & Consumable Fuels	6
Food Products	2
Financial Services	2
Wireless Telecommunication Services	2
Communications Equipment	2
Interactive Media & Services	2
Other (includes short-term investment)	12
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8160
Virtus Emerging Markets Opportunities Fund

Virtus Emerging Markets Opportunities Fund
Class R6 / AEMOX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class R6 / AEMOX	$114	0.89%
Portfolio Manager Commentary by Virtus Advisers, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class R6 shares at NAV returned 55.91%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 43.51%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in South Korea, China, and India contributed the most to Fund performance relative to the MSCI Emerging Markets Index (net) (the "Index") for the fiscal year. Stock selection in Taiwan, Poland, and South Africa was the biggest detractor to performance during the same period. On a sector basis, information technology, financials, and consumer discretionary contributed the most toward the Fund’s relative outperformance, while industrials and energy detracted from performance. The biggest individual contributors to the Fund’s relative performance for the 12-month period were SK Hynix, CMOC Group, OTP Bank, Lenovo, and Lam Research. The biggest detractors from the Fund’s relative outperformance were Samsung Electronics, MediaTek, Delta Electronics, SK Square, and Samsung Electro-Mechanics. The following table outlines key factors that materially affected the Fund’s performance relative to its benchmark during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence ("AI") spending/ Semiconductor demand	Positive	The global AI infrastructure buildout drove the bulk of emerging markets ("EM") returns as many of the inputs and manufacturers of critical parts of the buildout are located in EM countries.
Federal Reserve (Fed) policy and U.S. dollar weakening	Positive	A depreciating U.S. dollar for the majority of the reporting period benefited EM currencies, which in turn supported EM equity markets.
Strait of Hormuz closure	Negative	Transit through the Strait of Hormuz was halted for much of March 2026, which created an oil supply shock. During the last few months of the reporting period, the price of oil rose and the U.S. dollar strengthened, which acted as a drag on EM equities.

U.S. trade tariffs	Negative	U.S. trade tariffs increased export costs for many EM producers.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Class R6/AEMOX) at NAV(1)	55.91%	8.52%	10.68%
MSCI Emerging Markets Index (net)	43.51%	7.20%	10.07%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$232,479
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$1,202
Portfolio turnover rate as of the end of the reporting period	85%
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	29%
Banks	15
Technology Hardware, Storage & Peripherals	12
Electronic Equipment, Instruments & Components	9
Metals & Mining	7
Oil, Gas & Consumable Fuels	6
Food Products	2
Financial Services	2
Wireless Telecommunication Services	2
Communications Equipment	2
Interactive Media & Services	2
Other (includes short-term investment)	12
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8161
Virtus Emerging Markets Opportunities Fund

Virtus Income & Growth Fund
Class A / AZNAX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class A / AZNAX	$124	1.14%
Portfolio Manager Commentary by Voya Investment Management Co. LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class A shares at NAV returned 17.26%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 22.32% and the Bloomberg U.S. Aggregate Bond Index, which serves as the style-specific index, returned 3.79%.
  The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by strength across equities, convertible securities, and high-yield bonds—the three asset classes utilized by the multi-asset Fund. From a sector perspective, the Fund’s exposure to information technology, industrials, and health care benefited performance the most. There were no sectors that detracted from performance for the 12-month period. Among individual holdings, the top contributors were Lumentum Holdings, Western Digital, Micron Technology, Alphabet, and Apple. The top detractors were Microsoft, Meta Platforms, CSC Holdings, ServiceNow, and Intuit. In addition, most written options positions expired below the strike price, and the Fund was able to retain the set premiums. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence ("AI") infrastructure buildout	Positive	Investors demonstrated optimism about AI buildout following many companies’ management guidance about expected capital expenditure and infrastructure spending. Beneficiaries included semiconductor and semiconductor equipment companies, technology hardware names, and hyperscalers, among others.

Scrutiny of corporate capital allocation	Negative	The period saw the emergence of investor concerns that large-cap software and internet platforms were committing considerable amounts of capital to AI infrastructure despite the uncertainty around the timing and magnitude of returns and profitability.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Class A/AZNAX) at NAV(1)	17.26%	6.20%	9.49%
Virtus Income & Growth Fund (Class A/AZNAX) at POP(2),(3)	10.81%	5.01%	8.87%
S&P 500® Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$4,893,081
Total number of portfolio holdings	333
Total advisory fee paid (‘000s)	$30,837
Portfolio turnover rate as of the end of the reporting period	99%
Asset Allocation(1)
Common Stocks		33%
Semiconductors & Semiconductor Equipment	6
Technology Hardware, Storage & Peripherals	5
Banks	2
All other Common Stocks	20
Corporate Bonds and Notes		30
Media	2
Financial Services	2
Oil, Gas & Consumable Fuels	2
All other Corporate Bonds and Notes	24
Convertible Bonds and Notes		29
Software	4
Semiconductors	3
Electric Utilities	2
All other Convertible Bonds and Notes	20
Convertible Preferred Stocks		7
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8166
Virtus Income & Growth Fund

Virtus Income & Growth Fund
Class C / AZNCX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class C / AZNCX	$205	1.89%
Portfolio Manager Commentary by Voya Investment Management Co. LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class C shares at NAV returned 16.42%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 22.32% and the Bloomberg U.S. Aggregate Bond Index, which serves as the style-specific index, returned 3.79%.
  The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by strength across equities, convertible securities, and high-yield bonds—the three asset classes utilized by the multi-asset Fund. From a sector perspective, the Fund’s exposure to information technology, industrials, and health care benefited performance the most. There were no sectors that detracted from performance for the 12-month period. Among individual holdings, the top contributors were Lumentum Holdings, Western Digital, Micron Technology, Alphabet, and Apple. The top detractors were Microsoft, Meta Platforms, CSC Holdings, ServiceNow, and Intuit. In addition, most written options positions expired below the strike price, and the Fund was able to retain the set premiums. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence ("AI") infrastructure buildout	Positive	Investors demonstrated optimism about AI buildout following many companies’ management guidance about expected capital expenditure and infrastructure spending. Beneficiaries included semiconductor and semiconductor equipment companies, technology hardware names, and hyperscalers, among others.

Scrutiny of corporate capital allocation	Negative	The period saw the emergence of investor concerns that large-cap software and internet platforms were committing considerable amounts of capital to AI infrastructure despite the uncertainty around the timing and magnitude of returns and profitability.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Class C/AZNCX) at NAV(1) and with CDSC(2)	16.42%	5.39%	8.67%
S&P 500® Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$4,893,081
Total number of portfolio holdings	333
Total advisory fee paid (‘000s)	$30,837
Portfolio turnover rate as of the end of the reporting period	99%
Asset Allocation(1)
Common Stocks		33%
Semiconductors & Semiconductor Equipment	6
Technology Hardware, Storage & Peripherals	5
Banks	2
All other Common Stocks	20
Corporate Bonds and Notes		30
Media	2
Financial Services	2
Oil, Gas & Consumable Fuels	2
All other Corporate Bonds and Notes	24
Convertible Bonds and Notes		29
Software	4
Semiconductors	3
Electric Utilities	2
All other Convertible Bonds and Notes	20
Convertible Preferred Stocks		7
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8167
Virtus Income & Growth Fund

Virtus Income & Growth Fund
Institutional Class / AZNIX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Institutional Class / AZNIX	$97	0.89%
Portfolio Manager Commentary by Voya Investment Management Co. LLC
  For the fiscal year ended June 30, 2026, the Fund’s Institutional Class shares at NAV returned 17.51%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 22.32% and the Bloomberg U.S. Aggregate Bond Index, which serves as the style-specific index, returned 3.79%.
  The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by strength across equities, convertible securities, and high-yield bonds—the three asset classes utilized by the multi-asset Fund. From a sector perspective, the Fund’s exposure to information technology, industrials, and health care benefited performance the most. There were no sectors that detracted from performance for the 12-month period. Among individual holdings, the top contributors were Lumentum Holdings, Western Digital, Micron Technology, Alphabet, and Apple. The top detractors were Microsoft, Meta Platforms, CSC Holdings, ServiceNow, and Intuit. In addition, most written options positions expired below the strike price, and the Fund was able to retain the set premiums. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence ("AI") infrastructure buildout	Positive	Investors demonstrated optimism about AI buildout following many companies’ management guidance about expected capital expenditure and infrastructure spending. Beneficiaries included semiconductor and semiconductor equipment companies, technology hardware names, and hyperscalers, among others.

Scrutiny of corporate capital allocation	Negative	The period saw the emergence of investor concerns that large-cap software and internet platforms were committing considerable amounts of capital to AI infrastructure despite the uncertainty around the timing and magnitude of returns and profitability.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Institutional Class/AZNIX) at NAV(1)	17.51%	6.45%	9.81%
S&P 500® Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$4,893,081
Total number of portfolio holdings	333
Total advisory fee paid (‘000s)	$30,837
Portfolio turnover rate as of the end of the reporting period	99%
Asset Allocation(1)
Common Stocks		33%
Semiconductors & Semiconductor Equipment	6
Technology Hardware, Storage & Peripherals	5
Banks	2
All other Common Stocks	20
Corporate Bonds and Notes		30
Media	2
Financial Services	2
Oil, Gas & Consumable Fuels	2
All other Corporate Bonds and Notes	24
Convertible Bonds and Notes		29
Software	4
Semiconductors	3
Electric Utilities	2
All other Convertible Bonds and Notes	20
Convertible Preferred Stocks		7
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8168
Virtus Income & Growth Fund

Virtus KAR Global Small-Cap Fund
Class A / RGSAX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class A / RGSAX	$160	1.64%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class A shares at NAV returned (5.22)%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 23.67% and the MSCI All Country World Small Cap Index (net), which serves as the style-specific index, returned 28.82%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI ACWI Small Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures small cap equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be determined by market reactions, both positive and negative, to activity related to these companies. Underweights in consumer discretionary and consumer staples contributed to performance relative to the MSCI All Country World Small Cap Index (net) for the fiscal year. Stock selection and an underweight in information technology, as well as stock selection and an underweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Caixa Seguridade, Landstar System, Watts Water Technologies, Toro Company, and Triumph Financial. The biggest detractors from performance for the period were Baltic Classifieds, Ryan Specialty, Rightmove, nCino, and Lectra. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Caixa Seguridade	Positive	Shares of the Brazilian insurance company outperformed over the 12-month period, supported by resilient demand for mortgage insurance despite elevated rates, along with the earnings from the company’s higher-yielding invested cash.

Landstar System	Positive	The operating environment for trucking companies like Landstar improved during the period due to a reduction in the number of drivers, which constrained supply and raised prices. In addition, there were indicators of increased shipping demand, which also benefited the company.

Baltic Classifieds	Negative	Baltic Classifieds operates several online classified advertising portals across the Baltic states of Lithuania, Latvia, and Estonia. The company’s results were pressured by weakness in the Estonian auto market, concerns about profit margins following earnings guidance late in 2025, and investor uncertainty about the long-term impact of consumer-facing artificial intelligence ("AI") on asset searches.

Ryan Specialty	Negative	Ryan Specialty is an international specialty insurance firm. Industry-wide declines in commercial property premiums caused the company’s organic growth pace to moderate. Market fears of increased competition from AI also pulled insurance broker shares lower.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus KAR Global Small-Cap Fund (Class A/RGSAX) at NAV(1)	(5.22)%	(0.37)%	6.65%
Virtus KAR Global Small-Cap Fund (Class A/RGSAX) at POP(2),(3)	(10.43)%	(1.49)%	6.05%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%
MSCI All Country World Small Cap Index (net)	28.82%	7.42%	10.73%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$35,100
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$320
Portfolio turnover rate as of the end of the reporting period	41%
Asset Allocation(1)
Financials	42%
Industrials	39
Health Care	6
Materials	5
Information Technology	5
Consumer Discretionary	3
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8196
Virtus KAR Global Small-Cap Fund

Virtus KAR Global Small-Cap Fund
Institutional Class / DGSCX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Institutional Class / DGSCX	$126	1.29%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Institutional Class shares at NAV returned (4.87)%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 23.67% and the MSCI All Country World Small Cap Index (net), which serves as the style-specific index, returned 28.82%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI ACWI Small Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures small cap equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be determined by market reactions, both positive and negative, to activity related to these companies. Underweights in consumer discretionary and consumer staples contributed to performance relative to the MSCI All Country World Small Cap Index (net) for the fiscal year. Stock selection and an underweight in information technology, as well as stock selection and an underweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Caixa Seguridade, Landstar System, Watts Water Technologies, Toro Company, and Triumph Financial. The biggest detractors from performance for the period were Baltic Classifieds, Ryan Specialty, Rightmove, nCino, and Lectra. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Caixa Seguridade	Positive	Shares of the Brazilian insurance company outperformed over the 12-month period, supported by resilient demand for mortgage insurance despite elevated rates, along with the earnings from the company’s higher-yielding invested cash.

Landstar System	Positive	The operating environment for trucking companies like Landstar improved during the period due to a reduction in the number of drivers, which constrained supply and raised prices. In addition, there were indicators of increased shipping demand, which also benefited the company.

Baltic Classifieds	Negative	Baltic Classifieds operates several online classified advertising portals across the Baltic states of Lithuania, Latvia, and Estonia. The company’s results were pressured by weakness in the Estonian auto market, concerns about profit margins following earnings guidance late in 2025, and investor uncertainty about the long-term impact of consumer-facing artificial intelligence ("AI") on asset searches.

Ryan Specialty	Negative	Ryan Specialty is an international specialty insurance firm. Industry-wide declines in commercial property premiums caused the company’s organic growth pace to moderate. Market fears of increased competition from AI also pulled insurance broker shares lower.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus KAR Global Small-Cap Fund (Institutional Class/DGSCX) at NAV(1)	(4.87)%	(0.04)%	7.02%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%
MSCI All Country World Small Cap Index (net)	28.82%	7.42%	10.73%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$35,100
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$320
Portfolio turnover rate as of the end of the reporting period	41%
Asset Allocation(1)
Financials	42%
Industrials	39
Health Care	6
Materials	5
Information Technology	5
Consumer Discretionary	3
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8198
Virtus KAR Global Small-Cap Fund

Virtus KAR Health Sciences Fund
Class A / RAGHX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class A / RAGHX	$148	1.41%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class A shares at NAV returned 9.31%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 3000® Health Care Index, which serves as the style-specific index, returned 23.56%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Health Care Index is a free float-adjusted market capitalization-weighted index of companies involved in medical services or healthcare within the Russell Universe, which comprises the largest 3,000 U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of health care-related companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. The biggest contributors to performance relative to the Russell 3000© Health Care Index for the 12-month period were Eli Lilly, West Pharmaceutical, AbbVie, Merck & Co., and UnitedHealth Group. The biggest detractors from performance for the period were Insulet, Intuitive Surgical, Prestige Consumer Healthcare, Lumexa Imaging, and DexCom. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Eli Lilly	Positive	During the 12-month period, Eli Lilly’s portfolio of GLP‑1 drugs saw rapid sales growth driven by strong uptake of injectable therapies despite competition from oral alternatives. Lilly also launched its own oral GLP‑1 in the second quarter of 2026, and saw continued progress across multiple next‑generation drug pipeline candidates.

West Pharmaceutical	Positive	West Pharmaceutical moved past prior headwinds related to reducing inventory. The company diversified its sources of growth beyond GLP-1s to include high value product growth in Europe, as well as an increased focus on biologics.

Insulet	Negative	Insulet faced product reliability concerns following recalls in March and May 2026 related to manufacturing defects, including actions classified by the FDA in its most serious recall category. These developments introduced regulatory, reputational, and manufacturing execution risks for the company.

Intuitive Surgical	Negative	During the 12-month period, Intuitive’s procedure growth rate moderated as increased competition entered robotic surgery markets following patent expirations. Investor sentiment was also affected by concerns regarding the company’s competitive response and the potential impact on its recurring revenue stream.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus KAR Health Sciences Fund (Class A/RAGHX) at NAV(1)	9.31%	0.23%	7.09%
Virtus KAR Health Sciences Fund (Class A/RAGHX) at POP(2),(3)	3.30%	(0.89)%	6.49%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 3000® Health Care Index	23.56%	5.26%	10.25%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$91,700
Total number of portfolio holdings	24
Total advisory fee paid (‘000s)	$774
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Healthcare Equipment & Supplies	24%
Pharmaceuticals	22
Healthcare Providers & Services	19
Biotechnology	18
Life Sciences Tools & Services	17
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8199
Virtus KAR Health Sciences Fund

Virtus KAR Health Sciences Fund
Institutional Class / HLHIX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Institutional Class / HLHIX	$110	1.05%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Institutional Class shares at NAV returned 9.69%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 3000® Health Care Index, which serves as the style-specific index, returned 23.56%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Health Care Index is a free float-adjusted market capitalization-weighted index of companies involved in medical services or healthcare within the Russell Universe, which comprises the largest 3,000 U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of health care-related companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. The biggest contributors to performance relative to the Russell 3000© Health Care Index for the 12-month period were Eli Lilly, West Pharmaceutical, AbbVie, Merck & Co., and UnitedHealth Group. The biggest detractors from performance for the period were Insulet, Intuitive Surgical, Prestige Consumer Healthcare, Lumexa Imaging, and DexCom. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Eli Lilly	Positive	During the 12-month period, Eli Lilly’s portfolio of GLP‑1 drugs saw rapid sales growth driven by strong uptake of injectable therapies despite competition from oral alternatives. Lilly also launched its own oral GLP‑1 in the second quarter of 2026, and saw continued progress across multiple next‑generation drug pipeline candidates.

West Pharmaceutical	Positive	West Pharmaceutical moved past prior headwinds related to reducing inventory. The company diversified its sources of growth beyond GLP-1s to include high value product growth in Europe, as well as an increased focus on biologics.

Insulet	Negative	Insulet faced product reliability concerns following recalls in March and May 2026 related to manufacturing defects, including actions classified by the FDA in its most serious recall category. These developments introduced regulatory, reputational, and manufacturing execution risks for the company.

Intuitive Surgical	Negative	During the 12-month period, Intuitive’s procedure growth rate moderated as increased competition entered robotic surgery markets following patent expirations. Investor sentiment was also affected by concerns regarding the company’s competitive response and the potential impact on its recurring revenue stream.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus KAR Health Sciences Fund (Institutional Class/HLHIX) at NAV(1)	9.69%	0.53%	7.44%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 3000® Health Care Index	23.56%	5.26%	10.25%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$91,700
Total number of portfolio holdings	24
Total advisory fee paid (‘000s)	$774
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Healthcare Equipment & Supplies	24%
Pharmaceuticals	22
Healthcare Providers & Services	19
Biotechnology	18
Life Sciences Tools & Services	17
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8210
Virtus KAR Health Sciences Fund

Virtus NFJ Dividend Value Fund
Class A / PNEAX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class A / PNEAX	$116	1.01%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class A shares at NAV returned 29.75%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 1000® Value Index, which serves as the style-specific index, returned 27.12%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the financials, communication services, and health care sectors contributed to performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection in the information technology (IT) and consumer staples sectors detracted. An overweight in energy and an underweight in consumer discretionary contributed over the period. Conversely, overweight positions in the financials and real estate sectors detracted from performance. The biggest individual contributors to performance for the 12-month period were Marvell Technology, Alphabet, Micron Technology, Dell Technologies, and HF Sinclair. The biggest detractors from performance during the period were Alexandria Real Estate Equities, Microsoft, Intuit, Salesforce, and Oracle. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler artificial intelligence (AI) infrastructure.

Alphabet	Positive	Google’s parent company reported solid quarterly results, including record quarterly revenue toward the end of the year. The company benefited from growth across its digital advertising and cloud-computing businesses as the AI boom continued.

Alexandria Real Estate Equities	Negative	NFJ exited the position following a disappointing third-quarter update and subsequent dividend cut. Management commentary and the market’s reaction were both negative, as results fell short of expectations. The dividend reduction signaled increased pressure on cash flows and heightened uncertainty, prompting the sale.

Microsoft	Negative	The technology giant reported mostly strong quarterly results over the 12-month period. However, the company’s greater-than-anticipated AI infrastructure investment and higher capital spending guidance overshadowed its solid results.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class A/PNEAX) at NAV(1)	29.75%	9.37%	9.70%
Virtus NFJ Dividend Value Fund (Class A/PNEAX) at POP(2),(3)	22.62%	8.14%	9.08%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Value Index	27.12%	11.17%	11.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$525,352
Total number of portfolio holdings	59
Total advisory fee paid (‘000s)	$2,213
Portfolio turnover rate as of the end of the reporting period	106%
Asset Allocation(1)
Financials	28%
Information Technology	20
Industrials	11
Energy	9
Consumer Staples	7
Health Care	6
Real Estate	5
Other	14
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8291
Virtus NFJ Dividend Value Fund

Virtus NFJ Dividend Value Fund
Class C / PNECX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class C / PNECX	$199	1.74%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class C shares at NAV returned 28.77%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 1000® Value Index, which serves as the style-specific index, returned 27.12%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the financials, communication services, and health care sectors contributed to performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection in the information technology (IT) and consumer staples sectors detracted. An overweight in energy and an underweight in consumer discretionary contributed over the period. Conversely, overweight positions in the financials and real estate sectors detracted from performance. The biggest individual contributors to performance for the 12-month period were Marvell Technology, Alphabet, Micron Technology, Dell Technologies, and HF Sinclair. The biggest detractors from performance during the period were Alexandria Real Estate Equities, Microsoft, Intuit, Salesforce, and Oracle. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler artificial intelligence (AI) infrastructure.

Alphabet	Positive	Google’s parent company reported solid quarterly results, including record quarterly revenue toward the end of the year. The company benefited from growth across its digital advertising and cloud-computing businesses as the AI boom continued.

Alexandria Real Estate Equities	Negative	NFJ exited the position following a disappointing third-quarter update and subsequent dividend cut. Management commentary and the market’s reaction were both negative, as results fell short of expectations. The dividend reduction signaled increased pressure on cash flows and heightened uncertainty, prompting the sale.

Microsoft	Negative	The technology giant reported mostly strong quarterly results over the 12-month period. However, the company’s greater-than-anticipated AI infrastructure investment and higher capital spending guidance overshadowed its solid results.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class C/PNECX) at NAV(1) and with CDSC(2)	28.77%	8.57%	8.90%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Value Index	27.12%	11.17%	11.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$525,352
Total number of portfolio holdings	59
Total advisory fee paid (‘000s)	$2,213
Portfolio turnover rate as of the end of the reporting period	106%
Asset Allocation(1)
Financials	28%
Information Technology	20
Industrials	11
Energy	9
Consumer Staples	7
Health Care	6
Real Estate	5
Other	14
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8292
Virtus NFJ Dividend Value Fund

Virtus NFJ Dividend Value Fund
Institutional Class / NFJEX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Institutional Class / NFJEX	$81	0.70%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Institutional Class shares at NAV returned 30.11%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 1000® Value Index, which serves as the style-specific index, returned 27.12%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the financials, communication services, and health care sectors contributed to performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection in the information technology (IT) and consumer staples sectors detracted. An overweight in energy and an underweight in consumer discretionary contributed over the period. Conversely, overweight positions in the financials and real estate sectors detracted from performance. The biggest individual contributors to performance for the 12-month period were Marvell Technology, Alphabet, Micron Technology, Dell Technologies, and HF Sinclair. The biggest detractors from performance during the period were Alexandria Real Estate Equities, Microsoft, Intuit, Salesforce, and Oracle. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler artificial intelligence (AI) infrastructure.

Alphabet	Positive	Google’s parent company reported solid quarterly results, including record quarterly revenue toward the end of the year. The company benefited from growth across its digital advertising and cloud-computing businesses as the AI boom continued.

Alexandria Real Estate Equities	Negative	NFJ exited the position following a disappointing third-quarter update and subsequent dividend cut. Management commentary and the market’s reaction were both negative, as results fell short of expectations. The dividend reduction signaled increased pressure on cash flows and heightened uncertainty, prompting the sale.

Microsoft	Negative	The technology giant reported mostly strong quarterly results over the 12-month period. However, the company’s greater-than-anticipated AI infrastructure investment and higher capital spending guidance overshadowed its solid results.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Institutional Class/NFJEX) at NAV(1)	30.11%	9.70%	10.06%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Value Index	27.12%	11.17%	11.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$525,352
Total number of portfolio holdings	59
Total advisory fee paid (‘000s)	$2,213
Portfolio turnover rate as of the end of the reporting period	106%
Asset Allocation(1)
Financials	28%
Information Technology	20
Industrials	11
Energy	9
Consumer Staples	7
Health Care	6
Real Estate	5
Other	14
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8293
Virtus NFJ Dividend Value Fund

Virtus NFJ Dividend Value Fund
Class R6 / ANDVX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class R6 / ANDVX	$75	0.65%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class R6 shares at NAV returned 30.33%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 1000® Value Index, which serves as the style-specific index, returned 27.12%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the financials, communication services, and health care sectors contributed to performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection in the information technology (IT) and consumer staples sectors detracted. An overweight in energy and an underweight in consumer discretionary contributed over the period. Conversely, overweight positions in the financials and real estate sectors detracted from performance. The biggest individual contributors to performance for the 12-month period were Marvell Technology, Alphabet, Micron Technology, Dell Technologies, and HF Sinclair. The biggest detractors from performance during the period were Alexandria Real Estate Equities, Microsoft, Intuit, Salesforce, and Oracle. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler artificial intelligence (AI) infrastructure.

Alphabet	Positive	Google’s parent company reported solid quarterly results, including record quarterly revenue toward the end of the year. The company benefited from growth across its digital advertising and cloud-computing businesses as the AI boom continued.

Alexandria Real Estate Equities	Negative	NFJ exited the position following a disappointing third-quarter update and subsequent dividend cut. Management commentary and the market’s reaction were both negative, as results fell short of expectations. The dividend reduction signaled increased pressure on cash flows and heightened uncertainty, prompting the sale.

Microsoft	Negative	The technology giant reported mostly strong quarterly results over the 12-month period. However, the company’s greater-than-anticipated AI infrastructure investment and higher capital spending guidance overshadowed its solid results.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class R6/ANDVX) at NAV(1)	30.33%	9.78%	10.13%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Value Index	27.12%	11.17%	11.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$525,352
Total number of portfolio holdings	59
Total advisory fee paid (‘000s)	$2,213
Portfolio turnover rate as of the end of the reporting period	106%
Asset Allocation(1)
Financials	28%
Information Technology	20
Industrials	11
Energy	9
Consumer Staples	7
Health Care	6
Real Estate	5
Other	14
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8294
Virtus NFJ Dividend Value Fund

Virtus NFJ International Value Fund
Class A / AFJAX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class A / AFJAX	$159	1.40%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class A shares at NAV returned 27.60%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 27.66%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection within the communication services, financials, and energy sectors contributed to outperformance relative to the MSCI All Country World ex USA Index (net) for the fiscal year. In contrast, negative selection in the consumer discretionary, industrials, and materials sectors somewhat detracted. By region, security selection across Europe ex-U.K. and North America contributed to performance, while selection in emerging markets ("EM") and Japan detracted. From an industry and country allocation perspective, an underweight in consumer staples and overweight in EM contributed over the period, while an overweight in consumer discretionary and overweight in North America somewhat detracted. The biggest individual contributors to performance for the 12-month period were Taiwan Semiconductor Manufacturing, ASML, SK Hynix, Alphabet, and Samsung Electronics. The biggest detractors from performance during the period were Xiaomi, MonotaRO, Daiichi Sankyo, JD.com, and Nippon Paint. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Taiwan Semiconductor Manufacturing	Positive	The world’s largest contract semiconductor chip manufacturer released quarterly results that beat consensus expectations, and management continued to raise earnings guidance amid strengthening demand for artificial intelligence (AI) processors and high-performance computing.

ASML	Positive	The Dutch chip-making equipment giant reported robust quarterly results as chip demand continued to outpace supply over the reporting period.
Xiaomi	Negative	The Chinese tech giant was negatively impacted by rising component costs and intensifying competition within its mainstay smartphone business. In early 2026, management announced a stock buyback program worth up to HK$2.5 billion (US$321 million), as well as plans to expand its electric vehicle (EV) business globally over the next few years.

MonotaRO	Negative	Shares of the Japan-based online business-to-business retailer of maintenance, repair, and operating (MRO) supplies underperformed over the reporting period, though management reported strong 2025 results. The Fund exited the position in early 2026.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Class A/AFJAX) at NAV(1)	27.60%	6.19%	7.69%
Virtus NFJ International Value Fund (Class A/AFJAX) at POP(2),(3)	20.58%	5.00%	7.08%
MSCI All Country World ex USA Index (net)	27.66%	8.79%	9.93%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$81,465
Total number of portfolio holdings	62
Total advisory fee paid (‘000s)	$438
Portfolio turnover rate as of the end of the reporting period	93%
Asset Allocation(1)
Information Technology	25%
Financials	24
Industrials	14
Materials	9
Consumer Discretionary	8
Energy	8
Communication Services	5
Other	7
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8302
Virtus NFJ International Value Fund

Virtus NFJ International Value Fund
Institutional Class / ANJIX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Institutional Class / ANJIX	$120	1.05%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Institutional Class shares at NAV returned 27.99%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 27.66%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection within the communication services, financials, and energy sectors contributed to outperformance relative to the MSCI All Country World ex USA Index (net) for the fiscal year. In contrast, negative selection in the consumer discretionary, industrials, and materials sectors somewhat detracted. By region, security selection across Europe ex-U.K. and North America contributed to performance, while selection in emerging markets ("EM") and Japan detracted. From an industry and country allocation perspective, an underweight in consumer staples and overweight in EM contributed over the period, while an overweight in consumer discretionary and overweight in North America somewhat detracted. The biggest individual contributors to performance for the 12-month period were Taiwan Semiconductor Manufacturing, ASML, SK Hynix, Alphabet, and Samsung Electronics. The biggest detractors from performance during the period were Xiaomi, MonotaRO, Daiichi Sankyo, JD.com, and Nippon Paint. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Taiwan Semiconductor Manufacturing	Positive	The world’s largest contract semiconductor chip manufacturer released quarterly results that beat consensus expectations, and management continued to raise earnings guidance amid strengthening demand for artificial intelligence (AI) processors and high-performance computing.

ASML	Positive	The Dutch chip-making equipment giant reported robust quarterly results as chip demand continued to outpace supply over the reporting period.
Xiaomi	Negative	The Chinese tech giant was negatively impacted by rising component costs and intensifying competition within its mainstay smartphone business. In early 2026, management announced a stock buyback program worth up to HK$2.5 billion (US$321 million), as well as plans to expand its electric vehicle (EV) business globally over the next few years.

MonotaRO	Negative	Shares of the Japan-based online business-to-business retailer of maintenance, repair, and operating (MRO) supplies underperformed over the reporting period, though management reported strong 2025 results. The Fund exited the position in early 2026.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Institutional Class/ANJIX) at NAV(1)	27.99%	6.55%	8.06%
MSCI All Country World ex USA Index (net)	27.66%	8.79%	9.93%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$81,465
Total number of portfolio holdings	62
Total advisory fee paid (‘000s)	$438
Portfolio turnover rate as of the end of the reporting period	93%
Asset Allocation(1)
Information Technology	25%
Financials	24
Industrials	14
Materials	9
Consumer Discretionary	8
Energy	8
Communication Services	5
Other	7
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8304
Virtus NFJ International Value Fund

Virtus NFJ International Value Fund
Class R6 / ANAVX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class R6 / ANAVX	$115	1.01%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class R6 shares at NAV returned 28.08%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 27.66%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection within the communication services, financials, and energy sectors contributed to outperformance relative to the MSCI All Country World ex USA Index (net) for the fiscal year. In contrast, negative selection in the consumer discretionary, industrials, and materials sectors somewhat detracted. By region, security selection across Europe ex-U.K. and North America contributed to performance, while selection in emerging markets ("EM") and Japan detracted. From an industry and country allocation perspective, an underweight in consumer staples and overweight in EM contributed over the period, while an overweight in consumer discretionary and overweight in North America somewhat detracted. The biggest individual contributors to performance for the 12-month period were Taiwan Semiconductor Manufacturing, ASML, SK Hynix, Alphabet, and Samsung Electronics. The biggest detractors from performance during the period were Xiaomi, MonotaRO, Daiichi Sankyo, JD.com, and Nippon Paint. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Taiwan Semiconductor Manufacturing	Positive	The world’s largest contract semiconductor chip manufacturer released quarterly results that beat consensus expectations, and management continued to raise earnings guidance amid strengthening demand for artificial intelligence (AI) processors and high-performance computing.

ASML	Positive	The Dutch chip-making equipment giant reported robust quarterly results as chip demand continued to outpace supply over the reporting period.
Xiaomi	Negative	The Chinese tech giant was negatively impacted by rising component costs and intensifying competition within its mainstay smartphone business. In early 2026, management announced a stock buyback program worth up to HK$2.5 billion (US$321 million), as well as plans to expand its electric vehicle (EV) business globally over the next few years.

MonotaRO	Negative	Shares of the Japan-based online business-to-business retailer of maintenance, repair, and operating (MRO) supplies underperformed over the reporting period, though management reported strong 2025 results. The Fund exited the position in early 2026.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Class R6/ANAVX) at NAV(1)	28.08%	6.62%	8.11%
MSCI All Country World ex USA Index (net)	27.66%	8.79%	9.93%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$81,465
Total number of portfolio holdings	62
Total advisory fee paid (‘000s)	$438
Portfolio turnover rate as of the end of the reporting period	93%
Asset Allocation(1)
Information Technology	25%
Financials	24
Industrials	14
Materials	9
Consumer Discretionary	8
Energy	8
Communication Services	5
Other	7
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8305
Virtus NFJ International Value Fund

Virtus NFJ Large-Cap Value Fund
Class A / PNBAX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class A / PNBAX	$110	1.00%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class A shares at NAV returned 19.41%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 1000® Value Index, which serves as the style-specific index, returned 27.12%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, information technology ("IT"), and industrials sectors detracted from performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection in the financials, energy, and communication services sectors contributed. An underweight in IT and an overweight in financials detracted over the period. Conversely, underweight positions in consumer staples and health care contributed to performance. The biggest individual contributors to performance for the 12-month period were Marvell Technology, Advanced Micro Devices, Alphabet, Micron Technology, and GE Vernova. The biggest detractors from performance during the period were Coinbase Global, JD.com, Booking Holdings, Adobe, and Uber Technologies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coinbase Global	Negative	The cryptocurrency trading platform was negatively impacted by softer trading volumes amid generally strong equity markets, as well as higher inflation and borrowing costs. Management continued to diversify its business, including partnering with prediction-markets specialist Kalshi to offer trading on sports, elections, and economic indicators.

JD.com	Negative	The online retailer struggled as continued competition in the food-delivery business overshadowed largely strong quarterly results.
Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler artificial intelligence ("AI") infrastructure.

Advanced Micro Devices	Positive	Shares reached an all-time high and the company’s market capitalization surpassed $500 billion toward the end of the reporting period as cease-fire talks in Iran revived broad market optimism for tech and AI demand. The rise in agentic AI (artificial intelligence that can accomplish a specific goal with limited supervision) heightened demand for AMD’s central processing units (CPUs).
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Large-Cap Value Fund (Class A/PNBAX) at NAV(1)	19.41%	7.24%	9.73%
Virtus NFJ Large-Cap Value Fund (Class A/PNBAX) at POP(2),(3)	12.84%	6.03%	9.11%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Value Index	27.12%	11.17%	11.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$181,520
Total number of portfolio holdings	61
Total advisory fee paid (‘000s)	$1,126
Portfolio turnover rate as of the end of the reporting period	119%
Asset Allocation(1)
Financials	28%
Information Technology	18
Industrials	12
Energy	11
Consumer Discretionary	8
Materials	6
Health Care	5
Other	12
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8306
Virtus NFJ Large-Cap Value Fund

Virtus NFJ Large-Cap Value Fund
Institutional Class / ANVIX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Institutional Class / ANVIX	$82	0.75%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Institutional Class shares at NAV returned 19.70%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 1000® Value Index, which serves as the style-specific index, returned 27.12%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, information technology ("IT"), and industrials sectors detracted from performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection in the financials, energy, and communication services sectors contributed. An underweight in IT and an overweight in financials detracted over the period. Conversely, underweight positions in consumer staples and health care contributed to performance. The biggest individual contributors to performance for the 12-month period were Marvell Technology, Advanced Micro Devices, Alphabet, Micron Technology, and GE Vernova. The biggest detractors from performance during the period were Coinbase Global, JD.com, Booking Holdings, Adobe, and Uber Technologies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coinbase Global	Negative	The cryptocurrency trading platform was negatively impacted by softer trading volumes amid generally strong equity markets, as well as higher inflation and borrowing costs. Management continued to diversify its business, including partnering with prediction-markets specialist Kalshi to offer trading on sports, elections, and economic indicators.

JD.com	Negative	The online retailer struggled as continued competition in the food-delivery business overshadowed largely strong quarterly results.
Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler artificial intelligence ("AI") infrastructure.

Advanced Micro Devices	Positive	Shares reached an all-time high and the company’s market capitalization surpassed $500 billion toward the end of the reporting period as cease-fire talks in Iran revived broad market optimism for tech and AI demand. The rise in agentic AI (artificial intelligence that can accomplish a specific goal with limited supervision) heightened demand for AMD’s central processing units (CPUs).
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Large-Cap Value Fund (Institutional Class/ANVIX) at NAV(1)	19.70%	7.50%	10.06%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Value Index	27.12%	11.17%	11.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$181,520
Total number of portfolio holdings	61
Total advisory fee paid (‘000s)	$1,126
Portfolio turnover rate as of the end of the reporting period	119%
Asset Allocation(1)
Financials	28%
Information Technology	18
Industrials	12
Energy	11
Consumer Discretionary	8
Materials	6
Health Care	5
Other	12
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8308
Virtus NFJ Large-Cap Value Fund

Virtus NFJ Large-Cap Value Fund
Class R6 / VAAGX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class R6 / VAAGX	$71	0.65%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class R6 shares at NAV returned 19.82%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 1000® Value Index, which serves as the style-specific index, returned 27.12%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, information technology ("IT"), and industrials sectors detracted from performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection in the financials, energy, and communication services sectors contributed. An underweight in IT and an overweight in financials detracted over the period. Conversely, underweight positions in consumer staples and health care contributed to performance. The biggest individual contributors to performance for the 12-month period were Marvell Technology, Advanced Micro Devices, Alphabet, Micron Technology, and GE Vernova. The biggest detractors from performance during the period were Coinbase Global, JD.com, Booking Holdings, Adobe, and Uber Technologies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coinbase Global	Negative	The cryptocurrency trading platform was negatively impacted by softer trading volumes amid generally strong equity markets, as well as higher inflation and borrowing costs. Management continued to diversify its business, including partnering with prediction-markets specialist Kalshi to offer trading on sports, elections, and economic indicators.

JD.com	Negative	The online retailer struggled as continued competition in the food-delivery business overshadowed largely strong quarterly results.
Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler artificial intelligence ("AI") infrastructure.

Advanced Micro Devices	Positive	Shares reached an all-time high and the company’s market capitalization surpassed $500 billion toward the end of the reporting period as cease-fire talks in Iran revived broad market optimism for tech and AI demand. The rise in agentic AI (artificial intelligence that can accomplish a specific goal with limited supervision) heightened demand for AMD’s central processing units (CPUs).
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (October 29, 2021). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	Since Inception
Virtus NFJ Large-Cap Value Fund (Class R6/VAAGX) at NAV(1)	19.82%	6.51%
Wilshire 5000 Total Market Index	23.01%	11.85%
Russell 1000® Value Index	27.12%	11.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$181,520
Total number of portfolio holdings	61
Total advisory fee paid (‘000s)	$1,126
Portfolio turnover rate as of the end of the reporting period	119%
Asset Allocation(1)
Financials	28%
Information Technology	18
Industrials	12
Energy	11
Consumer Discretionary	8
Materials	6
Health Care	5
Other	12
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8309
Virtus NFJ Large-Cap Value Fund

Virtus NFJ Mid-Cap Value Fund
Class A / PQNAX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class A / PQNAX	$110	1.00%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class A shares at NAV returned 20.68%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 26.62%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the industrials, consumer discretionary, and consumer staples sectors detracted from performance relative to the Russell Midcap® Value Index for the fiscal year. Stock selection in the information technology ("IT"), energy, and utilities sectors contributed. An overweight in financials and an underweight in IT detracted over the period. Conversely, an overweight in energy and an underweight in consumer staples contributed to performance. The biggest individual contributors to performance for the 12-month period were MKS, Marvell Technology, Sandisk, Kaiser Aluminum, and HF Sinclair. The biggest detractors from performance during the period were Coinbase Global, Alexandria Real Estate Equities, FMC, Trex, and JD.com. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coinbase Global	Negative	The cryptocurrency trading platform was negatively impacted by softer trading volumes amid generally strong equity markets, as well as higher inflation and borrowing costs. Management continued to diversify its business, including partnering with prediction-markets specialist Kalshi to offer trading on sports, elections, and economic indicators.

Alexandria Real Estate Equities	Negative	NFJ exited the position following a disappointing third-quarter update and subsequent dividend cut. Management commentary and the market’s reaction were both negative, as results fell short of expectations. The dividend reduction signaled increased pressure on cash flows and heightened uncertainty, prompting the sale.

MKS	Positive	The semiconductor equipment supplier delivered strong quarterly results and generally upbeat earnings guidance during the period amid continued strong demand for artificial intelligence ("AI")-related semiconductors. Additionally, management hiked the company’s quarterly dividend by 13.6% in early 2026.

Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler AI infrastructure.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Class A/PQNAX) at NAV(1)	20.68%	6.61%	9.51%
Virtus NFJ Mid-Cap Value Fund (Class A/PQNAX) at POP(2),(3)	14.05%	5.41%	8.89%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell Midcap® Value Index	26.62%	9.48%	10.63%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$560,575
Total number of portfolio holdings	71
Total advisory fee paid (‘000s)	$2,413
Portfolio turnover rate as of the end of the reporting period	103%
Asset Allocation(1)
Financials	23%
Information Technology	21
Materials	11
Industrials	10
Energy	9
Consumer Discretionary	7
Real Estate	6
Other	13
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8310
Virtus NFJ Mid-Cap Value Fund

Virtus NFJ Mid-Cap Value Fund
Class C / PQNCX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class C / PQNCX	$192	1.75%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class C shares at NAV returned 19.80%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 26.62%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the industrials, consumer discretionary, and consumer staples sectors detracted from performance relative to the Russell Midcap® Value Index for the fiscal year. Stock selection in the information technology ("IT"), energy, and utilities sectors contributed. An overweight in financials and an underweight in IT detracted over the period. Conversely, an overweight in energy and an underweight in consumer staples contributed to performance. The biggest individual contributors to performance for the 12-month period were MKS, Marvell Technology, Sandisk, Kaiser Aluminum, and HF Sinclair. The biggest detractors from performance during the period were Coinbase Global, Alexandria Real Estate Equities, FMC, Trex, and JD.com. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coinbase Global	Negative	The cryptocurrency trading platform was negatively impacted by softer trading volumes amid generally strong equity markets, as well as higher inflation and borrowing costs. Management continued to diversify its business, including partnering with prediction-markets specialist Kalshi to offer trading on sports, elections, and economic indicators.

Alexandria Real Estate Equities	Negative	NFJ exited the position following a disappointing third-quarter update and subsequent dividend cut. Management commentary and the market’s reaction were both negative, as results fell short of expectations. The dividend reduction signaled increased pressure on cash flows and heightened uncertainty, prompting the sale.

MKS	Positive	The semiconductor equipment supplier delivered strong quarterly results and generally upbeat earnings guidance during the period amid continued strong demand for artificial intelligence ("AI")-related semiconductors. Additionally, management hiked the company’s quarterly dividend by 13.6% in early 2026.

Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler AI infrastructure.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Class C/PQNCX) at NAV(1) and with CDSC(2)	19.80%	5.82%	8.69%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell Midcap® Value Index	26.62%	9.48%	10.63%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$560,575
Total number of portfolio holdings	71
Total advisory fee paid (‘000s)	$2,413
Portfolio turnover rate as of the end of the reporting period	103%
Asset Allocation(1)
Financials	23%
Information Technology	21
Materials	11
Industrials	10
Energy	9
Consumer Discretionary	7
Real Estate	6
Other	13
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8311
Virtus NFJ Mid-Cap Value Fund

Virtus NFJ Mid-Cap Value Fund
Institutional Class / PRNIX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Institutional Class / PRNIX	$72	0.65%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Institutional Class shares at NAV returned 21.14%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 26.62%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the industrials, consumer discretionary, and consumer staples sectors detracted from performance relative to the Russell Midcap® Value Index for the fiscal year. Stock selection in the information technology ("IT"), energy, and utilities sectors contributed. An overweight in financials and an underweight in IT detracted over the period. Conversely, an overweight in energy and an underweight in consumer staples contributed to performance. The biggest individual contributors to performance for the 12-month period were MKS, Marvell Technology, Sandisk, Kaiser Aluminum, and HF Sinclair. The biggest detractors from performance during the period were Coinbase Global, Alexandria Real Estate Equities, FMC, Trex, and JD.com. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coinbase Global	Negative	The cryptocurrency trading platform was negatively impacted by softer trading volumes amid generally strong equity markets, as well as higher inflation and borrowing costs. Management continued to diversify its business, including partnering with prediction-markets specialist Kalshi to offer trading on sports, elections, and economic indicators.

Alexandria Real Estate Equities	Negative	NFJ exited the position following a disappointing third-quarter update and subsequent dividend cut. Management commentary and the market’s reaction were both negative, as results fell short of expectations. The dividend reduction signaled increased pressure on cash flows and heightened uncertainty, prompting the sale.

MKS	Positive	The semiconductor equipment supplier delivered strong quarterly results and generally upbeat earnings guidance during the period amid continued strong demand for artificial intelligence ("AI")-related semiconductors. Additionally, management hiked the company’s quarterly dividend by 13.6% in early 2026.

Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler AI infrastructure.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Institutional Class/PRNIX) at NAV(1)	21.14%	6.99%	9.89%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell Midcap® Value Index	26.62%	9.48%	10.63%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$560,575
Total number of portfolio holdings	71
Total advisory fee paid (‘000s)	$2,413
Portfolio turnover rate as of the end of the reporting period	103%
Asset Allocation(1)
Financials	23%
Information Technology	21
Materials	11
Industrials	10
Energy	9
Consumer Discretionary	7
Real Estate	6
Other	13
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8312
Virtus NFJ Mid-Cap Value Fund

Virtus NFJ Mid-Cap Value Fund
Class R6 / ANPRX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class R6 / ANPRX	$66	0.60%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class R6 shares at NAV returned 21.15%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 26.62%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the industrials, consumer discretionary, and consumer staples sectors detracted from performance relative to the Russell Midcap® Value Index for the fiscal year. Stock selection in the information technology ("IT"), energy, and utilities sectors contributed. An overweight in financials and an underweight in IT detracted over the period. Conversely, an overweight in energy and an underweight in consumer staples contributed to performance. The biggest individual contributors to performance for the 12-month period were MKS, Marvell Technology, Sandisk, Kaiser Aluminum, and HF Sinclair. The biggest detractors from performance during the period were Coinbase Global, Alexandria Real Estate Equities, FMC, Trex, and JD.com. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coinbase Global	Negative	The cryptocurrency trading platform was negatively impacted by softer trading volumes amid generally strong equity markets, as well as higher inflation and borrowing costs. Management continued to diversify its business, including partnering with prediction-markets specialist Kalshi to offer trading on sports, elections, and economic indicators.

Alexandria Real Estate Equities	Negative	NFJ exited the position following a disappointing third-quarter update and subsequent dividend cut. Management commentary and the market’s reaction were both negative, as results fell short of expectations. The dividend reduction signaled increased pressure on cash flows and heightened uncertainty, prompting the sale.

MKS	Positive	The semiconductor equipment supplier delivered strong quarterly results and generally upbeat earnings guidance during the period amid continued strong demand for artificial intelligence ("AI")-related semiconductors. Additionally, management hiked the company’s quarterly dividend by 13.6% in early 2026.

Marvell Technology	Positive	The custom chip manufacturer performed well, particularly toward the end of the reporting period when management reported strong fiscal first-quarter results, raised its revenue outlook, and highlighted accelerating bookings tied to hyperscaler AI infrastructure.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 18, 2017). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	Since Inception
Virtus NFJ Mid-Cap Value Fund (Class R6/ANPRX) at NAV(1)	21.15%	7.04%	7.07%
Wilshire 5000 Total Market Index	23.01%	12.52%	14.19%
Russell Midcap® Value Index	26.62%	9.48%	9.68%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$560,575
Total number of portfolio holdings	71
Total advisory fee paid (‘000s)	$2,413
Portfolio turnover rate as of the end of the reporting period	103%
Asset Allocation(1)
Financials	23%
Information Technology	21
Materials	11
Industrials	10
Energy	9
Consumer Discretionary	7
Real Estate	6
Other	13
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8313
Virtus NFJ Mid-Cap Value Fund

Virtus NFJ Small-Cap Value Fund
Class A / PCVAX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class A / PCVAX	$133	1.17%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class A shares at NAV returned 27.30%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 2000® Value Index, which serves as the style-specific index, returned 43.01%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the financials and communication services sectors detracted from performance for the fiscal year relative to the Russell 2000® Value Index. Stock selection in the energy and consumer discretionary sectors contributed. An underweight in information technology (IT) and an overweight in financials detracted over the period. Conversely, underweight exposures in utilities and consumer discretionary contributed to performance. The biggest individual contributors to performance for the 12-month period were Viavi Solutions, Victoria's Secret, Kaiser Aluminum, MKS, and Helmerich & Payne. The biggest detractors from performance during the period were UWM, FMC, Walker & Dunlop, TripAdvisor, and MarketAxess. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
UWM	Negative	Shares of the parent company of the country’s largest mortgage lender were pressured during a prolonged bidding battle for Two Harbors Investment Corp., which ultimately was acquired by another bidder. The Fund exited the position toward the end of the reporting period.

FMC	Negative	Management for the agricultural sciences company reported weaker quarterly results, reduced full-year free cash flow (FCF) guidance, and cut the dividend amid a softer macroeconomic environment toward the end of 2025. As a result, the Fund exited the position.

Viavi Solutions	Positive	The network solutions provider performed well, particularly in the second half of the reporting period. Management reported solid quarterly results and issued upbeat guidance, benefiting in part from strong demand for its products used in data centers, semiconductors, and memory products.

Victoria's Secret	Positive	Shares of the apparel retailer reached a new all-time high toward the end of the reporting period, as the company reported quarterly sales and earnings that beat Wall Street’s expectations, and management raised its full-year sales outlook.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Class A/PCVAX) at NAV(1)	27.30%	6.75%	7.20%
Virtus NFJ Small-Cap Value Fund (Class A/PCVAX) at POP(2),(3)	20.30%	5.55%	6.59%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 2000® Value Index	43.01%	8.23%	10.89%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$257,838
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$1,382
Portfolio turnover rate as of the end of the reporting period	87%
Asset Allocation(1)
Financials	27%
Health Care	13
Energy	12
Information Technology	11
Consumer Discretionary	11
Industrials	10
Materials	7
Other	9
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8314
Virtus NFJ Small-Cap Value Fund

Virtus NFJ Small-Cap Value Fund
Institutional Class / PSVIX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Institutional Class / PSVIX	$93	0.82%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Institutional Class shares at NAV returned 27.86%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 2000® Value Index, which serves as the style-specific index, returned 43.01%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the financials and communication services sectors detracted from performance for the fiscal year relative to the Russell 2000® Value Index. Stock selection in the energy and consumer discretionary sectors contributed. An underweight in information technology (IT) and an overweight in financials detracted over the period. Conversely, underweight exposures in utilities and consumer discretionary contributed to performance. The biggest individual contributors to performance for the 12-month period were Viavi Solutions, Victoria's Secret, Kaiser Aluminum, MKS, and Helmerich & Payne. The biggest detractors from performance during the period were UWM, FMC, Walker & Dunlop, TripAdvisor, and MarketAxess. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
UWM	Negative	Shares of the parent company of the country’s largest mortgage lender were pressured during a prolonged bidding battle for Two Harbors Investment Corp., which ultimately was acquired by another bidder. The Fund exited the position toward the end of the reporting period.

FMC	Negative	Management for the agricultural sciences company reported weaker quarterly results, reduced full-year free cash flow (FCF) guidance, and cut the dividend amid a softer macroeconomic environment toward the end of 2025. As a result, the Fund exited the position.

Viavi Solutions	Positive	The network solutions provider performed well, particularly in the second half of the reporting period. Management reported solid quarterly results and issued upbeat guidance, benefiting in part from strong demand for its products used in data centers, semiconductors, and memory products.

Victoria's Secret	Positive	Shares of the apparel retailer reached a new all-time high toward the end of the reporting period, as the company reported quarterly sales and earnings that beat Wall Street’s expectations, and management raised its full-year sales outlook.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Institutional Class/PSVIX) at NAV(1)	27.86%	7.14%	7.58%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 2000® Value Index	43.01%	8.23%	10.89%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$257,838
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$1,382
Portfolio turnover rate as of the end of the reporting period	87%
Asset Allocation(1)
Financials	27%
Health Care	13
Energy	12
Information Technology	11
Consumer Discretionary	11
Industrials	10
Materials	7
Other	9
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8316
Virtus NFJ Small-Cap Value Fund

Virtus NFJ Small-Cap Value Fund
Class R6 / ANFVX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class R6 / ANFVX	$88	0.77%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class R6 shares at NAV returned 27.89%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 2000® Value Index, which serves as the style-specific index, returned 43.01%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the financials and communication services sectors detracted from performance for the fiscal year relative to the Russell 2000® Value Index. Stock selection in the energy and consumer discretionary sectors contributed. An underweight in information technology (IT) and an overweight in financials detracted over the period. Conversely, underweight exposures in utilities and consumer discretionary contributed to performance. The biggest individual contributors to performance for the 12-month period were Viavi Solutions, Victoria's Secret, Kaiser Aluminum, MKS, and Helmerich & Payne. The biggest detractors from performance during the period were UWM, FMC, Walker & Dunlop, TripAdvisor, and MarketAxess. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
UWM	Negative	Shares of the parent company of the country’s largest mortgage lender were pressured during a prolonged bidding battle for Two Harbors Investment Corp., which ultimately was acquired by another bidder. The Fund exited the position toward the end of the reporting period.

FMC	Negative	Management for the agricultural sciences company reported weaker quarterly results, reduced full-year free cash flow (FCF) guidance, and cut the dividend amid a softer macroeconomic environment toward the end of 2025. As a result, the Fund exited the position.

Viavi Solutions	Positive	The network solutions provider performed well, particularly in the second half of the reporting period. Management reported solid quarterly results and issued upbeat guidance, benefiting in part from strong demand for its products used in data centers, semiconductors, and memory products.

Victoria's Secret	Positive	Shares of the apparel retailer reached a new all-time high toward the end of the reporting period, as the company reported quarterly sales and earnings that beat Wall Street’s expectations, and management raised its full-year sales outlook.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Class R6/ANFVX) at NAV(1)	27.89%	7.20%	7.63%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 2000® Value Index	43.01%	8.23%	10.89%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$257,838
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$1,382
Portfolio turnover rate as of the end of the reporting period	87%
Asset Allocation(1)
Financials	27%
Health Care	13
Energy	12
Information Technology	11
Consumer Discretionary	11
Industrials	10
Materials	7
Other	9
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8317
Virtus NFJ Small-Cap Value Fund

Virtus Silvant Focused Growth Fund
Class A / PGWAX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class A / PGWAX	$100	0.94%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class A shares at NAV returned 12.54%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 17.71%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Although the Fund produced a double-digit positive absolute return, it underperformed the Russell 1000® Growth Index (the "Index"), primarily due to stock selection with the technology sector. The Fund’s technology stocks averaged a return of approximately 10.1%, while the Index’s technology stocks gained 22.1% for the year. Additionally, within the Index, technology stocks primarily focused on the semiconductor memory industry had an especially positive 12-month return for the period, with some companies doubling and tripling in market value. For the same period, the software stocks within the Index lagged dramatically, with some even losing value, as fears spread that artificial intelligence (AI) could displace software’s competitive advantage in certain industries in the future. The Fund did not own several of the strongest-performing semiconductor memory companies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Negative	Fair Isaac provides decision management solutions, and operates through its software and scores segments. The company underperformed during the reporting period despite strong underlying metrics. Investor uncertainty about future competitive dynamics in scores stemmed from the announcement that Fannie Mae and Freddie Mac would permit lenders to use VantageScore 4.0 as an alternative to Classic FICO score for mortgage credit decisions.

Autodesk	Negative	Autodesk engages in the design of software and services. Its products include AutoCAD, BIM Collaborate Pro, and Revit, among others. Despite positive business fundamentals, software stocks came under pressure during the period due to investor fears that AI could severely disrupt the software business.

GE Vernova	Positive	GE Vernova’s products and services generate, transfer, orchestrate, convert, and store electricity. The company outperformed due to better-than-expected quarterly earnings results and strong growth in orders.

Microsoft	Negative	Microsoft engages in the development and support of software, services, devices, and solutions. Despite strong business fundamentals, the company underperformed for the period due to the performance of its Azure cloud computing program. Microsoft emphasized that it is prioritizing computing power for internal applications such as Copilot and Frontier, and for training internal models, before allocating additional resources to Azure.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Class A/PGWAX) at NAV(1)	12.54%	12.82%	17.93%
Virtus Silvant Focused Growth Fund (Class A/PGWAX) at POP(2),(3)	6.35%	11.55%	17.26%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Growth Index	17.71%	13.71%	18.58%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,949,545
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$8,025
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Information Technology	48%
Communication Services	20
Industrials	12
Consumer Discretionary	7
Health Care	7
Financials	4
Materials	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8363
Virtus Silvant Focused Growth Fund

Virtus Silvant Focused Growth Fund
Class C / PGWCX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class C / PGWCX	$181	1.71%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class C shares at NAV returned 11.66%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 17.71%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Although the Fund produced a double-digit positive absolute return, it underperformed the Russell 1000® Growth Index (the "Index"), primarily due to stock selection with the technology sector. The Fund’s technology stocks averaged a return of approximately 10.1%, while the Index’s technology stocks gained 22.1% for the year. Additionally, within the Index, technology stocks primarily focused on the semiconductor memory industry had an especially positive 12-month return for the period, with some companies doubling and tripling in market value. For the same period, the software stocks within the Index lagged dramatically, with some even losing value, as fears spread that artificial intelligence (AI) could displace software’s competitive advantage in certain industries in the future. The Fund did not own several of the strongest-performing semiconductor memory companies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Negative	Fair Isaac provides decision management solutions, and operates through its software and scores segments. The company underperformed during the reporting period despite strong underlying metrics. Investor uncertainty about future competitive dynamics in scores stemmed from the announcement that Fannie Mae and Freddie Mac would permit lenders to use VantageScore 4.0 as an alternative to Classic FICO score for mortgage credit decisions.

Autodesk	Negative	Autodesk engages in the design of software and services. Its products include AutoCAD, BIM Collaborate Pro, and Revit, among others. Despite positive business fundamentals, software stocks came under pressure during the period due to investor fears that AI could severely disrupt the software business.

GE Vernova	Positive	GE Vernova’s products and services generate, transfer, orchestrate, convert, and store electricity. The company outperformed due to better-than-expected quarterly earnings results and strong growth in orders.

Microsoft	Negative	Microsoft engages in the development and support of software, services, devices, and solutions. Despite strong business fundamentals, the company underperformed for the period due to the performance of its Azure cloud computing program. Microsoft emphasized that it is prioritizing computing power for internal applications such as Copilot and Frontier, and for training internal models, before allocating additional resources to Azure.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Class C/PGWCX) at NAV(1) and with CDSC(2)	11.66%	11.96%	17.03%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Growth Index	17.71%	13.71%	18.58%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,949,545
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$8,025
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Information Technology	48%
Communication Services	20
Industrials	12
Consumer Discretionary	7
Health Care	7
Financials	4
Materials	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8364
Virtus Silvant Focused Growth Fund

Virtus Silvant Focused Growth Fund
Institutional Class / PGFIX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Institutional Class / PGFIX	$71	0.67%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2026, the Fund’s Institutional Class shares at NAV returned 12.84%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 17.71%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Although the Fund produced a double-digit positive absolute return, it underperformed the Russell 1000® Growth Index (the "Index"), primarily due to stock selection with the technology sector. The Fund’s technology stocks averaged a return of approximately 10.1%, while the Index’s technology stocks gained 22.1% for the year. Additionally, within the Index, technology stocks primarily focused on the semiconductor memory industry had an especially positive 12-month return for the period, with some companies doubling and tripling in market value. For the same period, the software stocks within the Index lagged dramatically, with some even losing value, as fears spread that artificial intelligence (AI) could displace software’s competitive advantage in certain industries in the future. The Fund did not own several of the strongest-performing semiconductor memory companies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Negative	Fair Isaac provides decision management solutions, and operates through its software and scores segments. The company underperformed during the reporting period despite strong underlying metrics. Investor uncertainty about future competitive dynamics in scores stemmed from the announcement that Fannie Mae and Freddie Mac would permit lenders to use VantageScore 4.0 as an alternative to Classic FICO score for mortgage credit decisions.

Autodesk	Negative	Autodesk engages in the design of software and services. Its products include AutoCAD, BIM Collaborate Pro, and Revit, among others. Despite positive business fundamentals, software stocks came under pressure during the period due to investor fears that AI could severely disrupt the software business.

GE Vernova	Positive	GE Vernova’s products and services generate, transfer, orchestrate, convert, and store electricity. The company outperformed due to better-than-expected quarterly earnings results and strong growth in orders.

Microsoft	Negative	Microsoft engages in the development and support of software, services, devices, and solutions. Despite strong business fundamentals, the company underperformed for the period due to the performance of its Azure cloud computing program. Microsoft emphasized that it is prioritizing computing power for internal applications such as Copilot and Frontier, and for training internal models, before allocating additional resources to Azure.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Institutional Class/PGFIX) at NAV(1)	12.84%	13.13%	18.28%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Growth Index	17.71%	13.71%	18.58%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,949,545
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$8,025
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Information Technology	48%
Communication Services	20
Industrials	12
Consumer Discretionary	7
Health Care	7
Financials	4
Materials	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8365
Virtus Silvant Focused Growth Fund

Virtus Silvant Focused Growth Fund
Class R6 / AFGFX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class R6 / AFGFX	$66	0.62%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class R6 shares at NAV returned 12.89%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 17.71%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Although the Fund produced a double-digit positive absolute return, it underperformed the Russell 1000® Growth Index (the "Index"), primarily due to stock selection with the technology sector. The Fund’s technology stocks averaged a return of approximately 10.1%, while the Index’s technology stocks gained 22.1% for the year. Additionally, within the Index, technology stocks primarily focused on the semiconductor memory industry had an especially positive 12-month return for the period, with some companies doubling and tripling in market value. For the same period, the software stocks within the Index lagged dramatically, with some even losing value, as fears spread that artificial intelligence (AI) could displace software’s competitive advantage in certain industries in the future. The Fund did not own several of the strongest-performing semiconductor memory companies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fair Isaac	Negative	Fair Isaac provides decision management solutions, and operates through its software and scores segments. The company underperformed during the reporting period despite strong underlying metrics. Investor uncertainty about future competitive dynamics in scores stemmed from the announcement that Fannie Mae and Freddie Mac would permit lenders to use VantageScore 4.0 as an alternative to Classic FICO score for mortgage credit decisions.

Autodesk	Negative	Autodesk engages in the design of software and services. Its products include AutoCAD, BIM Collaborate Pro, and Revit, among others. Despite positive business fundamentals, software stocks came under pressure during the period due to investor fears that AI could severely disrupt the software business.

GE Vernova	Positive	GE Vernova’s products and services generate, transfer, orchestrate, convert, and store electricity. The company outperformed due to better-than-expected quarterly earnings results and strong growth in orders.

Microsoft	Negative	Microsoft engages in the development and support of software, services, devices, and solutions. Despite strong business fundamentals, the company underperformed for the period due to the performance of its Azure cloud computing program. Microsoft emphasized that it is prioritizing computing power for internal applications such as Copilot and Frontier, and for training internal models, before allocating additional resources to Azure.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Class R6/AFGFX) at NAV(1)	12.89%	13.19%	18.34%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 1000® Growth Index	17.71%	13.71%	18.58%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,949,545
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$8,025
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Information Technology	48%
Communication Services	20
Industrials	12
Consumer Discretionary	7
Health Care	7
Financials	4
Materials	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8366
Virtus Silvant Focused Growth Fund

Virtus Silvant Mid-Cap Growth Fund
Class A / RMDAX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class A / RMDAX	$109	0.99%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class A shares at NAV returned 19.49%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 6.17%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. All companies thathave a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on atotal return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index (the "Index") in five major economic sectors. Approximately 90% of the Fund’s outperformance relative to the benchmark was attributable to positive stock selection, while 10% was driven by sector allocation decisions. In addition, the Fund held approximately 30 stocks that gained more than 30% during the 12-month period, across seven different major sectors of the economy. The biggest contributor to the Fund’s absolute and relative performance was stock selection within the technology sector, where the Fund’s technology holdings gained 66.5% compared with the Index’s technology stock return of 11.7%. Stock selection within the health care sector detracted from performance, with the Fund’s sector holdings down 10.1% for the 12-month period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
LAM Research	Positive	Lam Research engages in the design, manufacture, marketing, refurbishment, and provision of semiconductor processing equipment used in the fabrication of integrated circuits. The company outperformed during the year as memory-exposed semiconductor stocks surged higher due to a more favorable supply/demand outlook for memory.

Sterling Infrastructure	Positive	Sterling Infrastructure provides construction solutions and operates through the transportation solutions, E-infrastructure solutions, and building solutions segments. Sterling outperformed as E-infrastructure, which represents 70% of its total business and is heavily driven by datacenters, posted strong revenue and order trends. Additionally, the transportation segment reported stronger growth, including in highway construction projects in the Rockies, while achieving a better profitability mix by downsizing in Texas.

Spotify Technology	Negative	Spotify Technology provides digital music services. Spotify underperformed after reporting mixed financial results in the third quarter of 2025. Non-operational issues negatively impacted Spotify’s income statement and other financial statements, leading to lower profitability than the company had guided investors to expect, which negatively impacted the stock price.

Ares Management	Negative	Ares Management provides investment and consultancy services through the following segments: credit group, private equity group, real assets group, secondaries group, and other. Ares underperformed during the period due to concerns about the credit cycle and withdrawals from certain of its private credit funds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Class A/RMDAX) at NAV(1)	19.49%	7.68%	15.18%
Virtus Silvant Mid-Cap Growth Fund (Class A/RMDAX) at POP(2),(3)	12.92%	6.47%	14.53%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell Midcap® Growth Index	6.17%	6.03%	13.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$533,708
Total number of portfolio holdings	81
Total advisory fee paid (‘000s)	$2,010
Portfolio turnover rate as of the end of the reporting period	88%
Asset Allocation(1)
Information Technology	30%
Industrials	28
Consumer Discretionary	16
Health Care	9
Financials	7
Communication Services	3
Consumer Staples	2
Other	5
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8370
Virtus Silvant Mid-Cap Growth Fund

Virtus Silvant Mid-Cap Growth Fund
Class C / RMDCX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class C / RMDCX	$196	1.79%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class C shares at NAV returned 18.94%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 6.17%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. All companies thathave a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on atotal return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index (the "Index") in five major economic sectors. Approximately 90% of the Fund’s outperformance relative to the benchmark was attributable to positive stock selection, while 10% was driven by sector allocation decisions. In addition, the Fund held approximately 30 stocks that gained more than 30% during the 12-month period, across seven different major sectors of the economy. The biggest contributor to the Fund’s absolute and relative performance was stock selection within the technology sector, where the Fund’s technology holdings gained 66.5% compared with the Index’s technology stock return of 11.7%. Stock selection within the health care sector detracted from performance, with the Fund’s sector holdings down 10.1% for the 12-month period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
LAM Research	Positive	Lam Research engages in the design, manufacture, marketing, refurbishment, and provision of semiconductor processing equipment used in the fabrication of integrated circuits. The company outperformed during the year as memory-exposed semiconductor stocks surged higher due to a more favorable supply/demand outlook for memory.

Sterling Infrastructure	Positive	Sterling Infrastructure provides construction solutions and operates through the transportation solutions, E-infrastructure solutions, and building solutions segments. Sterling outperformed as E-infrastructure, which represents 70% of its total business and is heavily driven by datacenters, posted strong revenue and order trends. Additionally, the transportation segment reported stronger growth, including in highway construction projects in the Rockies, while achieving a better profitability mix by downsizing in Texas.

Spotify Technology	Negative	Spotify Technology provides digital music services. Spotify underperformed after reporting mixed financial results in the third quarter of 2025. Non-operational issues negatively impacted Spotify’s income statement and other financial statements, leading to lower profitability than the company had guided investors to expect, which negatively impacted the stock price.

Ares Management	Negative	Ares Management provides investment and consultancy services through the following segments: credit group, private equity group, real assets group, secondaries group, and other. Ares underperformed during the period due to concerns about the credit cycle and withdrawals from certain of its private credit funds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Class C/RMDCX) at NAV(1) and with CDSC(2)	18.94%	6.84%	14.30%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell Midcap® Growth Index	6.17%	6.03%	13.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$533,708
Total number of portfolio holdings	81
Total advisory fee paid (‘000s)	$2,010
Portfolio turnover rate as of the end of the reporting period	88%
Asset Allocation(1)
Information Technology	30%
Industrials	28
Consumer Discretionary	16
Health Care	9
Financials	7
Communication Services	3
Consumer Staples	2
Other	5
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8371
Virtus Silvant Mid-Cap Growth Fund

Virtus Silvant Mid-Cap Growth Fund
Institutional Class / DRMCX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Institutional Class / DRMCX	$84	0.76%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2026, the Fund’s Institutional Class shares at NAV returned 19.76%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 6.17%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. All companies thathave a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on atotal return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index (the "Index") in five major economic sectors. Approximately 90% of the Fund’s outperformance relative to the benchmark was attributable to positive stock selection, while 10% was driven by sector allocation decisions. In addition, the Fund held approximately 30 stocks that gained more than 30% during the 12-month period, across seven different major sectors of the economy. The biggest contributor to the Fund’s absolute and relative performance was stock selection within the technology sector, where the Fund’s technology holdings gained 66.5% compared with the Index’s technology stock return of 11.7%. Stock selection within the health care sector detracted from performance, with the Fund’s sector holdings down 10.1% for the 12-month period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
LAM Research	Positive	Lam Research engages in the design, manufacture, marketing, refurbishment, and provision of semiconductor processing equipment used in the fabrication of integrated circuits. The company outperformed during the year as memory-exposed semiconductor stocks surged higher due to a more favorable supply/demand outlook for memory.

Sterling Infrastructure	Positive	Sterling Infrastructure provides construction solutions and operates through the transportation solutions, E-infrastructure solutions, and building solutions segments. Sterling outperformed as E-infrastructure, which represents 70% of its total business and is heavily driven by datacenters, posted strong revenue and order trends. Additionally, the transportation segment reported stronger growth, including in highway construction projects in the Rockies, while achieving a better profitability mix by downsizing in Texas.

Spotify Technology	Negative	Spotify Technology provides digital music services. Spotify underperformed after reporting mixed financial results in the third quarter of 2025. Non-operational issues negatively impacted Spotify’s income statement and other financial statements, leading to lower profitability than the company had guided investors to expect, which negatively impacted the stock price.

Ares Management	Negative	Ares Management provides investment and consultancy services through the following segments: credit group, private equity group, real assets group, secondaries group, and other. Ares underperformed during the period due to concerns about the credit cycle and withdrawals from certain of its private credit funds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Institutional Class/DRMCX) at NAV(1)	19.76%	7.89%	15.50%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell Midcap® Growth Index	6.17%	6.03%	13.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$533,708
Total number of portfolio holdings	81
Total advisory fee paid (‘000s)	$2,010
Portfolio turnover rate as of the end of the reporting period	88%
Asset Allocation(1)
Information Technology	30%
Industrials	28
Consumer Discretionary	16
Health Care	9
Financials	7
Communication Services	3
Consumer Staples	2
Other	5
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8372
Virtus Silvant Mid-Cap Growth Fund

Virtus Silvant Mid-Cap Growth Fund
Class R6 / RMDZX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class R6 / RMDZX	$75	0.68%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class R6 shares at NAV returned 19.93%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 6.17%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. All companies thathave a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on atotal return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index (the "Index") in five major economic sectors. Approximately 90% of the Fund’s outperformance relative to the benchmark was attributable to positive stock selection, while 10% was driven by sector allocation decisions. In addition, the Fund held approximately 30 stocks that gained more than 30% during the 12-month period, across seven different major sectors of the economy. The biggest contributor to the Fund’s absolute and relative performance was stock selection within the technology sector, where the Fund’s technology holdings gained 66.5% compared with the Index’s technology stock return of 11.7%. Stock selection within the health care sector detracted from performance, with the Fund’s sector holdings down 10.1% for the 12-month period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
LAM Research	Positive	Lam Research engages in the design, manufacture, marketing, refurbishment, and provision of semiconductor processing equipment used in the fabrication of integrated circuits. The company outperformed during the year as memory-exposed semiconductor stocks surged higher due to a more favorable supply/demand outlook for memory.

Sterling Infrastructure	Positive	Sterling Infrastructure provides construction solutions and operates through the transportation solutions, E-infrastructure solutions, and building solutions segments. Sterling outperformed as E-infrastructure, which represents 70% of its total business and is heavily driven by datacenters, posted strong revenue and order trends. Additionally, the transportation segment reported stronger growth, including in highway construction projects in the Rockies, while achieving a better profitability mix by downsizing in Texas.

Spotify Technology	Negative	Spotify Technology provides digital music services. Spotify underperformed after reporting mixed financial results in the third quarter of 2025. Non-operational issues negatively impacted Spotify’s income statement and other financial statements, leading to lower profitability than the company had guided investors to expect, which negatively impacted the stock price.

Ares Management	Negative	Ares Management provides investment and consultancy services through the following segments: credit group, private equity group, real assets group, secondaries group, and other. Ares underperformed during the period due to concerns about the credit cycle and withdrawals from certain of its private credit funds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 Shares from inception (June 18, 2025). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	Since Inception
Virtus Silvant Mid-Cap Growth Fund (Class R6/RMDZX) at NAV(1)	19.93%	23.63%
Wilshire 5000 Total Market Index	23.01%	26.59%
Russell Midcap® Growth Index	6.17%	9.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$533,708
Total number of portfolio holdings	81
Total advisory fee paid (‘000s)	$2,010
Portfolio turnover rate as of the end of the reporting period	88%
Asset Allocation(1)
Information Technology	30%
Industrials	28
Consumer Discretionary	16
Health Care	9
Financials	7
Communication Services	3
Consumer Staples	2
Other	5
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8661
Virtus Silvant Mid-Cap Growth Fund

Virtus Small-Cap Fund
Class A / AZBAX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class A / AZBAX	$139	1.17%
Portfolio Manager Commentary by Virtus Advisers, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class A shares at NAV returned 36.99%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 2000® Index, which serves as the style-specific index, returned 40.78%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a free float-adjusted market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection in industrials, materials, and financials contributed the most to the Fund’s performance relative to the Russell 2000® Index (the "Index") for the 12-month period. Stock selection within the health care, consumer discretionary, and information technology sectors detracted the most. The biggest individual contributors to performance for the 12-month period were Tower Semiconductor, Comfort Systems, Penguin Solutions, Powell Industries, and Primoris Services. The biggest detractors from performance during the same period were Bloom Energy, Sterling Infrastructure, TTM Technologies, Docusign, and Sprouts Farmers Market. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) rate cuts/falling borrowing costs	Positive	Interest rate cuts late in 2025 decreased borrowing costs, which eased pressure on the many small-cap companies that carry floating-rate debt.
Artificial intelligence ("AI") buildout/mega-cap spending	Positive	Mega-cap technology companies spent hundreds of billions on AI infrastructure buildout during the period, benefiting the smaller companies that are enabling the buildout.
Strait of Hormuz closure	Negative	The Hormuz oil spike revived inflation fears, which threatened the interest rate-cut path that rate-sensitive small caps depend on.
Momentum factor outperformance	Negative	While the AI infrastructure buildout rewarded many of the names that are enabling AI, it also inflated the values of many unprofitable companies. This created an environment in which many non-AI companies with strong fundamentals lagged.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Class A/AZBAX) at NAV(1)	36.99%	8.75%	12.14%
Virtus Small-Cap Fund (Class A/AZBAX) at POP(2),(3)	29.46%	7.52%	11.51%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 2000® Index	40.78%	6.98%	11.62%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$134,670
Total number of portfolio holdings	253
Total advisory fee paid (‘000s)	$578
Portfolio turnover rate as of the end of the reporting period	71%
Asset Allocation(1)
Biotechnology	11%
Semiconductors & Semiconductor Equipment	10
Banks	6
Aerospace & Defense	5
Electronic Equipment, Instruments & Components	5
Software	5
Pharmaceuticals	5
Healthcare Providers & Services	4
Electrical Equipment	4
Metals & Mining	3
Other (includes short-term investment)	42
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8373
Virtus Small-Cap Fund

Virtus Small-Cap Fund
Class C / AZBCX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class C / AZBCX	$227	1.92%
Portfolio Manager Commentary by Virtus Advisers, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class C shares at NAV returned 36.01%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 2000® Index, which serves as the style-specific index, returned 40.78%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a free float-adjusted market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection in industrials, materials, and financials contributed the most to the Fund’s performance relative to the Russell 2000® Index (the "Index") for the 12-month period. Stock selection within the health care, consumer discretionary, and information technology sectors detracted the most. The biggest individual contributors to performance for the 12-month period were Tower Semiconductor, Comfort Systems, Penguin Solutions, Powell Industries, and Primoris Services. The biggest detractors from performance during the same period were Bloom Energy, Sterling Infrastructure, TTM Technologies, Docusign, and Sprouts Farmers Market. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) rate cuts/falling borrowing costs	Positive	Interest rate cuts late in 2025 decreased borrowing costs, which eased pressure on the many small-cap companies that carry floating-rate debt.
Artificial intelligence ("AI") buildout/mega-cap spending	Positive	Mega-cap technology companies spent hundreds of billions on AI infrastructure buildout during the period, benefiting the smaller companies that are enabling the buildout.
Strait of Hormuz closure	Negative	The Hormuz oil spike revived inflation fears, which threatened the interest rate-cut path that rate-sensitive small caps depend on.
Momentum factor outperformance	Negative	While the AI infrastructure buildout rewarded many of the names that are enabling AI, it also inflated the values of many unprofitable companies. This created an environment in which many non-AI companies with strong fundamentals lagged.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Class C/AZBCX) at NAV(1) and with CDSC(2)	36.01%	7.94%	11.30%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 2000® Index	40.78%	6.98%	11.62%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$134,670
Total number of portfolio holdings	253
Total advisory fee paid (‘000s)	$578
Portfolio turnover rate as of the end of the reporting period	71%
Asset Allocation(1)
Biotechnology	11%
Semiconductors & Semiconductor Equipment	10
Banks	6
Aerospace & Defense	5
Electronic Equipment, Instruments & Components	5
Software	5
Pharmaceuticals	5
Healthcare Providers & Services	4
Electrical Equipment	4
Metals & Mining	3
Other (includes short-term investment)	42
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8374
Virtus Small-Cap Fund

Virtus Small-Cap Fund
Institutional Class / AZBIX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Institutional Class / AZBIX	$97	0.82%
Portfolio Manager Commentary by Virtus Advisers, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Institutional Class shares at NAV returned 37.44%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 2000® Index, which serves as the style-specific index, returned 40.78%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a free float-adjusted market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection in industrials, materials, and financials contributed the most to the Fund’s performance relative to the Russell 2000® Index (the "Index") for the 12-month period. Stock selection within the health care, consumer discretionary, and information technology sectors detracted the most. The biggest individual contributors to performance for the 12-month period were Tower Semiconductor, Comfort Systems, Penguin Solutions, Powell Industries, and Primoris Services. The biggest detractors from performance during the same period were Bloom Energy, Sterling Infrastructure, TTM Technologies, Docusign, and Sprouts Farmers Market. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) rate cuts/falling borrowing costs	Positive	Interest rate cuts late in 2025 decreased borrowing costs, which eased pressure on the many small-cap companies that carry floating-rate debt.
Artificial intelligence ("AI") buildout/mega-cap spending	Positive	Mega-cap technology companies spent hundreds of billions on AI infrastructure buildout during the period, benefiting the smaller companies that are enabling the buildout.
Strait of Hormuz closure	Negative	The Hormuz oil spike revived inflation fears, which threatened the interest rate-cut path that rate-sensitive small caps depend on.
Momentum factor outperformance	Negative	While the AI infrastructure buildout rewarded many of the names that are enabling AI, it also inflated the values of many unprofitable companies. This created an environment in which many non-AI companies with strong fundamentals lagged.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Institutional Class/AZBIX) at NAV(1)	37.44%	9.13%	12.53%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
Russell 2000® Index	40.78%	6.98%	11.62%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$134,670
Total number of portfolio holdings	253
Total advisory fee paid (‘000s)	$578
Portfolio turnover rate as of the end of the reporting period	71%
Asset Allocation(1)
Biotechnology	11%
Semiconductors & Semiconductor Equipment	10
Banks	6
Aerospace & Defense	5
Electronic Equipment, Instruments & Components	5
Software	5
Pharmaceuticals	5
Healthcare Providers & Services	4
Electrical Equipment	4
Metals & Mining	3
Other (includes short-term investment)	42
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8375
Virtus Small-Cap Fund

Virtus Small-Cap Fund
Class R6 / ASCFX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class R6 / ASCFX	$91	0.77%
Portfolio Manager Commentary by Virtus Advisers, LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class R6 shares at NAV returned 37.54%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the Russell 2000® Index, which serves as the style-specific index, returned 40.78%.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a free float-adjusted market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection in industrials, materials, and financials contributed the most to the Fund’s performance relative to the Russell 2000® Index (the "Index") for the 12-month period. Stock selection within the health care, consumer discretionary, and information technology sectors detracted the most. The biggest individual contributors to performance for the 12-month period were Tower Semiconductor, Comfort Systems, Penguin Solutions, Powell Industries, and Primoris Services. The biggest detractors from performance during the same period were Bloom Energy, Sterling Infrastructure, TTM Technologies, Docusign, and Sprouts Farmers Market. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) rate cuts/falling borrowing costs	Positive	Interest rate cuts late in 2025 decreased borrowing costs, which eased pressure on the many small-cap companies that carry floating-rate debt.
Artificial intelligence ("AI") buildout/mega-cap spending	Positive	Mega-cap technology companies spent hundreds of billions on AI infrastructure buildout during the period, benefiting the smaller companies that are enabling the buildout.
Strait of Hormuz closure	Negative	The Hormuz oil spike revived inflation fears, which threatened the interest rate-cut path that rate-sensitive small caps depend on.
Momentum factor outperformance	Negative	While the AI infrastructure buildout rewarded many of the names that are enabling AI, it also inflated the values of many unprofitable companies. This created an environment in which many non-AI companies with strong fundamentals lagged.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 22, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	Since Inception
Virtus Small-Cap Fund (Class R6/ASCFX) at NAV(1)	37.54%	9.18%	9.82%
Wilshire 5000 Total Market Index	23.01%	12.52%	14.34%
Russell 2000® Index	40.78%	6.98%	8.89%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$134,670
Total number of portfolio holdings	253
Total advisory fee paid (‘000s)	$578
Portfolio turnover rate as of the end of the reporting period	71%
Asset Allocation(1)
Biotechnology	11%
Semiconductors & Semiconductor Equipment	10
Banks	6
Aerospace & Defense	5
Electronic Equipment, Instruments & Components	5
Software	5
Pharmaceuticals	5
Healthcare Providers & Services	4
Electrical Equipment	4
Metals & Mining	3
Other (includes short-term investment)	42
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8376
Virtus Small-Cap Fund

Virtus Zevenbergen Technology Fund
Class A / RAGTX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class A / RAGTX	$173	1.41%
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class A shares at NAV returned 45.04%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the S&P North American Technology Index and the Nasdaq Composite® Index, each a style-specific index, returned 50.70% and 29.48%, respectively.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Nasdaq Composite® Index is a market capitalization-weighted index of all common stocks listed on the Nasdaq Stock Market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Overall sector allocation to information technology and strong security selection in semiconductors, application software, and systems software contributed to performance relative to the S&P North American Technology Index for the fiscal year. Sector allocation to non-benchmark sectors of consumer discretionary, industrials, and financials, as well as security selection within interactive media & services, detracted from performance. The biggest individual contributors to performance for the 12-month period were Micron Technology, Alphabet, Advanced Micro Devices, NVIDIA, and Broadcom. The biggest detractors from performance during the period were Microsoft, Axon Enterprise, Meta Platforms, ServiceNow, and MercadoLibre. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. economic policy and geopolitical uncertainty	Negative	Escalating conflicts, particularly in the Middle East, sparked sharp volatility and caused supply chain disruptions and energy supply shocks. Though a mid-2026 ceasefire offered some temporary relief, the persistent threat of localized conflicts repeatedly disrupted equity markets and increased consumer pessimism due to rising input costs.

Sticky inflation/fears of higher interest rates for longer	Negative	Persistent inflation led markets to anticipate a "higher-for-longer" interest rate environment, including the potential for additional central bank tightening. This return to a higher cost of capital squeezed highly leveraged growth companies and triggered increased default risk across weaker corporate balance sheets.

Artificial intelligence ("AI") buildout	Positive	The reporting period saw an AI-driven boom in physical infrastructure as giant tech hyperscalers committed hundreds of billions of dollars toward building next-generation data centers. This had a positive impact on semiconductor manufacturers, advanced foundries, networking hardware providers, and physical infrastructure players like power generation companies.

Resilient corporate earnings/broadening market leadership	Positive	Robust corporate profitability continued as earnings growth surged for S&P 500® Index companies. Unlike previous periods, in which a small group of mega-cap tech stocks drove a substantial portion of the market returns, the 12-month period saw market leadership broaden across market capitalizations and sectors.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Class A/RAGTX) at NAV(1)	45.04%	16.48%	23.62%
Virtus Zevenbergen Technology Fund (Class A/RAGTX) at POP(2),(3)	37.06%	15.17%	22.92%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
S&P North American Technology Index	50.70%	20.50%	25.65%
Nasdaq Composite® Index	29.48%	13.40%	19.44%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,996,871
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$15,020
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	43%
Software	14
Interactive Media & Services	14
Technology Hardware, Storage & Peripherals	10
IT Services	4
Broadline Retail	3
Electronic Equipment, Instruments & Components	3
Aerospace & Defense	2
Communications Equipment	2
Automobiles	2
Other	3
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8449
Virtus Zevenbergen Technology Fund

Virtus Zevenbergen Technology Fund
Class C / RCGTX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class C / RCGTX	$262	2.15%
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC
  For the fiscal year ended June 30, 2026, the Fund’s Class C shares at NAV returned 43.97%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the S&P North American Technology Index and the Nasdaq Composite® Index, each a style-specific index, returned 50.70% and 29.48%, respectively.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Nasdaq Composite® Index is a market capitalization-weighted index of all common stocks listed on the Nasdaq Stock Market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Overall sector allocation to information technology and strong security selection in semiconductors, application software, and systems software contributed to performance relative to the S&P North American Technology Index for the fiscal year. Sector allocation to non-benchmark sectors of consumer discretionary, industrials, and financials, as well as security selection within interactive media & services, detracted from performance. The biggest individual contributors to performance for the 12-month period were Micron Technology, Alphabet, Advanced Micro Devices, NVIDIA, and Broadcom. The biggest detractors from performance during the period were Microsoft, Axon Enterprise, Meta Platforms, ServiceNow, and MercadoLibre. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. economic policy and geopolitical uncertainty	Negative	Escalating conflicts, particularly in the Middle East, sparked sharp volatility and caused supply chain disruptions and energy supply shocks. Though a mid-2026 ceasefire offered some temporary relief, the persistent threat of localized conflicts repeatedly disrupted equity markets and increased consumer pessimism due to rising input costs.

Sticky inflation/fears of higher interest rates for longer	Negative	Persistent inflation led markets to anticipate a "higher-for-longer" interest rate environment, including the potential for additional central bank tightening. This return to a higher cost of capital squeezed highly leveraged growth companies and triggered increased default risk across weaker corporate balance sheets.

Artificial intelligence ("AI") buildout	Positive	The reporting period saw an AI-driven boom in physical infrastructure as giant tech hyperscalers committed hundreds of billions of dollars toward building next-generation data centers. This had a positive impact on semiconductor manufacturers, advanced foundries, networking hardware providers, and physical infrastructure players like power generation companies.

Resilient corporate earnings/broadening market leadership	Positive	Robust corporate profitability continued as earnings growth surged for S&P 500® Index companies. Unlike previous periods, in which a small group of mega-cap tech stocks drove a substantial portion of the market returns, the 12-month period saw market leadership broaden across market capitalizations and sectors.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Class C/RCGTX) at NAV(1) and with CDSC(2)	43.97%	15.62%	22.70%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
S&P North American Technology Index	50.70%	20.50%	25.65%
Nasdaq Composite® Index	29.48%	13.40%	19.44%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,996,871
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$15,020
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	43%
Software	14
Interactive Media & Services	14
Technology Hardware, Storage & Peripherals	10
IT Services	4
Broadline Retail	3
Electronic Equipment, Instruments & Components	3
Aerospace & Defense	2
Communications Equipment	2
Automobiles	2
Other	3
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8450
Virtus Zevenbergen Technology Fund

Virtus Zevenbergen Technology Fund
Institutional Class / DRGTX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Institutional Class / DRGTX	$142	1.16%
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC
  For the fiscal year ended June 30, 2026, the Fund’s Institutional Class shares at NAV returned 45.40%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 23.01% and the S&P North American Technology Index and the Nasdaq Composite® Index, each a style-specific index, returned 50.70% and 29.48%, respectively.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Nasdaq Composite® Index is a market capitalization-weighted index of all common stocks listed on the Nasdaq Stock Market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Overall sector allocation to information technology and strong security selection in semiconductors, application software, and systems software contributed to performance relative to the S&P North American Technology Index for the fiscal year. Sector allocation to non-benchmark sectors of consumer discretionary, industrials, and financials, as well as security selection within interactive media & services, detracted from performance. The biggest individual contributors to performance for the 12-month period were Micron Technology, Alphabet, Advanced Micro Devices, NVIDIA, and Broadcom. The biggest detractors from performance during the period were Microsoft, Axon Enterprise, Meta Platforms, ServiceNow, and MercadoLibre. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. economic policy and geopolitical uncertainty	Negative	Escalating conflicts, particularly in the Middle East, sparked sharp volatility and caused supply chain disruptions and energy supply shocks. Though a mid-2026 ceasefire offered some temporary relief, the persistent threat of localized conflicts repeatedly disrupted equity markets and increased consumer pessimism due to rising input costs.

Sticky inflation/fears of higher interest rates for longer	Negative	Persistent inflation led markets to anticipate a "higher-for-longer" interest rate environment, including the potential for additional central bank tightening. This return to a higher cost of capital squeezed highly leveraged growth companies and triggered increased default risk across weaker corporate balance sheets.

Artificial intelligence ("AI") buildout	Positive	The reporting period saw an AI-driven boom in physical infrastructure as giant tech hyperscalers committed hundreds of billions of dollars toward building next-generation data centers. This had a positive impact on semiconductor manufacturers, advanced foundries, networking hardware providers, and physical infrastructure players like power generation companies.

Resilient corporate earnings/broadening market leadership	Positive	Robust corporate profitability continued as earnings growth surged for S&P 500® Index companies. Unlike previous periods, in which a small group of mega-cap tech stocks drove a substantial portion of the market returns, the 12-month period saw market leadership broaden across market capitalizations and sectors.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Institutional Class/DRGTX) at NAV(1)	45.40%	16.79%	23.99%
Wilshire 5000 Total Market Index	23.01%	12.52%	15.20%
S&P North American Technology Index	50.70%	20.50%	25.65%
Nasdaq Composite® Index	29.48%	13.40%	19.44%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,996,871
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$15,020
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	43%
Software	14
Interactive Media & Services	14
Technology Hardware, Storage & Peripherals	10
IT Services	4
Broadline Retail	3
Electronic Equipment, Instruments & Components	3
Aerospace & Defense	2
Communications Equipment	2
Automobiles	2
Other	3
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8451
Virtus Zevenbergen Technology Fund

Virtus Zevenbergen Technology Fund
Class R6 / DRRJX
Annual SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of May 21, 2026 (inception) to June 30, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class R6 / DRRJX	$10	0.92%
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC
  For the period May 21, 2026 (inception) to June 30, 2026, the Fund’s Class R6 shares at NAV returned 7.61%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 1.63% and the S&P North American Technology Index and the Nasdaq Composite® Index, each a style-specific index, returned 5.85% and (0.23)%, respectively.
  The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Nasdaq Composite® Index is a market capitalization-weighted index of all common stocks listed on the Nasdaq Stock Market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Overall sector allocation to information technology and strong security selection in semiconductors, application software, and systems software contributed to performance relative to the S&P North American Technology Index for the since-inception time period. Sector allocations to semiconductor materials, communication services, and the non-benchmark sector of consumer discretionary, as well as security selection within technology hardware, detracted from performance. The biggest individual contributors to performance during the since-inception time period were Micron Technology, Advanced Micro Devices, Applied Materials, KLA Corp., and Dell Technologies. The biggest detractors from performance for the period were NVIDIA, Alphabet, Microsoft, Broadcom, and Apple. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. economic policy and geopolitical uncertainty	Negative	Escalating conflicts, particularly in the Middle East, sparked sharp volatility and caused supply chain disruptions and energy supply shocks. Though a mid-2026 ceasefire offered some temporary relief, the persistent threat of localized conflicts repeatedly disrupted equity markets and increased consumer pessimism due to rising input costs.

Sticky inflation/fears of higher interest rates for longer	Negative	Persistent inflation led markets to anticipate a "higher-for-longer" interest rate environment, including the potential for additional central bank tightening. This return to a higher cost of capital squeezed highly leveraged growth companies and triggered increased default risk across weaker corporate balance sheets.

Artificial intelligence ("AI") buildout	Positive	The reporting period saw an AI-driven boom in physical infrastructure as giant tech hyperscalers committed hundreds of billions of dollars toward building next-generation data centers. This had a positive impact on semiconductor manufacturers, advanced foundries, networking hardware providers, and physical infrastructure players like power generation companies.

Resilient corporate earnings/broadening market leadership	Positive	Robust corporate profitability continued as earnings growth surged for S&P 500® Index companies. Unlike previous periods, in which a small group of mega-cap tech stocks drove a substantial portion of the market returns, the 12-month period saw market leadership broaden across market capitalizations and sectors.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values of Class R6 shares from May 21, 2026 (Inception) to June 30, 2026. It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/26	Since Inception
Virtus Zevenbergen Technology Fund (Class R6/DRRJX) at NAV(1)	7.61%
Wilshire 5000 Total Market Index	1.63%
S&P North American Technology Index	5.85%
Nasdaq Composite® Index	(0.23)%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$1,996,871
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$15,020
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Information Technology	76%
Communication Services	14
Consumer Discretionary	5
Industrials	3
Financials	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8452
Virtus Zevenbergen Technology Fund

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $319,370 for 2026 and $319,370 for 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $2,780 for 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $54,108 for 2026 and $43,312 for 2025.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $10,738 for 2026 and $0 for 2025.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Investment Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $64,846 for 2026 and $46,092 for 2025

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (annual) financial statements and financial highlights are as follows:

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS INVESTMENT TRUST
June 30, 2026

Virtus Emerging Markets Opportunities Fund
Virtus Income & Growth Fund
Virtus KAR Global Small-Cap Fund
Virtus KAR Health Sciences Fund
Virtus NFJ Dividend Value Fund
Virtus NFJ International Value Fund
Virtus NFJ Large-Cap Value Fund
Virtus NFJ Mid-Cap Value Fund
Virtus NFJ Small-Cap Value Fund
Virtus Silvant Focused Growth Fund
Virtus Silvant Mid-Cap Growth Fund
Virtus Small-Cap Fund
Virtus Zevenbergen Technology Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS INVESTMENT TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2026
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Master Limited Partnerships (“MLPs”)
Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.
Non-Voting Depositary Receipt (“NVDR”)
A non-voting depository receipt is a financial instrument that gives investors financial benefits like dividends, but without voting rights. It lets foreign investors buy shares past local ownership limits.
Public Joint Stock Company (“PJSC”)
A public joint stock company is a method to allow thousands or millions of people to jointly own a business. The most important feature is limited liability. The most important function of a public joint stock company is that the investor can only lose their initial investment.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Shares	Value
Preferred Stock—1.4%
South Korea—1.4%
Samsung Electronics Co., Ltd., 0.900%	24,200	$3,311
Total Preferred Stock (Identified Cost $1,695)		3,311

Common Stocks—95.8%
Bermuda—2.2%
Credicorp Ltd.	12,973	5,054
Brazil—2.8%
Cia de Saneamento de Minas Gerais Copasa MG	105,000	1,215
Cury Construtora e Incorporadora S.A.	183,300	1,248
JHSF Participacoes S.A.	632,000	1,383
Petroleo Brasileiro S.A. - Petrobras	160,000	1,292
Vale S.A.	91,200	1,377
		6,515

Cayman Islands—3.1%
China Hongqiao Group Ltd.	231,000	591
New Oriental Education & Technology Group, Inc.	486,000	2,224
SITC International Holdings Co., Ltd.	188,000	752
WH Group Ltd.	3,526,000	3,727
		7,294

China—18.6%
Alibaba Group Holding Ltd.	109,200	1,293
Bank of China Ltd. Class H	4,569,000	2,907
China Construction Bank Corp. Class H	5,151,000	5,300
China Shenhua Energy Co., Ltd. Class H	227,500	1,164
Citic Pacific Special Steel Group Co., Ltd. Class A	280,000	521
CMOC Group Ltd. Class A	984,400	2,546
Contemporary Amperex Technology Co., Ltd. Class H	12,000	1,074
Industrial & Commercial Bank of China Ltd. Class H	7,030,000	5,764
Kingboard Holdings Ltd. (Hong Kong)	217,000	3,262
Lenovo Group Ltd. (Hong Kong)	2,000,000	5,870
PetroChina Co., Ltd. Class H	2,210,620	2,390
Shennan Circuits Co., Ltd. Class A	52,000	3,509
Tencent Holdings Ltd.	70,900	3,886
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	22,000	716
Zhejiang NHU Co., Ltd. Class A	320,000	1,340
Zijin Mining Group Co., Ltd. Class H	464,000	1,621
		43,163

Colombia—1.2%
Grupo Cibest S.A. ADR	35,875	2,850
Greece—1.3%
Eurobank S.A.	200,000	952
Hellenic Telecommunications Organization S.A.	56,416	1,252
Piraeus Bank S.A.(1)	89,000	924
		3,128

Hungary—0.8%
OTP Bank Nyrt	11,928	1,760
	Shares	Value

India—8.3%
Chambal Fertilisers & Chemicals Ltd.	175,272	$866
Chennai Petroleum Corp., Ltd.	200,000	2,443
Muthoot Finance Ltd.	72,321	2,290
National Aluminium Co., Ltd.	668,302	2,398
Oracle Financial Services Software Ltd.	13,300	1,514
Polycab India Ltd.	16,789	1,767
Steel Authority of India Ltd.	2,810,000	5,150
Sterlite Technologies Ltd.(1)	141,000	914
Welspun Corp., Ltd.	121,317	1,950
		19,292

Indonesia—0.3%
Antam Persero Tbk	4,703,500	681
Ireland—1.1%
TE Connectivity plc	12,537	2,528
Mexico—1.0%
Kimberly-Clark de Mexico SAB de C.V. Class A	1,065,000	2,352
Poland—1.5%
Bank Polska Kasa Opieki S.A.	13,502	821
ORLEN S.A.	57,862	1,948
PGE Polska Grupa Energetyczna S.A.(1)	267,761	672
		3,441

Russia—0.0%
Gazprom PJSC(1)(2)(3)	1,323,341	1
LUKOIL PJSC Sponsored ADR(1)(2)(3)	55,455	— (4)
		1

South Africa—0.8%
AVI Ltd.	311,103	1,909
South Korea—18.4%
GS Holdings Corp.	20,000	856
HD Hyundai Co., Ltd.	6,269	807
KB Financial Group, Inc.	25,000	2,566
Samsung Electronics Co., Ltd.	83,904	18,088
SK hynix, Inc.	11,969	20,472
		42,789

Taiwan—27.5%
Accton Technology Corp.	39,000	3,054
Chroma ATE, Inc.	12,000	814
CTBC Financial Holding Co., Ltd.	1,332,000	2,969
Delta Electronics, Inc.	35,000	2,142
E.Sun Financial Holding Co., Ltd.	2,000,000	2,163
Marketech International Corp.	92,000	1,600
Synnex Technology International Corp.	1,412,000	4,038
Taiwan Semiconductor Manufacturing Co., Ltd.	477,000	36,086
Taiwan Surface Mounting Technology Corp.	135,000	902
United Microelectronics Corp.	365,000	1,885
WPG Holdings Ltd.	445,000	1,495
WT Microelectronics Co., Ltd.	190,000	1,276
See Notes to Financial Statements

Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Taiwan—continued
Yuanta Financial Holding Co., Ltd.	2,625,000	$5,414
		63,838

Thailand—2.2%
Advanced Info Service PCL NVDR	459,100	5,072
Turkey—1.1%
Turkiye Petrol Rafinerileri AS	542,191	2,644
United Arab Emirates—0.9%
Emaar Development PJSC	568,666	2,140
United States—2.7%
Applied Materials, Inc.	4,170	3,015
Lam Research Corp.	7,449	3,228
		6,243

Total Common Stocks (Identified Cost $139,633)		222,694

Total Long-Term Investments—97.2% (Identified Cost $141,328)		226,005

	Shares%
Short-Term Investment—1.3%
Money Market Mutual Fund—1.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%)(5)	2,870,776	2,871
Total Short-Term Investment (Identified Cost $2,871)		2,871

TOTAL INVESTMENTS—98.5% (Identified Cost $144,199)		$228,876
Other assets and liabilities, net—1.5%		3,603
NET ASSETS—100.0%		$232,479

Abbreviations:
ADR	American Depositary Receipt
GS	Goldman Sachs & Co.
NVDR	Non-Voting Depositary Receipts
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(4)	Amount is less than $500 (not in thousands).
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
Taiwan	28%
South Korea	20
China	19
India	9
United States	4
Cayman Islands	3
Brazil	3
Other	14
Total	100%
† % of total investments as of June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stock	$3,311	$3,311	$—
Common Stocks	222,694	222,693	1
Money Market Mutual Fund	2,871	2,871	—
Total Investments	$228,876	$228,875	$1
There were no securities valued using significant observable inputs (Level 2) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2026.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—27.9%
Aerospace & Defense—0.2%
Intuitive Machines, Inc. 144A 2.500%, 10/1/30(1)	$4,060	$7,779
Auto Manufacturers—0.3%
Rivian Automotive, Inc. 4.625%, 3/15/29	12,158	14,401
Biotechnology—1.6%
Bridgebio Pharma, Inc. 2.250%, 2/1/29	10,015	11,083
Celcuity, Inc. 0.250%, 8/1/32	8,530	9,694
Halozyme Therapeutics, Inc. 144A 0.000%, 2/15/31(1)	13,910	14,965
Ionis Pharmaceuticals, Inc.
1.750%, 6/15/28	5,405	8,401
144A 0.000%, 12/1/30(1)	10,110	10,767
Ligand Pharmaceuticals, Inc.
144A 0.750%, 10/1/30(1)	2,940	5,027
144A 0.000%, 9/15/31(1)	8,720	9,826
Travere Therapeutics, Inc. 0.500%, 5/15/32	8,755	10,287
		80,050

Commercial Services—1.3%
Affirm Holdings, Inc. 0.750%, 12/15/29	17,710	20,650
Block, Inc. 0.250%, 11/1/27	17,790	16,856
Global Payments, Inc. 1.500%, 3/1/31	9,700	8,705
Shift4 Payments, Inc. 0.500%, 8/1/27	17,710	16,869
		63,080

Computers—1.5%
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	2,540	11,716
Seagate HDD Cayman 3.500%, 6/1/28	3,920	45,733
Western Digital Corp. 3.000%, 11/15/28	1,000	16,839
		74,288

Electric Utilities—2.0%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	27,020	35,491
Ormat Technologies, Inc. Series A 144A 1.500%, 3/15/31(1)	13,000	14,089
Southern Co. (The) 3.250%, 6/15/28	18,060	18,251
WEC Energy Group, Inc. 3.375%, 6/1/28	26,550	27,559
		95,390

	Par Value	Value

Electrical Equipment—0.1%
Array Technologies, Inc. 144A 2.875%, 7/1/31(1)	$4,140	$5,158
Electronics—0.7%
Advanced Energy Industries, Inc. 144A 0.000%, 5/15/31(1)	16,065	17,557
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	6,765	7,201
OSI Systems, Inc. 144A 0.500%, 2/1/31(1)	11,570	10,843
		35,601

Engineering & Construction—0.3%
Granite Construction, Inc. 3.250%, 6/15/30	7,610	15,920
Entertainment—1.5%
DraftKings Holdings, Inc. 0.000%, 3/15/28	10,195	9,469
IMAX Corp. 144A 0.750%, 11/15/30(1)	11,185	12,745
Live Nation Entertainment, Inc.
2.875%, 1/15/30	35,135	41,934
144A 2.875%, 10/15/31(1)	8,110	8,937
		73,085

Equity Real Estate Investment Trusts (REITs)—1.7%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	17,990	19,276
Healthcare Realty Holdings LP 144A 3.000%, 1/15/32(1)	10,640	10,890
Kimco Realty OP LLC 144A 3.500%, 6/15/31(1)	10,450	10,628
Welltower OP LLC 144A 3.125%, 7/15/29(1)	22,160	39,722
		80,516

Financial Services—1.3%
Coinbase Global, Inc. 144A 0.000%, 10/1/29(1)	25,765	22,171
Dave, Inc. 144A 0.000%, 4/1/31(1)	8,395	12,845
Galaxy Digital Holdings LP 144A 0.500%, 5/1/31(1)	15,595	13,354
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	7,670	7,847
WisdomTree, Inc. 144A 4.625%, 8/15/30(1)	7,155	8,527
		64,744

Food & Beverage—0.2%
Chefs’ Warehouse, Inc. (The) 2.375%, 12/15/28	4,010	8,955
Healthcare-Products—0.5%
Guardant Health, Inc. 144A 0.000%, 5/15/33(1)	16,848	25,030
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Industrial REITs—0.2%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	$11,260	$11,192
Internet—0.6%
DoorDash, Inc. 0.000%, 5/15/30	9,785	9,638
Robinhood Markets, Inc. 144A 0.000%, 10/1/29(1)	8,725	8,730
Uber Technologies, Inc. 0.000%, 5/15/28	9,915	11,444
		29,812

Investment Companies—1.6%
Cipher Digital, Inc. 144A 0.000%, 10/1/31(1)	8,480	14,867
IREN Ltd. 144A 0.000%, 7/1/31(1)	20,630	17,917
Riot Platforms, Inc. 0.750%, 1/15/30	8,525	17,109
Terawulf, Inc. 144A 0.000%, 5/1/32(1)	18,075	26,750
		76,643

Leisure Time—0.2%
NCL Corp., Ltd. 144A 0.750%, 9/15/30(1)	9,755	9,451
Machinery-Construction & Mining—0.9%
Bloom Energy Corp. 144A 0.000%, 11/15/30(1)	15,995	29,247
BWX Technologies, Inc. 144A 0.000%, 11/1/30(1)	12,595	12,897
		42,144

Mining—0.5%
Almonty Industries, Inc. 144A 2.250%, 7/1/31(1)	13,630	14,516
MP Materials Corp. 144A 3.000%, 3/1/30(1)	4,190	11,302
		25,818

Miscellaneous Manufacturing—0.2%
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	10,775	10,888
Oil, Gas & Consumable Fuels—0.6%
Crescent Energy Co. 144A 2.750%, 3/15/31(1)	10,830	10,651
Northern Oil & Gas, Inc. 3.625%, 4/15/29	340	325
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	10,890	17,710
		28,686

Pharmaceuticals—0.6%
Indivior Pharmaceuticals, Inc. 144A 0.625%, 3/15/31(1)	7,445	9,049
	Par Value	Value

Pharmaceuticals—continued
Jazz Investments I Ltd. 3.125%, 9/15/30	$11,050	$18,829
		27,878

Real Estate—0.2%
Compass, Inc. 144A 0.250%, 4/15/31(1)	8,700	9,448
Retail—0.2%
Burlington Stores, Inc. 1.250%, 12/15/27	5,885	9,366
Semiconductors—2.9%
Amkor Technology, Inc. 144A 0.000%, 7/15/31(1)	13,855	16,513
MACOM Technology Solutions Holdings, Inc. 0.000%, 12/15/29	6,350	14,618
Microchip Technology, Inc. 0.750%, 6/1/30	16,425	18,057
MKS, Inc. 1.250%, 6/1/30	5,070	14,924
ON Semiconductor Corp.
0.500%, 3/1/29	12,965	15,623
144A 0.000%, 5/1/31(1)	14,145	14,060
Semtech Corp. 144A 0.000%, 10/15/30(1)	5,275	9,682
SiTime Corp. 0.000%, 6/15/31	11,980	13,256
Synaptics, Inc. 0.750%, 12/1/31	1,625	2,412
Ultra Clean Holdings, Inc. 144A 0.000%, 3/15/31(1)	12,265	23,010
		142,155

Software—4.3%
Akamai Technologies, Inc.
0.375%, 9/1/27	21,495	25,758
144A 0.000%, 5/15/30(1)	25,240	23,736
BILL Holdings, Inc. 0.000%, 4/1/30	8,365	7,216
Cloudflare, Inc.
0.000%, 8/15/26	16,580	21,304
0.000%, 6/15/30	7,470	9,449
CoreWeave, Inc. 144A 1.750%, 12/1/31(1)	15,330	18,263
Datadog, Inc. 0.000%, 12/1/29	17,645	25,082
DigitalOcean Holdings, Inc. 144A 0.000%, 8/15/30(1)	2,510	10,226
Nebius Group N.V. 144A 1.250%, 3/15/31(1)	13,435	23,351
Snowflake, Inc. 0.000%, 10/1/27	17,070	28,391
Strategy, Inc. 0.000%, 12/1/29	22,980	19,804
		212,580

See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Telecommunications—1.1%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(1)	$8,887	$10,353
Ciena Corp. 144A 0.000%, 9/15/31(1)	21,515	22,645
Keel Infrastructure Corp. 144A 1.250%, 1/15/32(1)	11,880	13,118
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(1)	2,470	8,779
		54,895

Transportation—0.6%
Knight-Swift Transportation Holdings, Inc. 144A 1.000%, 11/15/31(1)	16,340	19,020
Scorpio Tankers, Inc. 144A 1.750%, 4/15/31(1)	11,235	11,130
		30,150

Total Convertible Bonds and Notes (Identified Cost $1,204,484)		1,365,103

Corporate Bonds and Notes—28.5%
Aerospace & Defense—0.9%
Bombardier, Inc.
144A 7.000%, 6/1/32(1)	6,530	6,765
144A 6.750%, 6/15/33(1)	1,875	1,941
144A 5.875%, 1/15/35(1)	8,150	8,180
TransDigm, Inc.
144A 6.750%, 1/31/34(1)	12,965	13,298
144A 6.125%, 7/31/34(1)	14,540	14,521
		44,705

Auto Components—0.3%
Goodyear Tire & Rubber Co. (The)
6.625%, 7/15/30	6,015	5,809
8.875%, 7/15/32	7,775	7,843
		13,652

Auto Manufacturers—0.2%
Ford Motor Co. 7.450%, 7/16/31	9,690	10,514
Automobile Components—0.9%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)	9,765	10,074
American Axle & Manufacturing, Inc. 144A 7.750%, 10/15/33(1)	15,065	14,882
Clarios Global LP
144A 6.750%, 5/15/28(1)	4,250	4,312
144A 6.750%, 9/15/32(1)	11,225	11,464
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	4,295	4,322
		45,054

Biotechnology—0.3%
GENMAB A/S
144A 6.250%, 12/15/32(1)	8,305	8,463
	Par Value	Value

Biotechnology—continued
144A 7.250%, 12/15/33(1)	$5,040	$5,255
		13,718

Building Materials—0.7%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)	7,065	7,170
Quikrete Holdings, Inc.
144A 6.375%, 3/1/32(1)	18,335	18,723
144A 6.750%, 3/1/33(1)	10,710	10,918
		36,811

Chemicals—0.6%
Celanese U.S. Holdings LLC 6.750%, 4/15/33	15,085	15,367
Chemours Co. (The) 144A 7.875%, 3/15/34(1)	13,540	13,606
		28,973

Commercial Services—1.6%
Avis Budget Car Rental LLC
144A 8.000%, 2/15/31(1)	10,490	10,593
144A 8.375%, 6/15/32(1)	3,710	3,735
Deluxe Corp. 144A 8.000%, 6/1/29(1)	5,540	5,579
EquipmentShare.com, Inc.
144A 8.000%, 3/15/33(1)	10,815	11,072
144A 7.125%, 7/1/34(1)	9,380	9,216
Herc Holdings, Inc.
144A 7.000%, 6/15/30(1)	3,665	3,795
144A 7.250%, 6/15/33(1)	9,230	9,623
144A 6.000%, 3/15/34(1)	2,370	2,354
Monitronics International Escrow 9.125%, 4/1/49(2)	6,450	—
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	9,860	9,879
United Rentals North America, Inc. 5.250%, 1/15/30	13,650	13,657
		79,503

Computers—0.5%
CACI International, Inc. 144A 6.375%, 6/15/33(1)	6,190	6,278
McAfee Corp. 144A 7.375%, 2/15/30(1)	10,710	9,101
Seagate Data Storage Technology Pte Ltd. 144A 8.500%, 7/15/31(1)	6,790	7,095
		22,474

Containers & Packaging—0.5%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/30(1)	14,895	15,227
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)	11,155	11,024
		26,251

See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Diversified REITs—0.7%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	$9,595	$9,776
144A 6.250%, 1/15/33(1)	24,340	24,595
		34,371

Electric Utilities—1.1%
NRG Energy, Inc.
144A 5.750%, 1/15/34(1)	8,090	8,027
144A 6.000%, 1/15/36(1)	22,175	22,106
Talen Energy Supply LLC
144A 6.250%, 2/1/34(1)	7,740	7,693
144A 6.500%, 2/1/36(1)	16,135	16,266
		54,092

Electronic Equipment, Instruments & Components—0.4%
WESCO Distribution, Inc.
144A 6.375%, 3/15/33(1)	7,525	7,720
144A 5.500%, 4/15/34(1)	12,930	12,791
		20,511

Energy-Alternate Sources—0.0%
Sunnova Energy International, Inc. Escrow 2.625%, 2/15/28(2)	17,395	25
Engineering & Construction—0.0%
Granite Construction, Inc. 144A 6.375%, 6/15/34(1)	1,000	1,017
Entertainment—1.5%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)	16,510	14,961
Churchill Downs, Inc. 144A 5.750%, 4/1/30(1)	10,035	10,025
Light & Wonder International, Inc.
144A 7.500%, 9/1/31(1)	8,275	8,577
144A 6.250%, 10/1/33(1)	5,295	5,266
Paramount Global 6.875%, 4/30/36	17,935	16,823
Penn Entertainment, Inc. 144A 6.750%, 4/1/31(1)	5,730	5,760
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	3,715	3,636
Starz Capital Holdings 1, Inc. 144A 6.000%, 4/15/30(1)	7,195	6,862
		71,910

Environmental Services—0.2%
GFL Environmental Holdings U.S., Inc. 144A 5.500%, 2/1/34(1)	7,765	7,595
Financial Services—1.8%
Navient Corp. 7.875%, 6/15/32	9,470	8,863
OneMain Finance Corp.
7.125%, 9/15/32	15,695	15,959
6.750%, 9/15/33	11,355	11,241
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	3,860	4,014
	Par Value	Value

Financial Services—continued
144A 6.875%, 2/15/33(1)	$13,925	$13,576
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	4,815	4,883
Rocket Cos., Inc.
144A 7.125%, 2/1/32(1)	16,165	16,778
144A 6.375%, 8/1/33(1)	12,065	12,270
		87,584

Food & Beverage—0.9%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	13,050	13,210
Post Holdings, Inc.
144A 6.375%, 3/1/33(1)	17,580	17,446
144A 6.250%, 10/15/34(1)	12,775	12,552
		43,208

Healthcare-Services—0.9%
DaVita, Inc. 144A 6.750%, 7/15/33(1)	22,940	23,670
Tenet Healthcare Corp.
6.125%, 10/1/28	4,728	4,747
144A 6.000%, 11/15/33(1)	17,255	17,406
		45,823

Home Furnishings—0.2%
Whirlpool Corp.
144A 7.500%, 7/1/31(1)	1,780	1,801
144A 7.875%, 7/1/34(1)	7,440	7,471
		9,272

Insurance—0.9%
Asurion LLC
144A 8.000%, 12/31/32(1)	6,420	6,468
144A 8.375%, 2/1/34(1)	17,105	15,834
CRC Insurance Group LLC 144A 7.125%, 6/1/31(1)	20,790	20,724
		43,026

Internet—0.6%
Gen Digital, Inc.
144A 7.125%, 9/30/30(1)	7,815	7,954
144A 6.250%, 4/1/33(1)	10,895	10,738
Snap, Inc. 144A 6.875%, 3/1/33(1)	12,405	12,092
		30,784

Iron & Steel—0.7%
Cleveland-Cliffs, Inc.
144A 7.000%, 3/15/32(1)	18,085	17,942
144A 7.625%, 1/15/34(1)	5,125	5,118
Commercial Metals Co.
144A 5.750%, 11/15/33(1)	4,075	4,051
144A 6.000%, 12/15/35(1)	8,080	8,059
		35,170

See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Leisure Time—0.8%
Carnival Corp., Ltd.
144A 5.750%, 8/1/32(1)	$12,750	$12,875
144A 6.125%, 2/15/33(1)	7,570	7,662
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)	18,600	18,558
		39,095

Lodging—0.4%
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(1)	3,300	3,221
MGM Resorts International 4.750%, 10/15/28	7,595	7,541
Station Casinos LLC 144A 6.625%, 3/15/32(1)	6,950	7,058
		17,820

Machinery-Construction & Mining—0.2%
Solaris Energy Infrastructure LLC 144A 6.375%, 5/15/31(1)	8,245	8,337
Media—2.4%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	11,735	11,723
144A 7.375%, 3/1/31(1)	5,750	5,764
144A 7.000%, 2/1/33(1)	10,155	9,959
144A 7.375%, 2/1/36(1)	9,755	9,566
CSC Holdings LLC 144A 5.750%, 1/15/30(1)	3,000	696
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	17,515	17,826
Gray Media, Inc.
144A 5.375%, 11/15/31(1)	9,730	6,528
144A 9.625%, 7/15/32(1)	6,605	6,375
Nexstar Media, Inc.
144A 6.500%, 9/15/33(1)	7,935	7,933
144A 7.250%, 4/15/34(1)	10,705	10,678
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	5,245	3,133
Sirius XM Radio LLC 144A 5.875%, 4/15/32(1)	21,090	20,843
Versant Media Group, Inc. 144A 7.250%, 1/30/31(1)	6,740	6,973
		117,997

Mining—0.2%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	8,340	8,692
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	3,125	3,142
		11,834

Miscellaneous Manufacturing—0.3%
Axon Enterprise, Inc.
144A 6.125%, 3/15/30(1)	6,070	6,191
144A 6.250%, 3/15/33(1)	7,270	7,452
		13,643

	Par Value	Value

Oil, Gas & Consumable Fuels—1.8%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	$11,480	$11,811
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	4,810	4,926
Cobalt International Energy, Inc. Escrow 7.750%, 12/1/23(2)(3)	9,216	— (4)
Mesquite Energy, Inc. Escrow 0.000%, 1/15/24(2)	6,240	1
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	5,695	5,866
Occidental Petroleum Corp. 8.875%, 7/15/30	6,600	7,431
SM Energy Co.
144A 8.750%, 7/1/31(1)	6,745	7,045
144A 7.000%, 8/1/32(1)	6,935	6,999
144A 6.625%, 4/15/34(1)	5,775	5,684
Sunoco LP
144A 6.250%, 7/1/33(1)	11,995	12,103
144A 5.625%, 7/15/34(1)	4,575	4,465
Transocean International Ltd. 144A 8.500%, 5/15/31(1)	13,355	13,865
USA Compression Partners LP 144A 7.125%, 3/15/29(1)	6,325	6,479
		86,675

Pharmaceuticals—0.3%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	12,710	12,686
Pipelines—0.7%
Delek Logistics Partners LP 144A 6.875%, 6/1/34(1)	7,525	7,490
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	8,265	8,604
Venture Global LNG, Inc.
144A 7.000%, 1/15/30(1)	8,690	8,863
144A 6.625%, 6/15/36(1)	12,140	11,966
		36,923

Real Estate—0.1%
Anywhere Real Estate Group LLC 144A 7.000%, 4/15/30(1)	6,300	6,349
Retail—0.8%
Advance Auto Parts, Inc.
144A 7.000%, 8/1/30(1)	4,735	4,855
144A 7.375%, 8/1/33(1)	11,920	12,355
Bath & Body Works, Inc.
6.875%, 11/1/35	2,255	2,308
144A 6.625%, 10/1/30(1)	9,455	9,645
Mariposa Borrower, Inc. Escrow 0.000%, 10/15/23(2)(3)	6,810	—
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	10,880	11,043
		40,206

Software—1.5%
Cloud Software Group, Inc.
144A 6.500%, 3/31/29(1)	20,995	20,371
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Software—continued
144A 6.625%, 8/15/33(1)	$12,785	$11,085
CoreWeave, Inc.
144A 9.000%, 2/1/31(1)	8,245	8,148
144A 9.750%, 10/1/31(1)	6,365	6,351
OAK-Eagle Acquireco, Inc.
144A 7.250%, 7/1/33(1)	3,820	3,996
144A 8.750%, 7/1/34(1)	13,280	14,094
UKG, Inc. 144A 6.875%, 2/1/31(1)	8,335	8,097
		72,142

Telecommunications—1.8%
APLD ComputeCo 2 LLC 144A 6.750%, 3/15/31(1)	5,495	5,515
Level 3 Financing, Inc.
144A 8.500%, 1/15/36(1)	12,350	13,262
144A 7.500%, 2/15/37(1)	13,570	13,928
Meridian Arc Holdco LLC 144A 6.250%, 4/30/31(1)	11,285	11,310
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(1)	6,935	6,835
Vmed O2 UK Financing I plc 144A 7.750%, 4/15/32(1)	21,310	19,246
WULF Compute LLC 144A 7.750%, 10/15/30(1)	15,375	16,149
		86,245

Transportation—0.8%
FTAI Aviation Investors LLC
144A 7.000%, 6/15/32(1)	18,530	19,137
144A 5.875%, 4/15/33(1)	10,680	10,669
XPO, Inc.
144A 7.125%, 6/1/31(1)	5,950	6,153
144A 7.125%, 2/1/32(1)	2,015	2,090
		38,049

Total Corporate Bonds and Notes (Identified Cost $1,440,666)		1,394,044

	Shares
Convertible Preferred Stocks—7.2%
Aerospace & Defense—1.0%
Boeing Co. (The), 6.000%	548,870	36,939
VSE Corp., 5.750%	238,540	13,756
		50,695

Banks—0.8%
Wells Fargo & Co. Series L, 7.500%	35,210	40,738
Chemicals—0.2%
Albemarle Corp., 7.250%	136,220	7,540
Electric Utilities—0.9%
NextEra Energy, Inc., 7.299%	132,765	7,055
PG&E Corp. Series A, 6.000%	470,130	19,449
	Shares	Value

Electric Utilities—continued
Southern Co. (The) Series A, 7.125%	300,625	$14,953
		41,457

Healthcare Providers & Services—0.5%
BrightSpring Health Services, Inc., 6.750%	103,155	23,617
Interactive Media & Services—2.8%
Alphabet, Inc.
Series A6.250%	1,079,930	54,958
Series B6.250%	1,596,075	80,282
		135,240

Semiconductors & Semiconductor Equipment—0.4%
Microchip Technology, Inc., 7.500%	270,130	20,722
Software—0.3%
Oracle Corp. Series D, 6.500%	333,325	14,983
Technology Hardware, Storage & Peripherals—0.3%
Hewlett Packard Enterprise Co., 7.625%	145,250	16,800
Total Convertible Preferred Stocks (Identified Cost $342,026)		351,792

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(2)(5)(6)	9,389	—
Total Preferred Stock (Identified Cost $920)		—

Common Stocks—32.2%
Aerospace & Defense—0.6%
Howmet Aerospace, Inc.	72,750	19,559
RTX Corp.	46,375	8,799
		28,358

Air Freight & Logistics—0.3%
C.H. Robinson Worldwide, Inc.	77,355	14,569
Automobiles—0.6%
Tesla, Inc.(5)	72,773	30,608
Banks—1.9%
CCF Holdings LLC(2)(5)	7,416,755	7,343
CCF Holdings LLC Class M(2)(5)	1,759,917	1,742
Citigroup, Inc.	160,305	22,436
JPMorgan Chase & Co.	85,045	27,838
PNC Financial Services Group, Inc. (The)	77,235	19,017
Wells Fargo & Co.	150,945	12,474
		90,850

Beverages—0.6%
Coca-Cola Co. (The)	265,410	21,570
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Beverages—continued
Monster Beverage Corp.(5)	103,770	$9,974
		31,544

Biotechnology—0.3%
Clovis Liquidation Trust Units(2)(5)	4,474,067	56
Gilead Sciences, Inc.	99,660	12,591
		12,647

Broadline Retail—1.5%
Amazon.com, Inc.(5)	310,390	73,978
Capital Markets—0.7%
Moody’s Corp.	18,690	8,465
Morgan Stanley	122,470	25,601
		34,066

Chemicals—0.2%
Linde plc	19,090	9,907
Commercial Services & Supplies—0.2%
Waste Management, Inc.	38,580	8,599
Consumer Finance—0.0%
Erickson, Inc.(2)(5)	10,866	—
Consumer Staples Distribution & Retail—0.7%
Costco Wholesale Corp.	14,920	13,957
Walmart, Inc.	180,540	20,448
		34,405

Diversified Telecommunication Services—0.0%
Space Exploration Technologies Corp. Class A(5)	5,584	954
Electrical Equipment—1.0%
Eaton Corp. plc	34,940	14,889
GE Vernova, Inc.	6,585	7,737
Generac Holdings, Inc.(5)	8,030	2,351
Plug Power, Inc.(5)	437,288	1,185
Rockwell Automation, Inc.	41,295	20,444
		46,606

Electronic Equipment, Instruments & Components—0.2%
Coherent Corp.(5)	26,435	10,428
Entertainment—0.1%
LiveStyle, Inc. (2)(5)(6)	202,319	—
Take-Two Interactive Software, Inc.(5)	24,308	6,076
		6,076

Financial Services—0.7%
Berkshire Hathaway, Inc. Class B(5)	31,530	15,777
Mastercard, Inc. Class A	38,780	19,918
		35,695

	Shares	Value

Ground Transportation—0.4%
CSX Corp.	207,440	$9,860
Old Dominion Freight Line, Inc.	48,516	10,508
		20,368

Health Care REITs—0.4%
Ventas, Inc.	190,415	16,909
Healthcare Providers & Services—0.9%
Humana, Inc.	24,985	9,925
UnitedHealth Group, Inc.	75,625	31,432
		41,357

Hotels, Restaurants & Leisure—0.2%
Carnival Corp., Ltd.	363,840	10,395
Industrial Conglomerates—0.2%
General Electric Co.	22,605	8,448
Insurance—0.3%
Chubb Ltd.	39,265	13,379
Interactive Media & Services—1.8%
Alphabet, Inc. Class A	150,460	53,770
Alphabet, Inc. Class C	26,410	9,331
Meta Platforms, Inc. Class A	48,088	27,088
		90,189

IT Services—0.1%
GTT Communications, Inc.(5)	8,647	179
VeriSign, Inc.	27,215	6,846
		7,025

Life Sciences Tools & Services—0.0%
Avantor, Inc.(5)	46,156	457
Machinery—1.4%
Caterpillar, Inc.	38,290	40,775
Cummins, Inc.	19,190	13,687
Parker-Hannifin Corp.	11,825	11,566
		66,028

Media—0.0%
Postmedia Network Canada Corp.(2)(5)	1,018,823	526
Oil, Gas & Consumable Fuels—0.8%
Devon Energy Corp.	260,935	10,782
Exxon Mobil Corp.	132,740	18,148
Valero Energy Corp.	44,115	11,489
		40,419

Pharmaceuticals—1.8%
Eli Lilly & Co.	21,620	25,932
Johnson & Johnson	151,625	38,508
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Pharmaceuticals—continued
Merck & Co., Inc.	195,004	$25,058
		89,498

Professional Services—0.0%
Clarivate plc(5)	540,468	1,167
Semiconductors & Semiconductor Equipment—5.9%
Advanced Micro Devices, Inc.(5)	68,875	40,010
Analog Devices, Inc.	42,270	16,789
Applied Materials, Inc.	56,610	40,929
Broadcom, Inc.	123,400	46,614
Lam Research Corp.	21,140	9,161
NVIDIA Corp.(7)	677,402	135,541
		289,044

Software—1.8%
Cadence Design Systems, Inc.(5)	44,675	16,767
Microsoft Corp.	127,611	47,601
Oracle Corp.	44,030	6,453
Palantir Technologies, Inc. Class A(5)	60,745	7,087
Palo Alto Networks, Inc.(5)	29,100	9,924
Workday, Inc. Class A(5)	4,974	609
		88,441

Specialized REITs—0.4%
Equinix, Inc.	17,070	17,794
Specialty Retail—0.5%
Home Depot, Inc. (The)	24,760	8,732
Ross Stores, Inc.	83,765	17,830
		26,562

Technology Hardware, Storage & Peripherals—5.1%
Apple, Inc.	428,025	123,853
Dell Technologies, Inc. Class C	9,865	4,256
Sandisk Corp.(5)	30,445	69,224
Seagate Technology Holdings plc	53,770	51,888
		249,221

Textiles, Apparel & Luxury Goods—0.3%
Ralph Lauren Corp. Class A	36,170	14,519
Trading Companies & Distributors—0.3%
United Rentals, Inc.	10,840	12,281
Total Common Stocks (Identified Cost $1,428,065)		1,573,317

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/27(5)	2,911,361	1,951
	Shares	Value

IT Services—0.0%
GTT Communications, Inc., 12/30/27(2)(5)	27,745	$— (4)
Total Warrants (Identified Cost $—)(4)		1,951

Total Long-Term Investments—95.8% (Identified Cost $4,416,161)		4,686,207

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%)(8)	33,746,857	33,747
Total Short-Term Investment (Identified Cost $33,747)		33,747

TOTAL INVESTMENTS—96.5% (Identified Cost $4,449,908)		$4,719,954
Other assets and liabilities, net—3.5%		173,127
NET ASSETS—100.0%		$4,893,081

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $1,993,606 or 40.7% of net assets.

(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security in default; no interest payments are being received.
(4)	Amount is less than $500 (not in thousands).
(5)	Non-income producing.
(6)	All or a portion of the security is restricted.
(7)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $67,771.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	92%
Cayman Islands	1
Canada	1
Bermuda	1
Ireland	1
Netherlands	1
Panama	1
Other	2
Total	100%
† % of total investments as of June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,365,103	$—	$1,365,103	$—
Corporate Bonds and Notes	1,394,044	—	1,394,018	26 (1)
Equity Securities:
Convertible Preferred Stocks	351,792	351,792	—	—
Preferred Stock	— (1)	—	—	— (1)
Common Stocks	1,573,317	1,563,471	179	9,667 (1)
Warrants	1,951	—	—	1,951
Money Market Mutual Fund	33,747	33,747	—	—
Total Investments	$4,719,954	$1,949,010	$2,759,300	$11,644

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Corporate Bonds and Notes	Common stocks	Preferred Stock	Warrants	Equity-Linked Notes
Investments in Securities
Balance as of June 30, 2025:	$168,212	$982 (a)	$1,461 (a)	$939	$29 (a)	$164,801
Accrued discount/(premium)	64	5	—	—	—	59
Net realized gain (loss)	7,425	—	—	—	—	7,425
Net change in unrealized appreciation (depreciation)(b)	(14,619)	(16,035)	8,206	(939)	1,922	(7,773)
Purchases	33,382	15,782 (c)	—	—	—	17,600
Sales(d)	(182,820)	(708)	—	—	—	(182,112)
Balance as of June 30, 2026	$11,644	$26 (a)	$9,667 (a)	$— (a)	$1,951	$—
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026, was $(6,846).
(c) Purchases include securities received due to a bankruptcy restructuring.
(d) Includes paydowns on securities.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2026:
Investments in Securities – Assets	Ending Balance at June 30, 2026	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stocks:
CCF Holdings LLC	$7,343	Company Comparables	EV Multiples	1.19x (0.97x - 1.073x) 5.36x (4.59x - 5.81x) 0.45x (0.19x - 0.94x)	Increase
		Pending Merger Comparables	EV Multiples	11.32x (4.85x - 20.75x) 8.28x (4.71x - 13.45x) 7.20x (4.37x - 11.94x)	Increase
		Illiquidity Discount		20.00%	Decrease

CCF Holdings LLC Class M	$1,742	Company Comparables	EV Multiples	1.19x (0.97x - 1.073x) 5.36x (4.59x - 5.81x) 0.45x (0.19x - 0.94x)	Increase
		Pending Merger Comparables	EV Multiples	11.32x (4.85x - 20.75x) 8.28x (4.71x - 13.45x) 7.20x (4.37x - 11.94x)	Increase
		Illiquidity Discount		20.00%	Decrease

Postmedia Network Canada Corp.	$526	Market and Company Comparables	EV Multiples	1.66x (0.80x - 3.57x) 10.62x (4.54x -194.19x)	Increase
		Illiquidity Discount		10.00%	Decrease

Warrant:
CCF Holdings LLC	$1,951	Black-Scholes Model	Volatility	41.50% (39% - 44.40%)	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

KAR Global Small-Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—97.3%
Australia—2.3%
Steadfast Group Ltd.	228,829	$808
Brazil—8.1%
Caixa Seguridade Participacoes S.A.	473,896	1,813
Tegma Gestao Logistica S.A.	178,088	1,031
		2,844

China—2.5%
Haitian International Holdings Ltd.	366,766	877
France—2.2%
Lectra	39,498	775
Italy—4.2%
FinecoBank Banca Fineco SpA	58,585	1,469
Japan—6.4%
As One Corp.	64,300	896
Japan Elevator Service Holdings Co., Ltd.	51,900	555
Riken Keiki Co., Ltd.	34,300	779
		2,230

Mexico—4.9%
Corp. Moctezuma SAB de C.V.	364,405	1,736
Singapore—3.6%
Haw Par Corp., Ltd.	103,517	1,269
Sweden—3.7%
Epiroc AB Class B	55,347	1,283
United Kingdom—9.4%
AJ Bell plc	197,161	1,599
FRP Advisory Group plc	557,708	847
IntegraFin Holdings plc	183,326	862
		3,308

United States—50.0%
Alliance Laundry Holdings, Inc.(1)	54,377	1,442
Enerpac Tool Group Corp. Class A	31,132	1,116
	Shares	Value

United States—continued
FTI Consulting, Inc.(1)	7,771	$1,158
Installed Building Products, Inc.	3,847	884
Kinsale Capital Group, Inc.	2,792	921
Landstar System, Inc.	7,741	1,601
Primerica, Inc.	8,943	2,542
RLI Corp.	19,902	1,176
Ryan Specialty Holdings, Inc. Class A	31,242	1,180
Simpson Manufacturing Co., Inc.	6,804	1,424
Toro Co. (The)	15,235	1,484
Triumph Financial, Inc.(1)	15,227	1,162
Watts Water Technologies, Inc. Class A	3,730	1,460
		17,550

Total Common Stocks (Identified Cost $27,118)		34,149

Total Long-Term Investments—97.3% (Identified Cost $27,118)		34,149

TOTAL INVESTMENTS—97.3% (Identified Cost $27,118)		$34,149
Other assets and liabilities, net—2.7%		951
NET ASSETS—100.0%		$35,100

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	51%
United Kingdom	10
Brazil	8
Japan	7
Mexico	5
Italy	4
Sweden	4
Other	11
Total	100%
† % of total investments as of June 30, 2026.
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$34,149	$34,149
Total Investments	$34,149	$34,149
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Health Sciences Fund
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—98.5%
Biotechnology—17.6%
AbbVie, Inc.	20,131	$5,066
Amgen, Inc.	9,757	3,533
Regeneron Pharmaceuticals, Inc.	4,260	2,656
Vertex Pharmaceuticals, Inc.(1)	9,813	4,875
		16,130

Healthcare Equipment & Supplies—23.8%
Align Technology, Inc.(1)	15,674	2,643
Cooper Cos., Inc. (The)(1)	48,681	3,491
Dexcom, Inc.(1)	41,497	2,795
Globus Medical, Inc. Class A(1)	25,630	2,025
IDEXX Laboratories, Inc.(1)	6,572	3,460
Intuitive Surgical, Inc.(1)	8,960	3,563
Medline, Inc. Class A(1)	43,666	1,722
STERIS plc	10,114	2,130
		21,829

Healthcare Providers & Services—18.6%
HealthEquity, Inc.(1)	35,255	3,184
Lumexa Imaging Holdings, Inc.(1)	292,921	3,304
McKesson Corp.	5,542	4,188
U.S. Physical Therapy, Inc.	30,695	2,108
UnitedHealth Group, Inc.	10,264	4,266
		17,050

Life Sciences Tools & Services—16.9%
Danaher Corp.	16,221	3,090
	Shares	Value

Life Sciences Tools & Services—continued
Mettler-Toledo International, Inc.(1)	2,865	$3,660
Thermo Fisher Scientific, Inc.	6,684	3,351
West Pharmaceutical Services, Inc.	15,110	5,425
		15,526

Pharmaceuticals—21.6%
Eli Lilly & Co.	11,348	13,611
Merck & Co., Inc.	36,134	4,643
Prestige Consumer Healthcare, Inc.(1)	32,069	1,516
		19,770

Total Common Stocks (Identified Cost $74,111)		90,305

Total Long-Term Investments—98.5% (Identified Cost $74,111)		90,305

TOTAL INVESTMENTS—98.5% (Identified Cost $74,111)		$90,305
Other assets and liabilities, net—1.5%		1,395
NET ASSETS—100.0%		$91,700

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$90,305	$90,305
Total Investments	$90,305	$90,305
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.7%
Communication Services—3.9%
Alphabet, Inc. Class A	57,993	$20,725
Consumer Discretionary—4.1%
Ford Motor Co.	469,319	6,523
Home Depot, Inc. (The)	12,969	4,574
Magna International, Inc.	158,358	10,398
		21,495

Consumer Staples—6.9%
Dollar General Corp.	70,630	8,130
Estee Lauder Cos., Inc. (The) Class A	93,629	7,392
Hershey Co. (The)	118,896	20,860
		36,382

Energy—9.4%
Chevron Corp.	24,555	4,070
EOG Resources, Inc.	74,996	9,729
Exxon Mobil Corp.	30,050	4,109
HF Sinclair Corp.	285,458	19,882
Marathon Petroleum Corp.	18,748	4,793
ONEOK, Inc.	26,093	2,269
Phillips 66	25,146	4,251
		49,103

Financials—28.2%
Allstate Corp. (The)	47,221	11,236
Bank of America Corp.	93,215	5,311
Bank of Hawaii Corp.	66,614	5,428
Charles Schwab Corp. (The)	228,994	21,129
Cincinnati Financial Corp.	30,798	5,702
Citigroup, Inc.	74,818	10,471
Glacier Bancorp, Inc.	101,302	5,225
Goldman Sachs Group, Inc. (The)	10,695	10,817
Independent Bank Corp.	72,353	6,057
Invesco Ltd.	200,062	5,280
JPMorgan Chase & Co.	41,333	13,530
Morgan Stanley	52,670	11,010
Old National Bancorp	211,039	5,466
Pinnacle Financial Partners, Inc.	96,066	9,691
PNC Financial Services Group, Inc. (The)	22,531	5,548
Truist Financial Corp.	92,271	4,597
UMB Financial Corp.	40,828	5,829
Wells Fargo & Co.	68,330	5,647
		147,974

Health Care—6.0%
AbbVie, Inc.	42,989	10,818
Eli Lilly & Co.	17,385	20,852
		31,670

Industrials—11.4%
AGCO Corp.	37,053	4,435
BWX Technologies, Inc.	38,379	7,471
Flowserve Corp.	58,991	4,375
	Shares	Value

Industrials—continued
GE Vernova, Inc.	18,142	$21,314
General Electric Co.	14,672	5,483
Kennametal, Inc.	184,528	6,468
Tutor Perini Corp.	31,157	2,585
United Parcel Service, Inc. Class B	73,377	7,888
		60,019

Information Technology—19.5%
Amphenol Corp. Class A	62,919	11,094
Analog Devices, Inc.	12,119	4,813
Apple, Inc.	76,291	22,075
Dell Technologies, Inc. Class C	19,278	8,318
Hewlett Packard Enterprise Co.	122,672	5,534
International Business Machines Corp.	18,792	5,284
Marvell Technology, Inc.	18,831	5,610
Microchip Technology, Inc.	52,705	4,807
Micron Technology, Inc.	8,636	9,968
Microsoft Corp.	48,661	18,151
Oracle Corp.	46,829	6,863
		102,517

Materials—3.2%
Albemarle Corp.	29,175	3,940
Commercial Metals Co.	72,031	4,520
Nutrien Ltd.	134,619	8,474
		16,934

Real Estate—4.5%
Equinix, Inc.	4,741	4,942
Prologis, Inc.	135,947	18,417
		23,359

Utilities—2.6%
NextEra Energy, Inc.	157,812	13,851
Total Common Stocks (Identified Cost $425,947)		524,029

Total Long-Term Investments—99.7% (Identified Cost $425,947)		524,029

TOTAL INVESTMENTS—99.7% (Identified Cost $425,947)		$524,029
Other assets and liabilities, net—0.3%		1,323
NET ASSETS—100.0%		$525,352

Country Weightings (Unaudited)†
United States	95%
Canada	4
Bermuda	1
Total	100%
† % of total investments as of June 30, 2026.
See Notes to Financial Statements

NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$524,029	$524,029
Total Investments	$524,029	$524,029
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Shares	Value
Preferred Stock—1.0%
Brazil—1.0%
Petroleo Brasileiro S.A. - Petrobras, 8.610%	114,600	$838
Total Preferred Stock (Identified Cost $750)		838

Common Stocks—97.8%
Belgium—1.0%
KBC Group N.V.	5,855	798
Brazil—3.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	147,100	847
Cia Paranaense de Energia - Copel	291,600	850
Embraer S.A.	54,400	864
PRIO S.A.(1)	61,800	625
		3,186

Canada—6.4%
Agnico Eagle Mines Ltd.	8,867	1,378
Franco-Nevada Corp.	3,283	684
Magna International, Inc.	25,524	1,676
Nutrien, Ltd.	11,750	740
SSR Mining, Inc.(1)	25,057	709
		5,187

Cayman Islands—1.6%
NU Holdings Ltd. Class A(1)	96,706	1,292
Chile—1.1%
Latam Airlines Group S.A. ADR	15,483	902
China—13.3%
Alibaba Group Holding Ltd.	229,946	2,722
CITIC Securities Co., Ltd. Class A	191,400	811
Foxconn Industrial Internet Co., Ltd. Class A	257,900	2,742
JD.com, Inc. Class A	191,143	2,419
Keda Industrial Group Co., Ltd. Class A	350,200	712
MMG Ltd. (Hong Kong)(1)	736,000	651
Tencent Holdings Ltd.	14,391	789
		10,846

Germany—0.9%
Siemens Energy AG	3,967	751
Japan—12.4%
Advantest Corp.	2,600	517
Astellas Pharma, Inc.	201,500	2,695
Japan Post Bank Co., Ltd.	171,500	3,231
Mitsubishi Corp.	30,200	807
Recruit Holdings Co., Ltd.	12,700	885
Shionogi & Co., Ltd.	36,700	630
Sumitomo Metal Mining Co., Ltd.	16,500	758
Tokyo Electron Ltd.	1,300	617
		10,140

	Shares	Value

Netherlands—4.3%
ASML Holding N.V.	1,770	$3,481
Norway—2.3%
Aker BP ASA	21,538	660
Equinor ASA	19,953	632
Yara International ASA	14,141	622
		1,914

Portugal—0.9%
Galp Energia SGPS S.A.	34,568	736
Puerto Rico—2.2%
Popular, Inc.	10,856	1,782
Saudi Arabia—1.9%
Al Rajhi Bank	86,956	1,525
South Africa—0.8%
Impala Platinum Holdings Ltd.	61,396	645
South Korea—7.8%
HD Hyundai Heavy Industries Co., Ltd.	1,875	716
Samsung Electronics Co., Ltd.	10,789	2,326
SK hynix, Inc.	1,278	2,186
S-Oil Corp.	16,835	1,156
		6,384

Spain—3.9%
Banco Bilbao Vizcaya Argentaria S.A.	32,692	817
Indra Sistemas S.A.	28,679	1,570
Repsol S.A.	30,114	758
		3,145

Sweden—2.1%
Saab AB Class B	32,410	1,681
Switzerland—1.2%
UBS Group AG Registered Shares	20,430	1,013
Taiwan—11.8%
Acter Group Corp., Ltd.	22,000	891
Taiwan Semiconductor Manufacturing Co., Ltd.	81,539	6,169
TS Financial Holding Co., Ltd.	848,000	885
United Integrated Services Co., Ltd.	22,000	912
Wiwynn Corp.	5,000	727
		9,584

Turkey—0.8%
Turkiye Petrol Rafinerileri AS	143,028	698
United Arab Emirates—2.0%
Emaar Development PJSC	217,304	818
Emirates NBD Bank PJSC	98,435	792
		1,610

United Kingdom—10.5%
Anglogold Ashanti plc	8,577	695
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

United Kingdom—continued
Barclays plc	123,716	$831
HSBC Holdings plc	46,204	877
NatWest Group plc	102,759	909
Rolls-Royce Holdings plc	103,042	1,975
Standard Chartered plc	120,175	3,254
		8,541

United States—4.7%
Alphabet, Inc. Class A	8,125	2,903
Cathay General Bancorp	14,580	904
		3,807

Total Common Stocks (Identified Cost $58,319)		79,648

Total Long-Term Investments—98.8% (Identified Cost $59,069)		80,486

TOTAL INVESTMENTS—98.8% (Identified Cost $59,069)		$80,486
Other assets and liabilities, net—1.2%		979
NET ASSETS—100.0%		$81,465

Abbreviations:
ADR	American Depositary Receipt
HSBC	Hong Kong & Shanghai Bank
PJSC	Public Joint Stock Company
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
China	13%
Japan	13
Taiwan	12
United Kingdom	11
South Korea	8
Canada	6
Brazil	5
Other	32
Total	100%
† % of total investments as of June 30, 2026.
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stock	$838	$838
Common Stocks	79,648	79,648
Total Investments	$80,486	$80,486
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.9%
Communication Services—3.8%
Alphabet, Inc. Class A	16,855	$6,023
Meta Platforms, Inc. Class A	1,429	805
		6,828

Consumer Discretionary—8.4%
Airbnb, Inc. Class A(1)	12,738	1,823
Amazon.com, Inc.(1)	14,324	3,414
Ford Motor Co.	130,497	1,814
Home Depot, Inc. (The)	3,863	1,362
JD.com, Inc. ADR	199,461	5,082
Magna International, Inc.	27,422	1,801
		15,296

Consumer Staples—3.6%
Estee Lauder Cos., Inc. (The) Class A	14,651	1,157
Hershey Co. (The)	30,700	5,386
		6,543

Energy—11.0%
Chevron Corp.	10,736	1,780
ConocoPhillips	8,548	889
EOG Resources, Inc.	12,204	1,583
Exxon Mobil Corp.	12,869	1,759
HF Sinclair Corp.	99,095	6,902
Marathon Petroleum Corp.	14,467	3,699
Phillips 66	20,238	3,421
		20,033

Financials—28.5%
Allstate Corp. (The)	16,252	3,867
Bank of America Corp.	30,964	1,764
Bank of Hawaii Corp.	44,644	3,638
Charles Schwab Corp. (The)	78,717	7,263
Citigroup, Inc.	12,385	1,733
Citizens Financial Group, Inc.	53,846	3,773
Glacier Bancorp, Inc.	34,985	1,805
Goldman Sachs Group, Inc. (The)	1,777	1,797
Independent Bank Corp.	32,561	2,726
Invesco Ltd.	69,092	1,823
JPMorgan Chase & Co.	15,104	4,944
Morgan Stanley	12,892	2,695
Old National Bancorp	69,640	1,804
Pinnacle Financial Partners, Inc.	31,534	3,181
PNC Financial Services Group, Inc. (The)	7,326	1,804
Rocket Cos., Inc. Class A(1)	101,036	1,591
UMB Financial Corp.	25,890	3,696
Wells Fargo & Co.	21,278	1,759
		51,663

Health Care—5.0%
AbbVie, Inc.	7,200	1,812
Eli Lilly & Co.	6,005	7,202
		9,014

Industrials—11.7%
Boeing Co. (The)(1)	7,675	1,661
	Shares	Value

Industrials—continued
BWX Technologies, Inc.	17,874	$3,479
GE Vernova, Inc.	6,264	7,359
General Electric Co.	4,820	1,801
Kennametal, Inc.	42,220	1,480
Uber Technologies, Inc.(1)	50,218	3,624
United Parcel Service, Inc. Class B	16,536	1,778
		21,182

Information Technology—18.4%
Advanced Micro Devices, Inc.(1)	10,702	6,217
Amphenol Corp. Class A	21,661	3,819
Apple, Inc.	25,973	7,516
Hewlett Packard Enterprise Co.	38,014	1,715
International Business Machines Corp.	6,491	1,825
Keysight Technologies, Inc.(1)	5,137	1,798
Marvell Technology, Inc.	5,736	1,709
Micron Technology, Inc.	2,213	2,555
Microsoft Corp.	16,777	6,258
		33,412

Materials—5.8%
Albemarle Corp.	10,157	1,372
CF Industries Holdings, Inc.	34,150	3,697
Commercial Metals Co.	24,304	1,525
Freeport-McMoRan, Inc.	13,362	840
Nucor Corp.	14,038	3,127
		10,561

Real Estate—2.7%
Equinix, Inc.	1,649	1,719
Prologis, Inc.	24,180	3,276
		4,995

Utilities—1.0%
NextEra Energy, Inc.	20,587	1,807
Total Common Stocks (Identified Cost $145,172)		181,334

Total Long-Term Investments—99.9% (Identified Cost $145,172)		181,334

TOTAL INVESTMENTS—99.9% (Identified Cost $145,172)		$181,334
Other assets and liabilities, net—0.1%		186
NET ASSETS—100.0%		$181,520

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)

Country Weightings (Unaudited)†
United States	95%
China	3
Bermuda	1
Canada	1
Total	100%
† % of total investments as of June 30, 2026.
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$181,334	$181,334
Total Investments	$181,334	$181,334
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—97.9%
Communication Services—1.6%
Fox Corp. Class A	169,345	$8,833
Consumer Discretionary—7.0%
Airbnb, Inc. Class A(1)	79,185	11,331
American Eagle Outfitters, Inc.	307,411	5,287
Ford Motor Co.	675,952	9,396
JD.com, Inc. ADR	275,880	7,029
Magna International, Inc.	94,433	6,201
		39,244

Consumer Staples—3.9%
Dollar General Corp.	44,032	5,069
Estee Lauder Cos., Inc. (The) Class A	74,730	5,900
Hershey Co. (The)	63,986	11,226
		22,195

Energy—9.2%
Devon Energy Corp.	147,036	6,075
EOG Resources, Inc.	82,140	10,656
HF Sinclair Corp.	156,683	10,913
Marathon Petroleum Corp.	37,932	9,698
Matador Resources Co.	110,718	5,512
Phillips 66	50,382	8,517
		51,371

Financials—22.2%
Allstate Corp. (The)	49,973	11,890
Bank of Hawaii Corp.	73,741	6,009
Cincinnati Financial Corp.	32,823	6,077
Citizens Financial Group, Inc.	115,322	8,081
Community Financial System, Inc.	174,260	11,696
East West Bancorp, Inc.	53,690	6,931
Evercore, Inc. Class A	14,877	5,080
Glacier Bancorp, Inc.	221,907	11,446
Independent Bank Corp.	71,826	6,013
Lakeland Financial Corp.	150,209	9,271
M&T Bank Corp.	28,038	6,673
Northern Trust Corp.	35,846	6,231
Old National Bancorp	246,898	6,395
Pinnacle Financial Partners, Inc.	60,674	6,121
Southstate Bank Corp.	56,373	5,632
Truist Financial Corp.	111,722	5,566
UMB Financial Corp.	39,206	5,597
		124,709

Health Care—4.2%
BioMarin Pharmaceutical, Inc.(1)	67,991	3,890
Exelixis, Inc.(1)	219,838	11,961
West Pharmaceutical Services, Inc.	21,464	7,706
		23,557

Industrials—10.3%
AerCap Holdings N.V.	37,158	5,417
AGCO Corp.	44,294	5,302
BWX Technologies, Inc.	55,460	10,795
Flowserve Corp.	129,320	9,590
JBT Marel Corp.	35,512	5,149
	Shares	Value

Industrials—continued
Kennametal, Inc.	283,764	$9,946
QXO, Inc.(1)	272,029	4,701
Tutor Perini Corp.	33,706	2,797
Xylem, Inc.	34,823	4,116
		57,813

Information Technology—20.2%
Amphenol Corp. Class A	68,253	12,034
Cognizant Technology Solutions Corp. Class A	96,832	3,750
Corning, Inc.	37,713	9,633
Hewlett Packard Enterprise Co.	227,327	10,255
Keysight Technologies, Inc.(1)	15,883	5,560
Littelfuse, Inc.	24,833	11,307
Marvell Technology, Inc.	18,027	5,370
Microchip Technology, Inc.	80,670	7,357
MKS, Inc.	29,434	13,092
MongoDB, Inc. Class A(1)	14,065	4,725
Sandisk Corp.(1)	4,931	11,212
Skyworks Solutions, Inc.	136,569	9,260
TE Connectivity plc	48,345	9,747
		113,302

Materials—10.9%
Albemarle Corp.	56,275	7,599
CF Industries Holdings, Inc.	85,471	9,253
Commercial Metals Co.	143,950	9,033
Kaiser Aluminum Corp.	30,826	6,031
Newmont Corp.	99,497	9,293
Nucor Corp.	43,942	9,788
Nutrien Ltd.	164,054	10,327
		61,324

Real Estate—5.8%
Equinix, Inc.	5,101	5,317
First Industrial Realty Trust, Inc.	174,814	10,718
Getty Realty Corp.	160,808	5,365
Jones Lang LaSalle, Inc.(1)	35,299	10,941
		32,341

Utilities—2.6%
Ameren Corp.	47,704	5,392
Essential Utilities, Inc.	105,602	4,046
NextEra Energy, Inc.	56,154	4,929
		14,367

Total Common Stocks (Identified Cost $460,478)		549,056

Total Long-Term Investments—97.9% (Identified Cost $460,478)		549,056

TOTAL INVESTMENTS—97.9% (Identified Cost $460,478)		$549,056
Other assets and liabilities, net—2.1%		11,519
NET ASSETS—100.0%		$560,575
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	93%
Canada	3
Ireland	2
China	1
Netherlands	1
Total	100%
† % of total investments as of June 30, 2026.
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$549,056	$549,056
Total Investments	$549,056	$549,056
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—96.6%
Communication Services—0.8%
Cargurus, Inc. Class A(1)	61,002	$2,080
Consumer Discretionary—10.7%
Advance Auto Parts, Inc.	43,617	2,714
American Eagle Outfitters, Inc.	302,762	5,207
Dana, Inc.	106,549	2,899
National Vision Holdings, Inc.(1)	100,554	1,912
Polaris, Inc.	46,125	3,157
Urban Outfitters, Inc.(1)	34,199	2,423
Victoria’s Secret & Co.(1)	109,951	9,179
		27,491

Consumer Staples—2.0%
Andersons, Inc. (The)	37,432	2,560
Chefs’ Warehouse, Inc. (The)(1)	26,292	2,527
		5,087

Energy—10.2%
Core Natural Resources, Inc.	24,747	1,980
Crescent Energy Co. Class A	266,326	2,615
CVR Energy, Inc.	73,506	2,024
Excelerate Energy, Inc. Class A	84,609	3,214
HF Sinclair Corp.	75,546	5,262
Kodiak Gas Services, Inc.	38,742	2,911
Matador Resources Co.	55,253	2,751
Ovintiv, Inc.	57,344	3,019
SM Energy Co.	98,453	2,570
		26,346

Financials—26.6%
Associated Banc-Corp.	90,158	2,774
Bank of Hawaii Corp.	62,906	5,126
Community Financial System, Inc.	79,290	5,322
Enterprise Financial Services Corp.	84,051	5,537
First Interstate BancSystem, Inc. Class A	68,350	2,636
Glacier Bancorp, Inc.	102,651	5,295
HA Sustainable Infrastructure Capital, Inc.	62,407	2,437
Independent Bank Corp.	62,052	5,195
Lakeland Financial Corp.	76,625	4,729
Old National Bancorp	113,215	2,932
Pinnacle Financial Partners, Inc.	28,259	2,851
PROG Holdings, Inc.	84,660	3,946
Radian Group, Inc.	143,181	5,394
Stock Yards Bancorp, Inc.	32,038	2,450
UMB Financial Corp.	36,132	5,158
United Bankshares, Inc.	58,915	2,700
Universal Insurance Holdings, Inc.	72,774	3,010
Velocity Financial, Inc.(1)	67,491	1,246
		68,738

Health Care—12.7%
Amneal Pharmaceuticals, Inc.(1)	201,102	3,481
ANI Pharmaceuticals, Inc.(1)	30,775	2,547
Aveanna Healthcare Holdings, Inc.(1)	289,331	2,480
BioCryst Pharmaceuticals, Inc.(1)	256,833	2,568
Catalyst Pharmaceuticals, Inc.(1)	97,416	3,062
Exelixis, Inc.(1)	108,781	5,919
Indivior Pharmaceuticals, Inc.(1)	127,349	5,225
	Shares	Value

Health Care—continued
Ligand Pharmaceuticals, Inc.(1)	12,670	$4,005
Mesa Laboratories, Inc.	13,169	1,311
Supernus Pharmaceuticals, Inc.(1)	48,652	2,263
		32,861

Industrials—9.5%
Armstrong World Industries, Inc.	11,906	1,910
Dycom Industries, Inc.(1)	4,833	2,443
GATX Corp.	12,666	2,244
Helios Technologies, Inc.	28,942	2,583
JBT Marel Corp.	31,453	4,561
Kennametal, Inc.	148,815	5,216
Tutor Perini Corp.	34,529	2,865
Watts Water Technologies, Inc. Class A	6,614	2,589
		24,411

Information Technology—11.0%
ADTRAN Holdings, Inc.(1)	191,333	2,660
Cirrus Logic, Inc.(1)	16,558	2,459
Clear Secure, Inc. Class A	45,442	2,532
Kulicke & Soffa Industries, Inc.	24,182	3,235
Littelfuse, Inc.	12,828	5,841
MKS, Inc.	6,649	2,957
Sanmina Corp.(1)	24,086	6,096
Viavi Solutions, Inc.(1)	52,136	2,490
		28,270

Materials—6.8%
Caledonia Mining Corp. plc	101,019	1,929
Coeur Mining, Inc.	68,427	1,117
Commercial Metals Co.	71,116	4,463
Kaiser Aluminum Corp.	14,319	2,801
Scotts Miracle-Gro Co. (The)	38,193	2,601
SSR Mining, Inc.(1)	76,277	2,157
Warrior Met Coal, Inc.	31,864	2,586
		17,654

Real Estate—5.8%
Curbline Properties Corp.	65,382	1,988
Cushman & Wakefield Ltd.(1)	200,551	2,685
Getty Realty Corp.	77,346	2,580
Jones Lang LaSalle, Inc.(1)	8,938	2,770
Terreno Realty Corp.	75,032	4,860
		14,883

Utilities—0.5%
American States Water Co.	16,329	1,349
Total Common Stocks (Identified Cost $188,349)		249,170

See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Master Limited Partnerships and Related Companies—1.2%
	Downstream/Other—1.2%
PBF Energy, Inc. Class A	65,478	$2,981
	Total Master Limited Partnerships and Related Companies (Identified Cost $2,286)	2,981

	Total Long-Term Investments—97.8% (Identified Cost $190,635)	252,151

	TOTAL INVESTMENTS—97.8% (Identified Cost $190,635)	$252,151
	Other assets and liabilities, net—2.2%	5,687
	NET ASSETS—100.0%	$257,838

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$249,170	$249,170
Master Limited Partnerships and Related Companies	2,981	2,981
Total Investments	$252,151	$252,151
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Silvant Focused Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.5%
Communication Services—19.9%
Alphabet, Inc. Class A	734,996	$262,665
Meta Platforms, Inc. Class A	140,710	79,261
Netflix, Inc.(1)	572,997	40,912
Space Exploration Technologies Corp. Class A(1)	35,569	6,077
		388,915

Consumer Discretionary—7.4%
Amazon.com, Inc.(1)	160,310	38,208
Las Vegas Sands Corp.	364,823	16,851
MercadoLibre, Inc.(1)	10,748	18,244
Royal Caribbean Cruises Ltd.	224,382	71,248
		144,551

Financials—4.0%
Visa, Inc. Class A	228,306	78,330
Health Care—7.0%
Eli Lilly & Co.	86,797	104,107
Intuitive Surgical, Inc.(1)	79,505	31,617
		135,724

Industrials—12.0%
Fair Isaac Corp.(1)	26,871	32,105
GE Vernova, Inc.	76,924	90,375
General Electric Co.	234,052	87,472
Honeywell Aerospace, Inc.(1)	52,017	11,500
Honeywell International, Inc.	52,017	11,647
		233,099

Information Technology—47.6%
Apple, Inc.	294,378	85,181
AppLovin Corp. Class A(1)	50,173	25,851
ARM Holdings plc ADR(1)	132,908	47,125
ASML Holding N.V. Registered Shares	19,977	39,743
Autodesk, Inc.(1)	100,201	19,481
Broadcom, Inc.	350,131	132,262
Ciena Corp.(1)	70,473	34,571
	Shares	Value

Information Technology—continued
Microsoft Corp.	279,323	$104,193
NVIDIA Corp.	1,547,216	309,583
Palantir Technologies, Inc. Class A(1)	219,845	25,649
Sandisk Corp.(1)	14,157	32,189
Teradyne, Inc.	76,095	36,818
Western Digital Corp.	41,310	26,386
Workday, Inc. Class A(1)	66,076	8,089
		927,121

Materials—1.6%
Vulcan Materials Co.	105,672	31,174
Total Common Stocks (Identified Cost $900,520)		1,938,914

Total Long-Term Investments—99.5% (Identified Cost $900,520)		1,938,914

TOTAL INVESTMENTS—99.5% (Identified Cost $900,520)		$1,938,914
Other assets and liabilities, net—0.5%		10,631
NET ASSETS—100.0%		$1,949,545

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	93%
Liberia	4
Netherlands	2
Uruguay	1
Total	100%
† % of total investments as of June 30, 2026.
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,938,914	$1,938,914
Total Investments	$1,938,914	$1,938,914
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.5%
Communication Services—2.7%
Live Nation Entertainment, Inc.(1)	50,118	$9,177
Reddit, Inc. Class A(1)	29,343	5,093
		14,270

Consumer Discretionary—15.8%
Brinker International, Inc.(1)	12,677	2,130
Burlington Stores, Inc.(1)	14,522	4,601
Coupang, Inc. Class A(1)	277,616	4,822
Darden Restaurants, Inc.	25,205	5,192
DR Horton, Inc.	21,669	3,529
Expedia Group, Inc.	29,632	7,582
Ferrari N.V.	14,075	5,240
Gildan Activewear, Inc. Class A	47,448	2,448
Ralph Lauren Corp. Class A	12,837	5,153
Royal Caribbean Cruises Ltd.	48,311	15,340
SharkNinja, Inc.(1)	39,487	6,013
Somnigroup International, Inc.	86,730	6,800
Tapestry, Inc.	47,947	7,018
Viking Holdings Ltd.(1)	51,214	5,361
Wayfair, Inc. Class A(1)	33,354	3,083
		84,312

Consumer Staples—2.0%
Casey’s General Stores, Inc.	7,747	6,157
Estee Lauder Cos., Inc. (The) Class A	55,056	4,347
		10,504

Energy—0.9%
Solaris Energy Infrastructure, Inc. Class A	61,552	4,953
Financials—7.3%
Affirm Holdings, Inc. Class A(1)	44,966	3,667
Ares Management Corp. Class A	95,192	10,596
Etoro Group Ltd. Class A(1)	47,604	1,879
Fifth Third Bancorp	131,116	7,391
LPL Financial Holdings, Inc.	17,113	4,820
Robinhood Markets, Inc. Class A(1)	106,833	10,713
		39,066

Health Care—9.3%
Alnylam Pharmaceuticals, Inc.(1)	18,126	5,456
Cencora, Inc.	42,144	11,926
Dexcom, Inc.(1)	79,562	5,359
IDEXX Laboratories, Inc.(1)	16,682	8,782
Insmed, Inc.(1)	19,761	2,107
Molina Healthcare, Inc.(1)	23,245	5,316
Natera, Inc.(1)	25,977	7,051
Neurocrine Biosciences, Inc.(1)	20,456	3,448
		49,445

Industrials—28.2%
AMETEK, Inc.	21,847	5,286
Argan, Inc.	8,592	6,861
Axon Enterprise, Inc.(1)	21,336	11,961
Builders FirstSource, Inc.(1)	35,152	3,145
BWX Technologies, Inc.	33,773	6,574
C.H. Robinson Worldwide, Inc.	23,075	4,346
	Shares	Value

Industrials—continued
Carpenter Technology Corp.	7,936	$4,895
Casella Waste Systems, Inc. Class A(1)	86,133	8,352
Comfort Systems USA, Inc.	6,454	12,791
Fair Isaac Corp.(1)	7,763	9,275
Ferguson Enterprises, Inc.	30,365	7,207
HEICO Corp.	26,347	9,385
Knight-Swift Transportation Holdings, Inc. Class A	68,013	5,296
MasTec, Inc.(1)	13,541	5,634
Modine Manufacturing Co.(1)	23,570	6,294
Rocket Lab Corp.(1)	105,981	10,773
Rockwell Automation, Inc.	16,561	8,199
Sterling Infrastructure, Inc.(1)	5,344	4,486
UL Solutions, Inc. Class A	25,844	2,632
United Rentals, Inc.	7,208	8,166
Westinghouse Air Brake Technologies Corp.	19,394	5,229
XPO, Inc.(1)	19,121	3,925
		150,712

Information Technology—30.1%
Astera Labs, Inc.(1)	23,253	11,232
Circle Internet Group, Inc. Class A(1)	30,452	1,907
Cloudflare, Inc. Class A(1)	64,859	15,909
Coherent Corp.(1)	17,591	6,939
Credo Technology Group Holding Ltd.(1)	26,881	7,310
Crowdstrike Holdings, Inc. Class A(1)	5,755	4,392
Datadog, Inc. Class A(1)	66,599	17,340
DigitalOcean Holdings, Inc.(1)	35,636	5,596
Fabrinet(1)	6,098	3,428
Jabil, Inc.	17,896	6,899
Lumentum Holdings, Inc.(1)	11,090	9,516
Manhattan Associates, Inc.(1)	30,673	4,271
Microchip Technology, Inc.	118,361	10,794
MongoDB, Inc. Class A(1)	15,003	5,039
Qnity Electronics, Inc.	32,314	5,277
SiTime Corp.(1)	7,594	5,662
Snowflake, Inc. Class A(1)	49,540	12,608
TE Connectivity plc	26,280	5,298
Teledyne Technologies, Inc.(1)	6,524	4,351
Teradyne, Inc.	25,106	12,147
Terawulf, Inc.(1)	87,605	2,164
Unity Software, Inc.(1)	93,948	2,685
		160,764

Real Estate—1.5%
CBRE Group, Inc. Class A(1)	27,731	3,735
Jones Lang LaSalle, Inc.(1)	14,758	4,574
		8,309

See Notes to Financial Statements

Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

	Utilities—1.7%
Vistra Corp.	55,863	$8,862
	Total Common Stocks (Identified Cost $449,641)	531,197

	Total Long-Term Investments—99.5% (Identified Cost $449,641)	531,197

	TOTAL INVESTMENTS—99.5% (Identified Cost $449,641)	$531,197
	Other assets and liabilities, net—0.5%	2,511
	NET ASSETS—100.0%	$533,708

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	90%
Cayman Islands	3
Liberia	3
Bermuda	1
Ireland	1
Netherlands	1
Canada	1
Total	100%
† % of total investments as of June 30, 2026.
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$531,197	$531,197
Total Investments	$531,197	$531,197
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—95.9%
Aerospace & Defense—5.3%
AAR Corp.(1)	8,821	$1,261
Ducommun, Inc.(1)	3,075	570
Leonardo DRS, Inc.	17,625	752
Moog, Inc. Class A	5,423	2,298
TAT Technologies Ltd.(1)	5,508	266
V2X, Inc.(1)	15,907	1,186
Woodward, Inc.	1,954	831
		7,164

Banks—6.2%
Bank of N.T. Butterfield & Son Ltd. (The)	15,578	927
Byline Bancorp, Inc.	10,435	393
Capitol Federal Financial, Inc.	31,238	266
Central Pacific Financial Corp.	7,649	292
Cullen/Frost Bankers, Inc.	5,126	792
Customers Bancorp, Inc.(1)	3,075	243
First Bancorp	5,484	351
First BanCorp	22,407	584
First Financial Corp.	11,750	910
Hancock Whitney Corp.	9,233	690
Northeast Bank	4,017	532
SmartFinancial, Inc.	4,268	200
UMB Financial Corp.	10,149	1,449
Unity Bancorp, Inc.	3,628	213
Valley National Bancorp	30,959	454
		8,296

Beverages—0.3%
Celsius Holdings, Inc.(1)	2,886	85
Coca-Cola Consolidated, Inc.	1,170	223
Vita Coco Co., Inc. (The)(1)	1,952	129
		437

Biotechnology—10.4%
ACADIA Pharmaceuticals, Inc.(1)	41,185	1,042
ADMA Biologics, Inc.(1)	14,016	117
Akebia Therapeutics, Inc.(1)	315,737	360
Alkermes plc(1)	42,496	2,227
Arrowhead Pharmaceuticals, Inc.(1)	7,032	573
CareDx, Inc.(1)	37,620	1,072
Catalyst Pharmaceuticals, Inc.(1)	8,137	256
Cogent Biosciences, Inc.(1)	8,827	342
Emergent BioSolutions, Inc.(1)	19,990	167
Exelixis, Inc.(1)	14,769	804
Halozyme Therapeutics, Inc.(1)	2,174	170
Mirum Pharmaceuticals, Inc.(1)	4,100	480
Myriad Genetics, Inc.(1)	20,502	117
Natera, Inc.(1)	2,831	768
Neurocrine Biosciences, Inc.(1)	2,045	345
Oruka Therapeutics, Inc.(1)	3,594	342
Praxis Precision Medicines, Inc.(1)	677	227
PTC Therapeutics, Inc.(1)	3,933	321
Roivant Sciences Ltd.(1)	18,007	637
Sarepta Therapeutics, Inc.(1)	20,509	368
TG Therapeutics, Inc.(1)	5,603	308
Twist Bioscience Corp.(1)	3,594	370
Veracyte, Inc.(1)	33,176	1,948
	Shares	Value

Biotechnology—continued
Vericel Corp.(1)	13,221	$588
		13,949

Capital Markets—0.4%
AllianceBernstein Holding LP	17,235	607
Commercial Services & Supplies—1.2%
Deluxe Corp.	12,580	300
Interface, Inc. Class A	38,585	1,383
		1,683

Communications Equipment—1.5%
ADTRAN Holdings, Inc.(1)	25,078	349
Applied Optoelectronics, Inc.(1)	1,073	159
Digi International, Inc.(1)	4,018	301
Extreme Networks, Inc.(1)	20,959	679
F5, Inc.(1)	1,400	582
		2,070

Construction & Engineering—2.8%
Comfort Systems USA, Inc.	565	1,120
EMCOR Group, Inc.	424	352
Everus Construction Group, Inc.(1)	6,612	1,097
MasTec, Inc.(1)	1,060	441
Primoris Services Corp.	2,318	230
Sterling Infrastructure, Inc.(1)	574	482
		3,722

Consumer Finance—2.2%
Atlanticus Holdings Corp.(1)	2,900	297
Encore Capital Group, Inc.(1)	25,212	2,352
OppFi, Inc.(1)	26,534	263
		2,912

Consumer Staples Distribution & Retail—0.8%
BJ’s Wholesale Club Holdings, Inc.(1)	1,502	131
Maplebear, Inc.(1)	5,543	262
PriceSmart, Inc.	1,990	389
Weis Markets, Inc.	4,569	358
		1,140

Containers & Packaging—0.3%
Ardagh Metal Packaging S.A.	41,267	196
Silgan Holdings, Inc.	3,624	168
		364

Diversified Consumer Services—2.4%
Bright Horizons Family Solutions, Inc.(1)	2,741	194
Covista, Inc.(1)	6,713	837
Frontdoor, Inc.(1)	10,408	807
Grand Canyon Education, Inc.(1)	3,858	552
Perdoceo Education Corp.	19,424	622
Strategic Education, Inc.	2,322	178
		3,190

See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Diversified Telecommunication Services—0.5%
Anterix, Inc.(1)	3,976	$409
IDT Corp. Class B	3,681	214
		623

Electric Utilities—1.9%
IDACORP, Inc.	5,686	860
OGE Energy Corp.	14,504	706
Otter Tail Corp.	4,753	428
Pinnacle West Capital Corp.	4,709	504
		2,498

Electrical Equipment—3.4%
American Superconductor Corp.(1)	24,983	1,037
Array Technologies, Inc.(1)	26,630	198
Nextpower, Inc. Class A(1)	9,100	1,084
Powell Industries, Inc.	7,802	2,234
		4,553

Electronic Equipment, Instruments & Components—5.0%
Arrow Electronics, Inc.(1)	2,965	633
Daktronics, Inc.(1)	16,791	328
Fabrinet(1)	350	197
Insight Enterprises, Inc.(1)	6,974	849
Kimball Electronics, Inc.(1)	5,645	145
Knowles Corp.(1)	13,138	545
Littelfuse, Inc.	487	222
Methode Electronics, Inc.	41,005	778
OSI Systems, Inc.(1)	807	176
Plexus Corp.(1)	436	131
Rogers Corp.(1)	5,558	910
Sanmina Corp.(1)	4,407	1,115
TD SYNNEX Corp.	2,450	655
		6,684

Energy Equipment & Services—1.3%
Enerflex Ltd.	25,566	626
Flowco Holdings, Inc. Class A	53,835	1,149
		1,775

Entertainment—0.9%
Atlanta Braves Holdings, Inc. Class C(1)	2,531	132
Madison Square Garden Sports Corp.(1)	2,006	806
Playtika Holding Corp.	69,913	260
		1,198

Financial Services—1.4%
Bladex, Inc. Class E	3,052	187
NMI Holdings, Inc. Class A(1)	36,261	1,490
Radian Group, Inc.	4,160	157
		1,834

Food Products—1.8%
Cal-Maine Foods, Inc.	3,019	243
Darling Ingredients, Inc.(1)	2,864	156
J.M. Smucker Co. (The)	2,772	312
John B Sanfilippo & Son, Inc.	737	63
	Shares	Value

Food Products—continued
Mama’s Creations, Inc.(1)	18,692	$334
Marzetti Co. (The)	1,747	200
Mission Produce, Inc.(1)	8,979	106
Smithfield Foods, Inc.	13,532	328
Tootsie Roll Industries, Inc.	16,536	654
		2,396

Ground Transportation—0.3%
ArcBest Corp.	2,665	383
Healthcare Equipment & Supplies—0.7%
Envista Holdings Corp.(1)	8,005	211
iRadimed Corp.	1,875	179
Merit Medical Systems, Inc.(1)	6,718	466
Tandem Diabetes Care, Inc.(1)	4,511	68
		924

Healthcare Providers & Services—4.0%
Alignment Healthcare, Inc.(1)	42,790	1,019
Aveanna Healthcare Holdings, Inc.(1)	32,455	278
BrightSpring Health Services, Inc.(1)	6,415	447
Centene Corp.(1)	3,964	255
Chemed Corp.	1,017	474
Encompass Health Corp.	4,432	448
Guardant Health, Inc.(1)	2,167	325
Hims & Hers Health, Inc.(1)	5,444	189
Hinge Health, Inc. Class A(1)	7,101	589
Innovage Holding Corp.(1)	17,427	207
LifeStance Health Group, Inc.(1)	100,931	1,081
Strata Critical Medical, Inc.(1)	23,401	123
		5,435

Hotels, Restaurants & Leisure—1.3%
Brinker International, Inc.(1)	6,794	1,141
Hilton Grand Vacations, Inc.(1)	8,404	440
Monarch Casino & Resort, Inc.	1,776	234
		1,815

Household Durables—0.2%
Hovnanian Enterprises, Inc. Class A(1)	1,691	241
Household Products—0.6%
Oil-Dri Corp. of America	2,878	294
WD-40 Co.	1,853	452
		746

Independent Power and Renewable Electricity Producers—0.2%
Ormat Technologies, Inc.	2,594	282
Insurance—2.7%
Donegal Group, Inc. Class A	8,449	159
Employers Holdings, Inc.	6,803	343
Globe Life, Inc.	11,252	2,011
RLI Corp.	8,482	501
Safety Insurance Group, Inc.	3,145	236
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Insurance—continued
United Fire Group, Inc.	6,202	$325
		3,575

Interactive Media & Services—0.5%
EverQuote, Inc. Class A(1)	22,924	545
Pinterest, Inc. Class A(1)	6,228	131
		676

IT Services—0.2%
Fastly, Inc. Class A(1)	11,416	210
GoDaddy, Inc. Class A(1)	1,537	130
		340

Leisure Products—0.3%
BRP, Inc.	1,926	117
Hasbro, Inc.	4,100	339
		456

Life Sciences Tools & Services—0.3%
Adaptive Biotechnologies Corp.(1)	16,197	347
Lodging/Resorts—1.6%
Pebblebrook Hotel Trust	21,630	420
RLJ Lodging Trust	71,758	850
Summit Hotel Properties, Inc.	121,477	852
		2,122

Machinery—1.4%
Douglas Dynamics, Inc.	23,139	1,248
Kennametal, Inc.	19,375	679
		1,927

Marine Transportation—0.2%
Global Ship Lease, Inc. Class A	8,816	331
Metals & Mining—2.9%
Centerra Gold, Inc.	37,472	594
Commercial Metals Co.	7,305	458
Constellium SE Class A(1)	26,653	850
Fortuna Mining Corp.(1)	29,742	251
Integra Resources Corp.(1)	48,206	110
Nexa Resources S.A.(1)	12,827	157
OR Royalties, Inc.	8,771	278
SSR Mining, Inc.(1)	28,541	807
Worthington Steel, Inc.	11,625	390
		3,895

Mortgage Real Estate Investment Trusts (REITs)—0.8%
ARMOUR Residential REIT, Inc.(2)	32,804	572
Orchid Island Capital, Inc.	82,016	572
		1,144

Multi-Utilities—0.2%
Unitil Corp.	4,746	250
	Shares	Value

Oil, Gas & Consumable Fuels—2.8%
Antero Midstream Corp.	28,528	$649
APA Corp.	8,007	261
Chord Energy Corp.	4,387	502
Crescent Energy Co. Class A	99,973	982
Granite Ridge Resources, Inc.	25,628	113
Green Plains, Inc.(1)	10,251	158
HF Sinclair Corp.	1,868	130
Infinity Natural Resources, Inc. Class A(1)	10,106	128
Northern Oil and Gas, Inc.(2)	20,502	372
Permian Resources Corp. Class A	16,587	305
Vista Energy SAB de C.V. ADR(1)	1,818	116
		3,716

Pharmaceuticals—4.3%
Amneal Pharmaceuticals, Inc.(1)	36,823	637
ANI Pharmaceuticals, Inc.(1)	12,763	1,056
Avadel Pharmaceuticals plc(1)(3)	16,385	13
Harmony Biosciences Holdings, Inc.(1)	26,293	957
Indivior Pharmaceuticals, Inc.(1)	4,757	195
Innoviva, Inc.(1)	30,614	695
Liquidia Corp.(1)	7,620	608
Pacira BioSciences, Inc.(1)	6,935	176
Phibro Animal Health Corp. Class A	38,083	1,196
Prestige Consumer Healthcare, Inc.(1)	4,181	198
Theravance Biopharma, Inc.(1)	7,220	123
		5,854

Professional Services—0.8%
IBEX Holdings Ltd.(1)	17,782	540
Kforce, Inc.	10,559	495
		1,035

Retail REITs—1.2%
Agree Realty Corp.	8,879	673
Tanger, Inc.	4,767	188
Urban Edge Properties	33,829	774
		1,635

Semiconductors & Semiconductor Equipment—9.7%
ACM Research, Inc. Class A(1)	2,308	293
Ambarella, Inc.(1)	15,523	1,332
Amkor Technology, Inc.	5,300	457
Amtech Systems, Inc.(1)	11,481	265
Axcelis Technologies, Inc.(1)	1,765	334
Cirrus Logic, Inc.(1)	10,395	1,544
Credo Technology Group Holding Ltd.(1)	5,970	1,624
Diodes, Inc.(1)	2,495	273
Kulicke & Soffa Industries, Inc.	3,330	445
MaxLinear, Inc.(1)	1,770	227
MKS, Inc.	2,895	1,288
Penguin Solutions, Inc.(1)	33,839	2,572
Qorvo, Inc.(1)	1,387	129
Rigetti Computing, Inc.(1)	10,730	207
Semtech Corp.(1)	3,383	548
Silicon Motion Technology Corp. ADR	389	130
SiTime Corp.(1)	391	291
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
Tower Semiconductor Ltd.(1)	4,482	$1,168
		13,127

Software—4.9%
Braze, Inc. Class A(1)	8,048	175
Check Point Software Technologies Ltd.(1)	992	130
Clear Secure, Inc. Class A	13,872	773
Cognyte Software Ltd.(1)	17,124	150
Commvault Systems, Inc.(1)	6,112	866
Dropbox, Inc. Class A(1)	30,067	826
Dynatrace, Inc.(1)	14,201	624
Intapp, Inc.(1)	7,201	182
JFrog Ltd.(1)	1,412	128
Manhattan Associates, Inc.(1)	1,954	272
Ooma, Inc.(1)	9,177	176
PagerDuty, Inc.(1)	30,340	293
Pegasystems, Inc.	7,590	228
PTC, Inc.(1)	2,995	340
Q2 Holdings, Inc.(1)	3,244	156
RADCOM Ltd.(1)	17,446	246
Radware Ltd.(1)	5,056	156
Rubrik, Inc. Class A(1)	2,886	232
SentinelOne, Inc. Class A(1)	7,688	130
Zeta Global Holdings Corp. Class A(1)	26,397	520
		6,603

Specialized REITs—0.3%
Outfront Media, Inc.	12,369	405
Specialty Retail—2.2%
Abercrombie & Fitch Co. Class A(1)	4,306	388
Boot Barn Holdings, Inc.(1)	793	130
Genesco, Inc.(1)	19,949	674
Lands’ End, Inc.(1)	53,299	558
Urban Outfitters, Inc.(1)	2,426	172
Victoria’s Secret & Co.(1)	11,753	981
		2,903

Technology Hardware, Storage & Peripherals—0.5%
IonQ, Inc.(1)	13,630	726
Textiles, Apparel & Luxury Goods—0.3%
Deckers Outdoor Corp.(1)	1,496	148
Gildan Activewear, Inc. Class A	4,180	216
		364

Tobacco—0.2%
Universal Corp.	5,192	271
Water Utilities—0.3%
American States Water Co.	5,457	451
Total Common Stocks (Identified Cost $91,476)		129,074

	Shares	Value

Master Limited Partnerships and Related Companies—0.1%
Downstream/Other—0.1%
Delek US Holdings, Inc.	3,541	$180
Total Master Limited Partnerships and Related Companies (Identified Cost $185)		180

Total Long-Term Investments—96.0% (Identified Cost $91,661)		129,254

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.535%)(4)	2,076,754	2,077
Total Short-Term Investment (Identified Cost $2,077)		2,077

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(4)(5)	547,811	548
Total Securities Lending Collateral (Identified Cost $548)		548

TOTAL INVESTMENTS—97.9% (Identified Cost $94,286)		$131,879
Other assets and liabilities, net—2.1%		2,791
NET ASSETS—100.0%		$134,670

Abbreviations:
ADR	American Depositary Receipt
LP	Limited Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	89%
Cayman Islands	2
Canada	2
Israel	2
Ireland	2
Bermuda	2
France	1
Total	100%
† % of total investments as of June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$129,074	$129,061	$13
Master Limited Partnerships and Related Companies	180	180	—
Money Market Mutual Fund	2,077	2,077	—
Securities Lending Collateral	548	548	—
Total Investments	$131,879	$131,866	$13
There were no securities valued using significant observable inputs (Level 2) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—98.9%
Aerospace & Defense—2.3%
Axon Enterprise, Inc.(1)	62,300	$34,926
Rocket Lab Corp.(1)	102,800	10,450
		45,376

Automobiles—2.0%
Tesla, Inc.(1)	93,400	39,284
Broadline Retail—2.6%
Amazon.com, Inc.(1)	172,800	41,185
MercadoLibre, Inc.(1)	6,100	10,354
		51,539

Communications Equipment—2.1%
Arista Networks, Inc.(1)	253,900	43,132
Electrical Equipment—1.1%
Vertiv Holdings Co. Class A	69,100	23,136
Electronic Equipment, Instruments & Components—2.6%
Amphenol Corp. Class A	140,000	24,685
Coherent Corp.(1)	25,800	10,177
Mirion Technologies, Inc. Class A(1)	400,300	7,178
nLIGHT, Inc.(1)	130,800	9,106
		51,146

Entertainment—0.4%
Spotify Technology S.A.(1)	17,400	7,989
Financial Services—1.6%
Toast, Inc. Class A(1)	445,000	12,380
Visa, Inc. Class A	55,700	19,110
		31,490

Interactive Media & Services—13.3%
Alphabet, Inc. Class C	539,100	190,480
Meta Platforms, Inc. Class A	134,940	76,011
		266,491

IT Services—3.5%
MongoDB, Inc. Class A(1)	33,200	11,152
Shopify, Inc. Class A(1)	263,150	30,046
Snowflake, Inc. Class A(1)	113,300	28,835
		70,033

Semiconductors & Semiconductor Equipment—42.8%
Advanced Micro Devices, Inc.(1)	166,000	96,431
Applied Materials, Inc.	78,800	56,972
ARM Holdings plc ADR(1)	48,400	17,161
ASML Holding N.V. Registered Shares	13,000	25,863
Broadcom, Inc.	315,700	119,256
Credo Technology Group Holding Ltd.(1)	78,000	21,212
KLA Corp.	150,000	45,257
Marvell Technology, Inc.	45,000	13,405
Micron Technology, Inc.	162,700	187,803
Monolithic Power Systems, Inc.	30,400	42,024
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
NVIDIA Corp.	804,470	$160,966
NXP Semiconductors N.V.	73,100	20,543
QUALCOMM, Inc.	91,900	16,982
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	65,500	31,281
		855,156

Software—14.3%
Appfolio, Inc. Class A(1)	57,300	9,188
AppLovin Corp. Class A(1)	27,300	14,066
Cadence Design Systems, Inc.(1)	65,000	24,396
Crowdstrike Holdings, Inc. Class A(1)	50,300	38,386
Datadog, Inc. Class A(1)	125,000	32,545
Microsoft Corp.	274,400	102,357
Oracle Corp.	52,000	7,620
Palo Alto Networks, Inc.(1)	89,400	30,487
Samsara, Inc. Class A(1)	244,300	7,923
ServiceNow, Inc.(1)	101,900	10,116
ServiceTitan, Inc. Class A(1)	119,200	8,429
		285,513

Technology Hardware, Storage & Peripherals—10.3%
Apple, Inc.	458,800	132,758
Dell Technologies, Inc. Class C	94,400	40,730
IonQ, Inc.(1)	200,000	10,652
Seagate Technology Holdings plc	22,100	21,327
		205,467

Total Common Stocks (Identified Cost $589,436)		1,975,752

Total Long-Term Investments—98.9% (Identified Cost $589,436)		1,975,752

TOTAL INVESTMENTS—98.9% (Identified Cost $589,436)		$1,975,752
Other assets and liabilities, net—1.1%		21,119
NET ASSETS—100.0%		$1,996,871

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	91%
Netherlands	2
Taiwan	2
Canada	2
Ireland	1
Cayman Islands	1
Uruguay	1
Total	100%
† % of total investments as of June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,975,752	$1,975,752
Total Investments	$1,975,752	$1,975,752
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
June 30, 2026
(Reported in thousands except shares and per share amounts)

	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund
Assets
Investment in securities at value(1)	$228,876	$4,719,954	$34,149	$90,305
Foreign currency at value(2)	3,043	—	23	—
Cash	4,111	154,632	932	1,278
Cash pledged as collateral for written options	—	442	—	—
Receivables
Investment securities sold	3,674	4,365	—	—
Fund shares sold	335	3,166	— (a)	— (a)
Dividends and interest	540	32,461	6	46
Tax reclaims	51	—	93	195
Prepaid Trustees’ retainer	4	86	1	1
Prepaid expenses	49	—	9	18
Other assets	88	888	63	57
Total assets	240,771	4,915,994	35,276	91,900
Liabilities
Payables
Fund shares repurchased	111	2,273	35	— (a)
Investment securities purchased	7,494	14,618	—	—
Foreign capital gains tax	369	—	—	—
Dividend distributions	—	— (a)	—	—
Investment advisory fees	120	2,601	27	58
Distribution and service fees	7	935	5	17
Administration and accounting fees	26	429	9	14
Transfer agent and sub-transfer agent fees and expenses	33	858	9	20
Professional fees	27	37	24	28
Trustee deferred compensation plan	88	888	63	57
Interest expense and/or commitment fees	1	23	— (a)	— (a)
Other accrued expenses	16	251	4	6
Total liabilities	8,292	22,913	176	200
Commitments and contingencies (Note 4C, 4D)	—	—	—	—
Net Assets	$232,479	$4,893,081	$35,100	$91,700
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$145,603	$4,638,457	$28,398	$85,751
Accumulated earnings (loss)	86,876	254,624	6,702	5,949
Net Assets	$232,479	$4,893,081	$35,100	$91,700
Net Assets:
Class A	$32,378	$2,006,832	$23,338	$86,754
Class C	$—	$636,479	$—	$—
Institutional Class	$106,479	$2,249,770	$11,762	$4,946
Class R6	$93,622	$—	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	688,787	162,953,312	737,322	3,016,540
Class C	—	60,984,495	—	—
Institutional Class	2,255,881	171,463,223	309,767	164,902
Class R6	2,017,725	—	—	—
Net Asset Value and Redemption Price Per Share:*
Class A	$47.01	$12.32	$31.65	$28.76
Class C	$—	$10.44	$—	$—
Institutional Class	$47.20	$13.12	$37.97	$29.99
Class R6	$46.40	$—	$—	$—
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)(Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$49.75	$13.04	$33.49	$30.43
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$144,199	$4,449,908	$27,118	$74,111
(2) Foreign currency at cost	$3,045	$—	$23	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)(Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)

	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Assets
Investment in securities at value(1)	$524,029	$80,486	$181,334	$549,056
Foreign currency at value(2)	—	— (a)	—	—
Cash	2,531	882	602	11,998
Receivables
Investment securities sold	9,815	—	3,348	—
Fund shares sold	80	9	— (a)	149
Dividends and interest	263	139	54	578
Tax reclaims	15	329	44	165
Prepaid Trustees’ retainer	9	1	4	10
Prepaid expenses	17	22	42	32
Other assets	2,024	445	253	383
Total assets	538,783	82,313	185,681	562,371
Liabilities
Payables
Fund shares repurchased	331	22	59	860
Investment securities purchased	10,586	—	3,656	—
Investment advisory fees	208	52	65	244
European Union tax reclaim IRS compliance fees payable(3)	—	149	—	—
Distribution and service fees	62	10	28	85
Administration and accounting fees	52	13	22	55
Transfer agent and sub-transfer agent fees and expenses	115	22	41	117
Professional fees	28	25	26	28
Trustee deferred compensation plan	2,024	445	253	383
Interest expense and/or commitment fees	2	1	1	3
Other accrued expenses	23	109	10	21
Total liabilities	13,431	848	4,161	1,796
Commitments and contingencies (Note 4C, 4D)	—	—	—	—
Net Assets	$525,352	$81,465	$181,520	$560,575
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$383,245	$495,493	$132,286	$455,250
Accumulated earnings (loss)	142,107	(414,028)	49,234	105,325
Net Assets	$525,352	$81,465	$181,520	$560,575
Net Assets:
Class A	$293,667	$49,777	$137,649	$393,893
Class C	$2,148	$—	$—	$3,647
Institutional Class	$184,524	$28,497	$41,552	$144,246
Class R6	$45,013	$3,191	$2,319	$18,789
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	24,788,735	1,834,372	4,555,873	13,585,990
Class C	173,129	—	—	187,803
Institutional Class	15,333,202	1,041,072	1,381,688	4,372,950
Class R6	3,771,439	116,635	77,483	570,576
Net Asset Value and Redemption Price Per Share:*
Class A	$11.85	$27.14	$30.21	$28.99
Class C	$12.41	$—	$—	$19.42
Institutional Class	$12.03	$27.37	$30.07	$32.99
Class R6	$11.94	$27.35	$29.93	$32.93
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)(Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)
	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$12.54	$28.72	$31.97	$30.68
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$425,947	$59,069	$145,172	$460,478
(2) Foreign currency at cost	$—	$— (a)	$—	$—
(3) See Note 2C in Notes to Financial Statements.

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)(Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)

	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund	Silvant Mid-Cap Growth Fund	Small-Cap Fund
Assets
Investment in securities at value(1)(2)	$252,151	$1,938,914	$531,197	$131,879
Cash	9,475	9,289	2,082	3,175
Receivables
Investment securities sold	550	—	4,236	17,461
Fund shares sold	140	3,538	740	698
Dividends and interest	346	381	184	31
Tax reclaims	2	—	—	2
Prepaid Trustees’ retainer	5	34	8	2
Prepaid expenses	11	76	42	21
Other assets	1,632	360	100	20
Total assets	264,312	1,952,592	538,589	153,289
Liabilities
Payables
Fund shares repurchased	842	1,209	111	106
Investment securities purchased	3,693	—	4,222	17,798
Collateral on securities loaned	—	—	—	548
Investment advisory fees	133	733	191	60
Distribution and service fees	39	209	73	17
Administration and accounting fees	28	176	50	17
Transfer agent and sub-transfer agent fees and expenses	68	262	86	21
Professional fees	26	40	30	25
Trustee deferred compensation plan	1,632	360	100	20
Interest expense and/or commitment fees	1	8	2	— (a)
Other accrued expenses	12	50	16	7
Total liabilities	6,474	3,047	4,881	18,619
Commitments and contingencies (Note 4C, 4D)	—	—	—	—
Net Assets	$257,838	$1,949,545	$533,708	$134,670
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$190,667	$740,559	$339,769	$83,714
Accumulated earnings (loss)	67,171	1,208,986	193,939	50,956
Net Assets	$257,838	$1,949,545	$533,708	$134,670
Net Assets:
Class A	$192,963	$930,767	$347,975	$78,219
Class C	$—	$19,932	$5,016	$1,935
Institutional Class	$55,928	$599,464	$179,069	$42,742
Class R6	$8,947	$399,382	$1,648	$11,774
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	14,061,591	9,175,027	67,735,622	2,669,715
Class C	—	576,671	1,781,686	73,683
Institutional Class	3,085,375	6,747,887	25,531,328	1,403,064
Class R6	495,415	4,462,524	234,771	386,906
Net Asset Value and Redemption Price Per Share:*
Class A	$13.72	$101.45	$5.14	$29.30
Class C	$—	$34.56	$2.82	$26.27
Institutional Class	$18.13	$88.84	$7.01	$30.46
Class R6	$18.06	$89.50	$7.02	$30.43
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$14.52	$107.35	$5.44	$31.01
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$190,635	$900,520	$449,641	$94,286
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)(Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)
	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund	Silvant Mid-Cap Growth Fund	Small-Cap Fund
(2) Market value of securities on loan	$—	$—	$—	$540

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)(Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)

Zevenbergen Technology Fund
Assets
Investment in securities at value(1)	$1,975,752
Cash	5,334
Due from broker	13
Receivables
Investment securities sold	5,892
Fund shares sold	12,394
Dividends and interest	225
Tax reclaims	70
Prepaid Trustees’ retainer	32
Prepaid expenses	34
Other assets	536
Total assets	2,000,282
Liabilities
Payables
Fund shares repurchased	567
Investment advisory fees	1,444
Distribution and service fees	213
Administration and accounting fees	174
Transfer agent and sub-transfer agent fees and expenses	371
Professional fees	40
Trustee deferred compensation plan	536
Interest expense and/or commitment fees	14
Other accrued expenses	52
Total liabilities	3,411
Commitments and contingencies (Note 4C, 4D)	—
Net Assets	$1,996,871
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$418,408
Accumulated earnings (loss)	1,578,463
Net Assets	$1,996,871
Net Assets:
Class A	$947,214
Class C	$27,705
Institutional Class	$1,021,844
Class R6	$108
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	9,876,554
Class C	1,543,080
Institutional Class	7,283,896
Class R6	767
Net Asset Value and Redemption Price Per Share:*
Class A	$95.91
Class C	$17.95
Institutional Class	$140.29
Class R6	$140.31
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)(Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)
Zevenbergen Technology Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$101.49
Maximum Sales Charge - Class A	5.50%
(1) Investment in securities at cost	$589,436

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED June 30, 2026
($ reported in thousands)

	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund	NFJ Dividend Value Fund
Investment Income
Dividends	$5,758	$30,165	$1,012	$849	$11,329
Interest	—	114,150	—	—	—
European Union tax reclaims(1)	—	—	19	32	1,848
Foreign taxes withheld	(609)	—	(43)	—	(89)
Total investment income	5,149	144,315	988	881	13,088
Expenses
Investment advisory fees	1,654	30,837	351	778	2,247
Distribution and service fees, Class A	65	4,813	63	229	696
Distribution and service fees, Class C	2	6,727	2	7	28
Administration and accounting fees	217	4,705	64	121	518
Transfer agent fees and expenses	87	2,037	19	48	223
Sub-transfer agent fees and expenses, Class A	30	1,374	27	82	321
Sub-transfer agent fees and expenses, Class C	— (a)	514	— (a)	1	2
Sub-transfer agent fees and expenses, Institutional Class	98	1,607	14	3	142
European Union tax reclaim fees	—	—	— (a)	2	—
Custodian fees	24	17	2	— (a)	2
Printing fees and expenses	9	224	5	8	30
Professional fees	54	144	26	29	35
Interest expense and/or commitment fees	4	28	— (a)	— (a)	3
Registration fees	47	86	34	32	64
Trustees’ fees and expenses	12	303	3	7	32
Miscellaneous expenses	38	355	14	17	57
Total expenses	2,341	53,771	624	1,364	4,400
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(2)	(452)	—	(31)	(4)	(34)
Net expenses	1,889	53,771	593	1,360	4,366
Net investment income (loss)	3,260	90,544	395	(479)	8,722
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	31,424	249,270	855	6,564	68,011
Foreign currency transactions	(175)	—	(9)	— (a)	—
Foreign capital gains tax	106	—	—	—	—
Written options	—	420	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	53,096	414,761	(3,696)	2,552	54,666
Foreign currency translations	(9)	—	(3)	— (a)	—
Foreign capital gains tax	(369)	—	—	—	—
Written options	—	1,414	—	—	—
Net realized and unrealized gain (loss) on investments	84,073	665,865	(2,853)	9,116	122,677
Net increase (decrease) in net assets resulting from operations	$87,333	$756,409	$(2,458)	$8,637	$131,399

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
YEAR ENDED June 30, 2026
($ reported in thousands)

	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund
Investment Income
Dividends	$1,956	$4,775	$10,623	$5,220	$8,965
European Union tax reclaims(1)	375	—	—	—	—
Foreign taxes withheld	(182)	(7)	(53)	(1)	(22)
European Union tax reclaim IRS compliance fees(1)	(149)	—	—	—	—
Total investment income	2,000	4,768	10,570	5,219	8,943
Expenses
Investment advisory fees	471	1,126	3,067	1,515	8,127
Distribution and service fees, Class A	119	330	955	460	2,316
Distribution and service fees, Class C	4	7	58	2	233
Administration and accounting fees	103	272	575	274	1,807
Transfer agent fees and expenses	37	117	258	116	797
Sub-transfer agent fees and expenses, Class A	65	111	395	258	631
Sub-transfer agent fees and expenses, Class C	— (a)	— (a)	6	— (a)	18
Sub-transfer agent fees and expenses, Institutional Class	37	107	104	56	352
European Union tax reclaim fees	79	—	—	—	—
Custodian fees	9	8	11	2	6
Printing fees and expenses	5	15	32	14	79
Professional fees	35	31	37	30	66
Interest expense and/or commitment fees	1	2	3	1	12
Registration fees	39	40	65	70	100
Trustees’ fees and expenses	5	18	36	17	108
Miscellaneous expenses	22	32	70	31	117
Total expenses	1,031	2,216	5,672	2,846	14,769
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(2)	(33)	— (a)	(654)	(133)	(102)
Net expenses	998	2,216	5,018	2,713	14,667
Net investment income (loss)	1,002	2,552	5,552	2,506	(5,724)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	7,756	29,074	30,919	12,526	197,539
Foreign currency transactions	1	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	10,364	2,257	68,768	46,171	26,087
Foreign currency translations	(11)	—	—	— (a)	—
Net realized and unrealized gain (loss) on investments	18,110	31,331	99,687	58,697	223,626
Net increase (decrease) in net assets resulting from operations	$19,112	$33,883	$105,239	$61,203	$217,902

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
YEAR ENDED June 30, 2026
($ reported in thousands)

	Silvant Mid-Cap Growth Fund	Small-Cap Fund	Zevenbergen Technology Fund
Investment Income
Dividends	$2,363	$1,212	$5,682
Securities lending, net of fees	—	27	—
Foreign taxes withheld	(10)	(9)	(69)
Total investment income	2,353	1,230	5,613
Expenses
Investment advisory fees	2,017	647	15,020
Distribution and service fees, Class A	768	169	1,963
Distribution and service fees, Class C	47	23	254
Administration and accounting fees	448	131	1,671
Transfer agent fees and expenses	205	52	745
Sub-transfer agent fees and expenses, Class A	179	44	692
Sub-transfer agent fees and expenses, Class C	4	2	20
Sub-transfer agent fees and expenses, Institutional Class	108	29	717
Custodian fees	3	3	6
Printing fees and expenses	27	5	80
Professional fees	49	28	63
Interest expense and/or commitment fees	4	1	19
Registration fees	79	51	58
Trustees’ fees and expenses	26	6	101
Miscellaneous expenses	51	21	126
Total expenses	4,015	1,212	21,535
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(1)	(7)	(69)	—
Plus net expenses recaptured(1)	—	—	37
Net expenses	4,008	1,143	21,572
Net investment income (loss)	(1,655)	87	(15,959)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	135,618	16,162	256,149
Foreign currency transactions	— (a)	— (a)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(49,814)	18,931	405,387
Foreign currency translations	—	—	(3)
Net realized and unrealized gain (loss) on investments	85,804	35,093	661,533
Net increase (decrease) in net assets resulting from operations	$84,149	$35,180	$645,574

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	Emerging Markets Opportunities Fund		Income & Growth Fund		KAR Global Small-Cap Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$3,260	$6,455	$90,544	$98,321	$395	$327
Net realized gain (loss)	31,355	(7,549)	249,690	96,392	846	564
Net change in unrealized appreciation (depreciation)	52,718	10,082	416,175	282,794	(3,699)	4,143
Increase (decrease) in net assets resulting from operations	87,333	8,988	756,409	477,507	(2,458)	5,034
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(727)	(1,178)	(133,342)	(77,235)	(1,272)	(2,284)
Class C	(3)	(12)	(50,763)	(35,259)	(19)	(47)
Institutional Class	(2,860)	(4,705)	(143,439)	(80,112)	(584)	(1,029)
Class R6	(2,410)	(3,566)	—	—	—	—
Return of Capital:
Class A	—	—	(4,953)	(67,304)	—	—
Class C	—	—	(1,730)	(27,100)	—	—
Institutional Class	—	—	(5,521)	(73,970)	—	—
Total dividends and distributions to shareholders	(6,000)	(9,461)	(339,748)	(360,980)	(1,875)	(3,360)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(732)	2,190	(52,086)	(112,043)	(2,946)	(1,898)
Class C	(361)	(259)	(126,136)	(121,069)	(378)	3
Institutional Class	(8,791)	(10,637)	(26,730)	(146,792)	(2,694)	732
Class R6	(11,236)	9,038	—	—	—	—
Increase (decrease) in net assets from capital transactions	(21,120)	332	(204,952)	(379,904)	(6,018)	(1,163)
Net increase (decrease) in net assets	60,213	(141)	211,709	(263,377)	(10,351)	511
Net Assets
Beginning of period	172,266	172,407	4,681,372	4,944,749	45,451	44,940
End of Period	$232,479	$172,266	$4,893,081	$4,681,372	$35,100	$45,451
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)(Continued)
($ reported in thousands)

	KAR Health Sciences Fund		NFJ Dividend Value Fund		NFJ International Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(479)	$(541)	$8,722	$8,939	$1,002	$3,008
Net realized gain (loss)	6,564	(9,858)	68,011	31,955	7,757	2,285
Net change in unrealized appreciation (depreciation)	2,552	(8,785)	54,666	(9,435)	10,353	8,538
Increase (decrease) in net assets resulting from operations	8,637	(19,184)	131,399	31,459	19,112	13,831
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	—	(30,029)	(10,243)	(2,514)	(803)
Class C	—	—	(267)	(119)	(33)	(10)
Institutional Class	—	—	(19,120)	(7,262)	(1,636)	(545)
Class R6	—	—	(4,776)	(1,717)	(159)	(50)
Total dividends and distributions to shareholders	—	—	(54,192)	(19,341)	(4,342)	(1,408)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(18,363)	(18,638)	(23,481)	(56,038)	(1,534)	(4,640)
Class C	(1,464)	(564)	(2,046)	(1,823)	(807)	(209)
Institutional Class	(773)	(3,833)	(17,258)	(40,959)	(1,499)	(4,218)
Class R6	—	—	(5,646)	(10,107)	295	(171)
Increase (decrease) in net assets from capital transactions	(20,600)	(23,035)	(48,431)	(108,927)	(3,545)	(9,238)
Net increase (decrease) in net assets	(11,963)	(42,219)	28,776	(96,809)	11,225	3,185
Net Assets
Beginning of period	103,663	145,882	496,576	593,385	70,240	67,055
End of Period	$91,700	$103,663	$525,352	$496,576	$81,465	$70,240
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)(Continued)
($ reported in thousands)

	NFJ Large-Cap Value Fund		NFJ Mid-Cap Value Fund		NFJ Small-Cap Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$2,552	$4,105	$5,552	$9,792	$2,506	$2,095
Net realized gain (loss)	29,074	10,924	30,919	34,239	12,526	16,948
Net change in unrealized appreciation (depreciation)	2,257	4,634	68,768	658	46,171	(10,721)
Increase (decrease) in net assets resulting from operations	33,883	19,663	105,239	44,689	61,203	8,322
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(12,168)	(3,633)	(21,333)	(7,456)	(7,225)	(9,349)
Class C	(97)	(29)	(441)	(216)	(13)	(23)
Institutional Class	(13,947)	(3,952)	(7,708)	(3,662)	(1,877)	(2,624)
Class R6	(229)	(63)	(918)	(1,216)	(350)	(299)
Total dividends and distributions to shareholders	(26,441)	(7,677)	(30,400)	(12,550)	(9,465)	(12,295)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(7,890)	(19,253)	(41,923)	(58,477)	(25,755)	(28,736)
Class C	(1,455)	(319)	(4,793)	(5,590)	(415)	(169)
Institutional Class	(90,015)	1,011	(45,672)	(106,717)	(18,319)	(13,038)
Class R6	(126)	(6)	(6,653)	(48,875)	(3,271)	(13,996)
Increase (decrease) in net assets from capital transactions	(99,486)	(18,567)	(99,041)	(219,659)	(47,760)	(55,939)
Net increase (decrease) in net assets	(92,044)	(6,581)	(24,202)	(187,520)	3,978	(59,912)
Net Assets
Beginning of period	273,564	280,145	584,777	772,297	253,860	313,772
End of Period	$181,520	$273,564	$560,575	$584,777	$257,838	$253,860
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)(Continued)
($ reported in thousands)

	Silvant Focused Growth Fund		Silvant Mid-Cap Growth Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(5,724)	$(4,387)	$(1,655)	$(1,296)
Net realized gain (loss)	197,539	69,671	135,618	57,905
Net change in unrealized appreciation (depreciation)	26,087	170,866	(49,814)	30,496
Increase (decrease) in net assets resulting from operations	217,902	236,150	84,149	87,105
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(43,295)	(36,700)	(54,734)	—
Class C	(3,025)	(2,426)	(1,497)	—
Institutional Class	(23,816)	(17,134)	(14,254)	—
Class R6	(19,864)	(12,920)	(15)	—
Total dividends and distributions to shareholders	(90,000)	(69,180)	(70,500)	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(34,293)	(16,663)	53,383	(22,783)
Class C	(3,339)	423	2,072	(1,090)
Institutional Class	188,921	22,733	61,179	5,822
Class R6	43,719	62,309	1,349	100 *
Increase (decrease) in net assets from capital transactions	195,008	68,802	117,983	(17,951)
Net increase (decrease) in net assets	322,910	235,772	131,632	69,154
Net Assets
Beginning of period	1,626,635	1,390,863	402,076	332,922
End of Period	$1,949,545	$1,626,635	$533,708	$402,076

*	Inception date June 18, 2025.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)(Continued)
($ reported in thousands)

	Small-Cap Fund		Zevenbergen Technology Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$87	$265	$(15,959)	$(13,662)
Net realized gain (loss)	16,162	5,198	256,149	113,618
Net change in unrealized appreciation (depreciation)	18,931	3,691	405,384	165,078
Increase (decrease) in net assets resulting from operations	35,180	9,154	645,574	265,034
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,976)	(6,606)	(27,615)	—
Class C	(127)	(323)	(4,234)	—
Institutional Class	(1,324)	(2,362)	(21,151)	—
Class R6	(273)	(591)	—	—
Total dividends and distributions to shareholders	(4,700)	(9,882)	(53,000)	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,134)	(528)	(43,795)	(63,550)
Class C	(1,284)	(324)	(2,852)	(5,012)
Institutional Class	8,787	4,650	(82,711)	(203,199)
Class R6	3,993	91	100 *	—
Increase (decrease) in net assets from capital transactions	10,362	3,889	(129,258)	(271,761)
Net increase (decrease) in net assets	40,842	3,161	463,316	(6,727)
Net Assets
Beginning of period	93,828	90,667	1,533,555	1,540,282
End of Period	$134,670	$93,828	$1,996,871	$1,533,555

*	Inception date May 21, 2026.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Emerging Markets Opportunities Fund
Class A
7/1/25 to 6/30/26	$31.23	0.51	16.34	16.85	(1.07)	—	—	(1.07)	—	15.78	$47.01	55.29%	$32,378	1.29%	1.48%	1.37%	85%
7/1/24 to 6/30/25	31.28	1.06	0.55	1.61	(1.66)	—	—	(1.66)	—	(0.05)	31.23	5.67	22,055	1.29	1.50	3.60	146
7/1/23 to 6/30/24	27.62	0.86	3.68	4.54	(0.88)	—	—	(0.88)	—	3.66	31.28	16.87	19,899	1.29	1.50	3.01	99
7/1/22 to 6/30/23	27.39	0.79	0.27	1.06	(0.83)	—	—	(0.83)	—	0.23	27.62	4.18	19,339	1.31 (8)	1.54	3.01	109
7/1/21 to 6/30/22	37.61	0.75	(10.52)	(9.77)	(0.45)	—	—	(0.45)	—	(10.22)	27.39	(26.17)	20,341	1.29	1.45	2.28	112
Institutional Class
7/1/25 to 6/30/26	$31.34	0.64	16.40	17.04	(1.18)	—	—	(1.18)	—	15.86	$47.20	55.83%	$106,479	0.94%	1.21%	1.70%	85%
7/1/24 to 6/30/25	31.36	1.19	0.53	1.72	(1.74)	—	—	(1.74)	—	(0.02)	31.34	6.04	77,965	0.94	1.22	4.01	146
7/1/23 to 6/30/24	27.70	0.96	3.69	4.65	(0.99)	—	—	(0.99)	—	3.66	31.36	17.31	89,384	0.94	1.22	3.37	99
7/1/22 to 6/30/23	27.33	0.88	0.28	1.16	(0.79)	—	—	(0.79)	—	0.37	27.70	4.52	70,273	0.96 (8)	1.28	3.36	109
7/1/21 to 6/30/22	37.62	0.78	(10.43)	(9.65)	(0.64)	—	—	(0.64)	—	(10.29)	27.33	(25.92)	72,307	0.94	1.19	2.37	112
Class R6
7/1/25 to 6/30/26	$30.82	0.64	16.13	16.77	(1.19)	—	—	(1.19)	—	15.58	$46.40	55.91%	$93,622	0.89%	1.10%	1.74%	85%
7/1/24 to 6/30/25	30.90	1.19	0.51	1.70	(1.78)	—	—	(1.78)	—	(0.08)	30.82	6.10	71,943	0.89	1.11	4.08	146
7/1/23 to 6/30/24	27.34	1.06	3.53	4.59	(1.03)	—	—	(1.03)	—	3.56	30.90	17.33	62,554	0.89	1.12	3.75	99
7/1/22 to 6/30/23	27.15	0.90	0.25	1.15	(0.96)	—	—	(0.96)	—	0.19	27.34	4.58	32,320	0.91 (8)	1.16	3.44	109
7/1/21 to 6/30/22	37.40	0.86	(10.43)	(9.57)	(0.68)	—	—	(0.68)	—	(10.25)	27.15	(25.89)	29,700	0.89	1.08	2.64	112

Income & Growth Fund
Class A
7/1/25 to 6/30/26	$11.29	0.22	1.65	1.87	(0.25)	(0.03)	(0.56)	(0.84)	—	1.03	$12.32	17.26%	$2,006,832	1.14% (9)	1.14%	1.90%	99%
7/1/24 to 6/30/25	11.02	0.23	0.88	1.11	(0.27)	(0.39)	(0.18)	(0.84)	—	0.27	11.29	10.50	1,889,626	1.14 (9)	1.14	2.07	76
7/1/23 to 6/30/24	10.59	0.22	1.05	1.27	(0.26)	(0.29)	(0.29)	(0.84)	— (10)	0.43	11.02	12.58 (11)	1,955,447	1.14 (9)	1.14	2.10	61
7/1/22 to 6/30/23	10.20	0.21	1.02	1.23	(0.24)	(0.34)	(0.26)	(0.84)	—	0.39	10.59	12.65	1,955,600	1.14 (9)	1.14	2.00	42
7/1/21 to 6/30/22	13.26	0.16	(2.38)	(2.22)	(0.19)	—	(0.65)	(0.84)	—	(3.06)	10.20	(17.65)	1,963,340	1.14 (9)	1.14	1.28	70
Class C
7/1/25 to 6/30/26	$9.70	0.11	1.42	1.53	(0.20)	(0.03)	(0.56)	(0.79)	—	0.74	$10.44	16.42%	$636,479	1.89% (9)	1.89%	1.15%	99%
7/1/24 to 6/30/25	9.59	0.13	0.76	0.89	(0.21)	(0.34)	(0.23)	(0.78)	—	0.11	9.70	9.72	714,081	1.90 (9)	1.90	1.31	76
7/1/23 to 6/30/24	9.34	0.13	0.90	1.03	(0.20)	(0.25)	(0.33)	(0.78)	— (10)	0.25	9.59	11.63 (11)	827,369	1.90 (9)	1.90	1.34	61
7/1/22 to 6/30/23	9.10	0.11	0.92	1.03	(0.19)	(0.30)	(0.30)	(0.79)	—	0.24	9.34	11.83	954,260	1.89 (9)	1.89	1.25	42
7/1/21 to 6/30/22	11.94	0.06	(2.14)	(2.08)	(0.11)	—	(0.65)	(0.76)	—	(2.84)	9.10	(18.31)	1,096,937	1.90 (9)	1.90	0.51	70
Institutional Class
7/1/25 to 6/30/26	$11.97	0.27	1.75	2.02	(0.29)	(0.03)	(0.55)	(0.87)	—	1.15	$13.12	17.51%	$2,249,770	0.89% (9)	0.89%	2.15%	99%
7/1/24 to 6/30/25	11.63	0.27	0.93	1.20	(0.29)	(0.41)	(0.16)	(0.86)	—	0.34	11.97	10.76	2,077,665	0.90	0.90	2.31	76
7/1/23 to 6/30/24	11.13	0.26	1.10	1.36	(0.28)	(0.30)	(0.28)	(0.86)	— (10)	0.50	11.63	12.82 (11)	2,161,933	0.91 (12)	0.91	2.34	61
7/1/22 to 6/30/23	10.67	0.24	1.08	1.32	(0.26)	(0.36)	(0.24)	(0.86)	—	0.46	11.13	12.96	1,118,148	0.90 (9)	0.90	2.24	42
7/1/21 to 6/30/22	13.83	0.20	(2.50)	(2.30)	(0.21)	—	(0.65)	(0.86)	—	(3.16)	10.67	(17.48)	1,236,562	0.92 (9)	0.92	1.51	70
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

KAR Global Small-Cap Fund
Class A
7/1/25 to 6/30/26	$35.21	0.29	(2.20)	(1.91)	(0.88)	—	(0.77)	(1.65)	—	(3.56)	$31.65	(5.22) %	$23,338	1.64% (13)	1.68%	0.90%	41%
7/1/24 to 6/30/25	34.14	0.21	3.63	3.84	(0.40)	—	(2.37)	(2.77)	—	1.07	35.21	11.86	29,147	1.63 (13)	1.66	0.60	25
7/1/23 to 6/30/24	31.42	0.25	2.74	2.99	(0.27)	—	—	(0.27)	—	2.72	34.14	9.54	30,019	1.64 (14)(15)	1.61	0.74	16 (16)
7/1/22 to 6/30/23	28.33	0.21	3.70	3.91	—	—	(0.87)	(0.87)	0.05	3.09	31.42	14.31 (17)	32,690	1.63	1.66	0.73	129
7/1/21 to 6/30/22	52.31	(0.02)	(10.43)	(10.45)	—	—	(13.53)	(13.53)	—	(23.98)	28.33	(26.07)	32,248	1.56 (9)(14)	1.55	(0.04)	90
Institutional Class
7/1/25 to 6/30/26	$41.75	0.48	(2.59)	(2.11)	(0.90)	—	(0.77)	(1.67)	—	(3.78)	$37.97	(4.87) %	$11,762	1.29% (13)	1.42%	1.24%	41%
7/1/24 to 6/30/25	39.87	0.39	4.28	4.67	(0.42)	—	(2.37)	(2.79)	—	1.88	41.75	12.24	15,884	1.28 (13)	1.38	0.94	25
7/1/23 to 6/30/24	36.59	0.40	3.22	3.62	(0.34)	—	—	(0.34)	—	3.28	39.87	9.90	14,500	1.29 (15)	1.36	1.04	16 (16)
7/1/22 to 6/30/23	32.74	0.35	4.31	4.66	—	—	(0.87)	(0.87)	0.06	3.85	36.59	14.71 (17)	21,751	1.28	1.40	1.04	129
7/1/21 to 6/30/22	58.13	0.11	(11.97)	(11.86)	—	—	(13.53)	(13.53)	—	(25.39)	32.74	(25.86)	25,453	1.28	1.29	0.23	90

KAR Health Sciences Fund
Class A
7/1/25 to 6/30/26	$26.31	(0.14)	2.59	2.45	—	—	—	—	—	2.45	$28.76	9.31%	$86,754	1.41% (9)	1.41%	(0.51) %	13%
7/1/24 to 6/30/25	30.73	(0.13)	(4.29)	(4.42)	—	—	—	—	—	(4.42)	26.31	(14.38)	97,089	1.40 (9)	1.40	(0.45)	8
7/1/23 to 6/30/24	28.03	(0.11)	2.81	2.70	—	—	—	—	—	2.70	30.73	9.63	133,428	1.38 (9)	1.38	(0.38)	6 (16)
7/1/22 to 6/30/23	29.94	(0.11)	0.83	0.72	—	—	(2.63)	(2.63)	— (10)	(1.91)	28.03	2.45 (11)	138,726	1.39 (9)	1.39	(0.40)	75
7/1/21 to 6/30/22	38.11	(0.03)	(0.65)	(0.68)	—	—	(7.49)	(7.49)	—	(8.17)	29.94	(3.75)	149,236	1.37 (9)	1.37	(0.08)	114
Institutional Class
7/1/25 to 6/30/26	$27.34	(0.04)	2.69	2.65	—	—	—	—	—	2.65	$29.99	9.69%	$4,946	1.05%	1.13%	(0.15) %	13%
7/1/24 to 6/30/25	31.81	(0.03)	(4.44)	(4.47)	—	—	—	—	—	(4.47)	27.34	(14.05)	5,250	1.05	1.15	(0.10)	8
7/1/23 to 6/30/24	28.95	(0.03)	2.89	2.86	—	—	—	—	—	2.86	31.81	9.88	10,274	1.11 (12)	1.12	(0.10)	6 (16)
7/1/22 to 6/30/23	30.75	(0.04)	0.87	0.83	—	—	(2.63)	(2.63)	— (10)	(1.80)	28.95	2.75 (11)	10,595	1.12	1.14	(0.14)	75
7/1/21 to 6/30/22	38.87	0.04	(0.67)	(0.63)	—	—	(7.49)	(7.49)	—	(8.12)	30.75	(3.53)	23,444	1.12	1.14	0.11	114

NFJ Dividend Value Fund
Class A
7/1/25 to 6/30/26	$10.24	0.17	2.65	2.82	(0.19)	—	(1.02)	(1.21)	—	1.61	$11.85	29.75%	$293,667	1.01% (9)	1.01%	1.61%	106%
7/1/24 to 6/30/25	10.09	0.15	0.36	0.51	(0.17)	—	(0.19)	(0.36)	—	0.15	10.24	5.01	274,291	1.03 (9)	1.03	1.44	36
7/1/23 to 6/30/24	10.34	0.35	0.81	1.16	(0.36)	—	(1.05)	(1.41)	—	(0.25)	10.09	11.34	323,658	1.02 (9)	1.02	3.42	53
7/1/22 to 6/30/23	11.44	0.18	0.56	0.74	(0.19)	—	(1.65)	(1.84)	—	(1.10)	10.34	7.62	333,660	1.04 (9)	1.04	1.64	72
7/1/21 to 6/30/22	12.73	0.18	(0.61)	(0.43)	(0.18)	—	(0.68)	(0.86)	—	(1.29)	11.44	(4.16)	365,634	1.01 (9)	1.01	1.40	65
Class C
7/1/25 to 6/30/26	$10.66	0.11	2.75	2.86	(0.09)	—	(1.02)	(1.11)	—	1.75	$12.41	28.77%	$2,148	1.74% (9)	1.74%	1.01%	106%
7/1/24 to 6/30/25	10.49	0.08	0.36	0.44	(0.08)	—	(0.19)	(0.27)	—	0.17	10.66	4.19	3,804	1.73 (9)	1.73	0.73	36
7/1/23 to 6/30/24	10.68	0.30	0.83	1.13	(0.27)	—	(1.05)	(1.32)	—	(0.19)	10.49	10.66	5,531	1.72 (9)	1.72	2.83	53
7/1/22 to 6/30/23	11.74	0.10	0.59	0.69	(0.10)	—	(1.65)	(1.75)	—	(1.06)	10.68	6.86	8,040	1.75 (9)	1.75	0.94	72
7/1/21 to 6/30/22	13.04	0.09	(0.64)	(0.55)	(0.07)	—	(0.68)	(0.75)	—	(1.30)	11.74	(4.91)	12,496	1.72 (9)	1.72	0.68	65
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
NFJ Dividend Value Fund (Continued)
Institutional Class
7/1/25 to 6/30/26	$10.38	0.21	2.68	2.89	(0.22)	—	(1.02)	(1.24)	—	1.65	$12.03	30.11%	$184,524	0.70%	0.72%	1.92%	106%
7/1/24 to 6/30/25	10.23	0.19	0.35	0.54	(0.20)	—	(0.19)	(0.39)	—	0.15	10.38	5.28	174,681	0.70	0.74	1.77	36
7/1/23 to 6/30/24	10.46	0.38	0.84	1.22	(0.40)	—	(1.05)	(1.45)	—	(0.23)	10.23	11.81	211,683	0.70	0.71	3.71	53
7/1/22 to 6/30/23	11.55	0.22	0.56	0.78	(0.22)	—	(1.65)	(1.87)	—	(1.09)	10.46	8.01	75,806	0.70	0.74	1.98	72
7/1/21 to 6/30/22	12.85	0.22	(0.63)	(0.41)	(0.21)	—	(0.68)	(0.89)	—	(1.30)	11.55	(3.95)	91,990	0.70	0.75	1.71	65
Class R6
7/1/25 to 6/30/26	$10.30	0.21	2.68	2.89	(0.23)	—	(1.02)	(1.25)	—	1.64	$11.94	30.33%	$45,013	0.65%	0.64%	1.96%	106%
7/1/24 to 6/30/25	10.16	0.19	0.35	0.54	(0.21)	—	(0.19)	(0.40)	—	0.14	10.30	5.26	43,800	0.65	0.65	1.82	36
7/1/23 to 6/30/24	10.39	0.39	0.82	1.21	(0.39)	—	(1.05)	(1.44)	—	(0.23)	10.16	11.85	52,513	0.65 (14)	0.64	3.81	53
7/1/22 to 6/30/23	11.49	0.22	0.56	0.78	(0.23)	—	(1.65)	(1.88)	—	(1.10)	10.39	8.05	68,554	0.65	0.67	2.04	72
7/1/21 to 6/30/22	12.79	0.23	(0.63)	(0.40)	(0.22)	—	(0.68)	(0.90)	—	(1.30)	11.49	(3.85)	72,399	0.63 (9)	0.63	1.78	65

NFJ International Value Fund
Class A
7/1/25 to 6/30/26	$22.46	0.29 (18)	5.74	6.03	(1.35)	—	—	(1.35)	—	4.68	$27.14	27.60% (19)	$49,777	1.40% (20)	1.41%	1.15%	93%
7/1/24 to 6/30/25	18.65	0.87 (18)	3.34	4.21	(0.40)	—	—	(0.40)	—	3.81	22.46	23.00 (19)	42,476	1.42 (20)	1.49	4.43	56
7/1/23 to 6/30/24	19.18	0.25	(0.44)	(0.19)	(0.34)	—	—	(0.34)	—	(0.53)	18.65	(0.97)	39,673	1.30	1.36	1.37	135
7/1/22 to 6/30/23	17.83	0.33	1.36	1.69	(0.34)	—	—	(0.34)	—	1.35	19.18	9.68	48,363	1.30	1.38	1.83	104
7/1/21 to 6/30/22	22.93	0.40	(5.10)	(4.70)	(0.40)	—	—	(0.40)	—	(5.10)	17.83	(20.78)	50,307	1.30	1.33	1.90	66
Institutional Class
7/1/25 to 6/30/26	$22.65	0.38 (18)	5.78	6.16	(1.44)	—	—	(1.44)	—	4.72	$27.37	27.99% (19)	$28,497	1.05% (20)	1.15%	1.49%	93%
7/1/24 to 6/30/25	18.79	0.92 (18)	3.40	4.32	(0.46)	—	—	(0.46)	—	3.86	22.65	23.46 (19)	24,713	1.06 (20)	1.24	4.64	56
7/1/23 to 6/30/24	19.33	0.40	(0.53)	(0.13)	(0.41)	—	—	(0.41)	—	(0.54)	18.79	(0.62)	24,493	0.95	1.01	2.14	135
7/1/22 to 6/30/23	17.96	0.40	1.36	1.76	(0.39)	—	—	(0.39)	—	1.37	19.33	10.06	28,557	0.95	1.02	2.19	104
7/1/21 to 6/30/22	23.11	0.48	(5.14)	(4.66)	(0.49)	—	—	(0.49)	—	(5.15)	17.96	(20.52)	38,243	0.95	0.98	2.25	66
Class R6
7/1/25 to 6/30/26	$22.63	0.40 (18)	5.77	6.17	(1.45)	—	—	(1.45)	—	4.72	$27.35	28.08% (19)	$3,191	1.01% (20)	1.03%	1.55%	93%
7/1/24 to 6/30/25	18.78	0.98 (18)	3.35	4.33	(0.48)	—	—	(0.48)	—	3.85	22.63	23.51 (19)	2,367	1.02 (20)	1.09	4.95	56
7/1/23 to 6/30/24	19.31	0.32	(0.44)	(0.12)	(0.41)	—	—	(0.41)	—	(0.53)	18.78	(0.58)	2,122	0.91 (21)	0.96	1.72	135
7/1/22 to 6/30/23	17.95	0.40	1.36	1.76	(0.40)	—	—	(0.40)	—	1.36	19.31	10.08	2,756	0.90	0.98	2.21	104
7/1/21 to 6/30/22	23.08	0.51	(5.15)	(4.64)	(0.49)	—	—	(0.49)	—	(5.13)	17.95	(20.42)	3,477	0.90	0.93	2.40	66

NFJ Large-Cap Value Fund
Class A
7/1/25 to 6/30/26	$27.90	0.25	4.78	5.03	(0.34)	—	(2.38)	(2.72)	—	2.31	$30.21	19.41%	$137,649	1.00% (9)	1.00%	0.90%	119%
7/1/24 to 6/30/25	26.70	0.36	1.55	1.91	(0.38)	—	(0.33)	(0.71)	—	1.20	27.90	7.20	134,234	1.01 (9)	1.01	1.31	41
7/1/23 to 6/30/24	26.18	0.39	2.00	2.39	(0.40)	—	(1.47)	(1.87)	—	0.52	26.70	9.26	146,942	1.00 (9)	1.00	1.49	56
7/1/22 to 6/30/23	29.16	0.35	1.60	1.95	(0.34)	—	(4.59)	(4.93)	—	(2.98)	26.18	8.27	151,469	1.01 (9)	1.01	1.29	67
7/1/21 to 6/30/22	33.12	0.24	(2.09)	(1.85)	(0.20)	—	(1.91)	(2.11)	—	(3.96)	29.16	(6.36)	159,063	1.00 (9)	1.00	0.71	45
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
NFJ Large-Cap Value Fund (Continued)
Institutional Class
7/1/25 to 6/30/26	$27.69	0.32	4.75	5.07	(0.31)	—	(2.38)	(2.69)	—	2.38	$30.07	19.70%	$41,552	0.75%	0.75%	1.16%	119%
7/1/24 to 6/30/25	26.51	0.44	1.52	1.96	(0.45)	—	(0.33)	(0.78)	—	1.18	27.69	7.48	135,615	0.75	0.75	1.57	41
7/1/23 to 6/30/24	26.01	0.47	1.97	2.44	(0.47)	—	(1.47)	(1.94)	—	0.50	26.51	9.54	129,333	0.75	0.75	1.78	56
7/1/22 to 6/30/23	29.01	0.41	1.58	1.99	(0.40)	—	(4.59)	(4.99)	—	(3.00)	26.01	8.50	110,871	0.77	0.77	1.52	67
7/1/21 to 6/30/22	32.96	0.32	(2.07)	(1.75)	(0.29)	—	(1.91)	(2.20)	—	(3.95)	29.01	(6.09)	113,368	0.74	0.74	0.98	45
Class R6
7/1/25 to 6/30/26	$27.67	0.35	4.73	5.08	(0.44)	—	(2.38)	(2.82)	—	2.26	$29.93	19.82%	$2,319	0.65%	0.66%	1.25%	119%
7/1/24 to 6/30/25	26.49	0.46	1.53	1.99	(0.48)	—	(0.33)	(0.81)	—	1.18	27.67	7.59	2,253	0.65	0.66	1.67	41
7/1/23 to 6/30/24	25.99	0.48	1.99	2.47	(0.50)	—	(1.47)	(1.97)	—	0.50	26.49	9.65	2,160	0.65	0.66	1.84	56
7/1/22 to 6/30/23	28.99	0.64	1.41	2.05	(0.46)	—	(4.59)	(5.05)	—	(3.00)	25.99	8.75	2,172	0.57 (9)	0.57	2.42	67
10/29/21(22) to 6/30/22	35.37	0.25	(4.47)	(4.22)	(0.25)	—	(1.91)	(2.16)	—	(6.38)	28.99	(12.65)	82	0.65	0.78	1.15	45 (23)

NFJ Mid-Cap Value Fund
Class A
7/1/25 to 6/30/26	$25.47	0.24	4.81	5.05	(0.38)	—	(1.15)	(1.53)	—	3.52	$28.99	20.68%	$393,893	1.00%	1.10%	0.90%	103%
7/1/24 to 6/30/25	24.57	0.34	1.02	1.36	(0.46)	—	—	(0.46)	—	0.90	25.47	5.55	385,262	1.00	1.12	1.30	57
7/1/23 to 6/30/24	25.29	0.40	0.71	1.11	(0.43)	—	(1.40)	(1.83)	—	(0.72)	24.57	4.43	427,421	1.00	1.12	1.61	76
7/1/22 to 6/30/23	29.43	0.30	2.33	2.63	(0.39)	—	(6.38)	(6.77)	—	(4.14)	25.29	11.10	476,789	1.00	1.12	1.11	105
7/1/21 to 6/30/22	35.54	0.24	(2.18)	(1.94)	(0.25)	—	(3.92)	(4.17)	—	(6.11)	29.43	(6.83)	495,612	1.00	1.10	0.70	76
Class C
7/1/25 to 6/30/26	$17.51	0.03	3.25	3.28	(0.22)	—	(1.15)	(1.37)	—	1.91	$19.42	19.80%	$3,647	1.75%	1.86%	0.16%	103%
7/1/24 to 6/30/25	17.05	0.09	0.72	0.81	(0.35)	—	—	(0.35)	—	0.46	17.51	4.75	7,931	1.75	1.86	0.52	57
7/1/23 to 6/30/24	18.10	0.14	0.52	0.66	(0.31)	—	(1.40)	(1.71)	—	(1.05)	17.05	3.68	13,089	1.75	1.84	0.82	76
7/1/22 to 6/30/23	22.96	0.06	1.70	1.76	(0.24)	—	(6.38)	(6.62)	—	(4.86)	18.10	10.23	19,749	1.75	1.83	0.31	105
7/1/21 to 6/30/22	28.63	(0.01)	(1.65)	(1.66)	(0.09)	—	(3.92)	(4.01)	—	(5.67)	22.96	(7.48)	28,379	1.75	1.82	(0.05)	76
Institutional Class
7/1/25 to 6/30/26	$28.73	0.37	5.47	5.84	(0.43)	—	(1.15)	(1.58)	—	4.26	$32.99	21.14%	$144,246	0.65%	0.81%	1.21%	103%
7/1/24 to 6/30/25	27.62	0.47	1.16	1.63	(0.52)	—	—	(0.52)	—	1.11	28.73	5.90	169,032	0.65	0.84	1.63	57
7/1/23 to 6/30/24	28.16	0.55	0.79	1.34	(0.48)	—	(1.40)	(1.88)	—	(0.54)	27.62	4.82	263,199	0.65	0.83	2.00	76
7/1/22 to 6/30/23	31.99	0.43	2.59	3.02	(0.47)	—	(6.38)	(6.85)	—	(3.83)	28.16	11.48	282,625	0.65	0.82	1.43	105
7/1/21 to 6/30/22	38.28	0.39	(2.38)	(1.99)	(0.38)	—	(3.92)	(4.30)	—	(6.29)	31.99	(6.49)	381,239	0.65	0.81	1.06	76
Class R6
7/1/25 to 6/30/26	$28.63	0.38	5.45	5.83	(0.38)	—	(1.15)	(1.53)	—	4.30	$32.93	21.15%	$18,789	0.60%	0.74%	1.47%	103%
7/1/24 to 6/30/25	27.53	0.47	1.17	1.64	(0.54)	—	—	(0.54)	—	1.10	28.63	5.99	22,552	0.60	0.76	1.61	57
7/1/23 to 6/30/24	28.10	0.55	0.79	1.34	(0.51)	—	(1.40)	(1.91)	—	(0.57)	27.53	4.85	68,588	0.60	0.75	2.00	76
7/1/22 to 6/30/23	31.97	0.44	2.59	3.03	(0.52)	—	(6.38)	(6.90)	—	(3.87)	28.10	11.55	78,020	0.60	0.74	1.50	105
7/1/21 to 6/30/22	38.24	0.41	(2.38)	(1.97)	(0.38)	—	(3.92)	(4.30)	—	(6.27)	31.97	(6.45)	87,682	0.60	0.72	1.12	76
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

NFJ Small-Cap Value Fund
Class A
7/1/25 to 6/30/26	$11.23	0.11	2.87	2.98	(0.10)	—	(0.39)	(0.49)	—	2.49	$13.72	27.30%	$192,963	1.17%	1.21%	0.89%	87%
7/1/24 to 6/30/25	11.57	0.07	0.14	0.21	(0.16)	—	(0.39)	(0.55)	—	(0.34)	11.23	1.51	181,305	1.17	1.24	0.61	48
7/1/23 to 6/30/24	11.86	0.14	0.94	1.08	(0.28)	—	(1.09)	(1.37)	—	(0.29)	11.57	9.05	214,429	1.17	1.23	1.21	60
7/1/22 to 6/30/23	12.80	0.13	1.03	1.16	(0.14)	—	(1.96)	(2.10)	—	(0.94)	11.86	10.64	225,530	1.17	1.23	1.10	79
7/1/21 to 6/30/22	15.67	0.10	(1.66)	(1.56)	(0.17)	—	(1.14)	(1.31)	—	(2.87)	12.80	(11.08)	236,990	1.17	1.21	0.68	52
Institutional Class
7/1/25 to 6/30/26	$14.64	0.20	3.79	3.99	(0.11)	—	(0.39)	(0.50)	—	3.49	$18.13	27.86%	$55,928	0.82%	0.91%	1.25%	87%
7/1/24 to 6/30/25	14.91	0.15	0.16	0.31	(0.19)	—	(0.39)	(0.58)	—	(0.27)	14.64	1.84	62,087	0.82	0.91	0.96	48
7/1/23 to 6/30/24	14.88	0.25	1.17	1.42	(0.30)	—	(1.09)	(1.39)	—	0.03	14.91	9.50	75,764	0.82	0.90	1.68	60
7/1/22 to 6/30/23	15.51	0.22	1.27	1.49	(0.16)	—	(1.96)	(2.12)	—	(0.63)	14.88	10.93	52,013	0.82	0.92	1.44	79
7/1/21 to 6/30/22	18.66	0.19	(2.01)	(1.82)	(0.19)	—	(1.14)	(1.33)	—	(3.15)	15.51	(10.72)	58,704	0.82	0.88	1.03	52
Class R6
7/1/25 to 6/30/26	$14.60	0.21	3.77	3.98	(0.13)	—	(0.39)	(0.52)	—	3.46	$18.06	27.89%	$8,947	0.77%	0.82%	1.34%	87%
7/1/24 to 6/30/25	14.72	0.15	0.15	0.30	(0.03)	—	(0.39)	(0.42)	—	(0.12)	14.60	1.89	10,086	0.77	0.82	0.99	48
7/1/23 to 6/30/24	14.71	0.24	1.16	1.40	(0.30)	—	(1.09)	(1.39)	—	0.01	14.72	9.51	23,015	0.77	0.82	1.64	60
7/1/22 to 6/30/23	15.35	0.22	1.26	1.48	(0.16)	—	(1.96)	(2.12)	—	(0.64)	14.71	10.98	46,194	0.77	0.83	1.48	79
7/1/21 to 6/30/22	18.49	0.19	(1.97)	(1.78)	(0.22)	—	(1.14)	(1.36)	—	(3.14)	15.35	(10.63)	62,552	0.77	0.79	1.07	52

Silvant Focused Growth Fund
Class A
7/1/25 to 6/30/26	$94.47	(0.44)	12.12	11.68	—	—	(4.70)	(4.70)	—	6.98	$101.45	12.54%	$930,767	0.94% (9)	0.94%	(0.45) %	24%
7/1/24 to 6/30/25	84.03	(0.36)	14.70	14.34	—	—	(3.90)	(3.90)	—	10.44	94.47	17.50	898,974	0.96 (9)	0.96	(0.42)	20
7/1/23 to 6/30/24	61.16	(0.28)	24.76	24.48	—	—	(1.61)	(1.61)	—	22.87	84.03	40.79	817,446	0.95 (9)	0.95	(0.41)	10
7/1/22 to 6/30/23	49.11	(0.19)	15.07	14.88	—	—	(2.83)	(2.83)	— (10)	12.05	61.16	32.32 (11)	625,184	0.96 (9)	0.96	(0.37)	65
7/1/21 to 6/30/22	79.25	(0.32)	(16.15)	(16.47)	—	—	(13.67)	(13.67)	—	(30.14)	49.11	(25.81)	537,276	0.94 (9)	0.94	(0.45)	22
Class C
7/1/25 to 6/30/26	$35.29	(0.43)	4.40	3.97	—	—	(4.70)	(4.70)	—	(0.73)	$34.56	11.66%	$19,932	1.71% (9)	1.71%	(1.22) %	24%
7/1/24 to 6/30/25	33.90	(0.39)	5.68	5.29	—	—	(3.90)	(3.90)	—	1.39	35.29	16.63	23,876	1.72 (9)	1.72	(1.18)	20
7/1/23 to 6/30/24	25.75	(0.33)	10.09	9.76	—	—	(1.61)	(1.61)	—	8.15	33.90	39.69	22,448	1.72 (9)	1.72	(1.18)	10
7/1/22 to 6/30/23	22.51	(0.25)	6.32	6.07	—	—	(2.83)	(2.83)	— (10)	3.24	25.75	31.31 (11)	22,534	1.72 (9)	1.72	(1.13)	65
7/1/21 to 6/30/22	43.67	(0.43)	(7.06)	(7.49)	—	—	(13.67)	(13.67)	—	(21.16)	22.51	(26.37)	24,361	1.70 (9)	1.70	(1.22)	22
Institutional Class
7/1/25 to 6/30/26	$83.05	(0.15)	10.64	10.49	—	—	(4.70)	(4.70)	—	5.79	$88.84	12.84%	$599,464	0.67%	0.69%	(0.17) %	24%
7/1/24 to 6/30/25	74.10	(0.10)	12.95	12.85	—	—	(3.90)	(3.90)	—	8.95	83.05	17.84	372,456	0.67	0.71	(0.13)	20
7/1/23 to 6/30/24	53.96	(0.08)	21.83	21.75	—	—	(1.61)	(1.61)	—	20.14	74.10	41.18	315,069	0.67	0.72	(0.13)	10
7/1/22 to 6/30/23	43.55	(0.04)	13.28	13.24	—	—	(2.83)	(2.83)	— (10)	10.41	53.96	32.70 (11)	151,338	0.67	0.70	(0.08)	65
7/1/21 to 6/30/22	71.58	(0.12)	(14.24)	(14.36)	—	—	(13.67)	(13.67)	—	(28.03)	43.55	(25.61)	127,274	0.67	0.70	(0.19)	22
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Silvant Focused Growth Fund (Continued)
Class R6
7/1/25 to 6/30/26	$83.60	(0.11)	10.71	10.60	—	—	(4.70)	(4.70)	—	5.90	$89.50	12.89%	$399,382	0.62%	0.62%	(0.13) %	24%
7/1/24 to 6/30/25	74.52	(0.07)	13.05	12.98	—	—	(3.90)	(3.90)	—	9.08	83.60	17.92	331,329	0.62	0.63	(0.09)	20
7/1/23 to 6/30/24	54.24	(0.05)	21.94	21.89	—	—	(1.61)	(1.61)	—	20.28	74.52	41.23	235,900	0.62	0.63	(0.08)	10
7/1/22 to 6/30/23	43.74	(0.02)	13.35	13.33	—	—	(2.83)	(2.83)	— (10)	10.50	54.24	32.76 (11)	165,550	0.62	0.63	(0.04)	65
7/1/21 to 6/30/22	71.80	(0.08)	(14.31)	(14.39)	—	—	(13.67)	(13.67)	—	(28.06)	43.74	(25.57)	170,153	0.62	0.63	(0.14)	22

Silvant Mid-Cap Growth Fund
Class A
7/1/25 to 6/30/26	$5.26	(0.02)	0.89	0.87	—	—	(0.99)	(0.99)	—	(0.12)	$5.14	19.49%	$347,975	0.99% (9)	0.99%	(0.44) %	88%
7/1/24 to 6/30/25	4.13	(0.02)	1.15	1.13	—	—	—	—	—	1.13	5.26	27.36	292,417	0.99 (9)	0.99	(0.42)	43
7/1/23 to 6/30/24	3.55	(0.01)	0.59	0.58	—	—	—	—	—	0.58	4.13	16.34	251,100	1.00 (9)	1.00	(0.29)	23
7/1/22 to 6/30/23	2.89	(0.01)	0.67	0.66	—	—	—	—	—	0.66	3.55	22.84	242,677	1.00 (9)	1.01	(0.32)	34
7/1/21 to 6/30/22	5.94	(0.02)	(1.44)	(1.46)	—	—	(1.59)	(1.59)	—	(3.05)	2.89	(33.42)	223,611	0.98 (9)	0.98	(0.49)	65
Class C
7/1/25 to 6/30/26	$3.33	(0.04)	0.52	0.48	—	—	(0.99)	(0.99)	—	(0.51)	$2.82	18.94%	$5,016	1.79% (9)	1.79%	(1.23) %	88%
7/1/24 to 6/30/25	2.64	(0.03)	0.72	0.69	—	—	—	—	—	0.69	3.33	26.14	3,675	1.78 (9)	1.78	(1.21)	43
7/1/23 to 6/30/24	2.28	(0.03)	0.39	0.36	—	—	—	—	—	0.36	2.64	15.79	3,962	1.78 (9)	1.78	(1.08)	23
7/1/22 to 6/30/23	1.88	(0.02)	0.42	0.40	—	—	—	—	—	0.40	2.28	21.28	5,204	1.78 (9)	1.78	(1.09)	34
7/1/21 to 6/30/22	4.45	(0.04)	(0.94)	(0.98)	—	—	(1.59)	(1.59)	—	(2.57)	1.88	(33.91)	6,350	1.74 (9)	1.74	(1.26)	65
Institutional Class
7/1/25 to 6/30/26	$6.81	(0.01)	1.20	1.19	—	—	(0.99)	(0.99)	—	0.20	$7.01	19.76%	$179,069	0.76%	0.77%	(0.21) %	88%
7/1/24 to 6/30/25	5.34	(0.01)	1.48	1.47	—	—	—	—	—	1.47	6.81	27.53	105,880	0.76	0.76	(0.18)	43
7/1/23 to 6/30/24	4.57	— (10)	0.77	0.77	—	—	—	—	—	0.77	5.34	16.85	77,860	0.77 (12)	0.77	(0.04)	23
7/1/22 to 6/30/23	3.72	— (10)	0.85	0.85	—	—	—	—	—	0.85	4.57	22.85	50,028	0.77 (9)	0.77	(0.09)	34
7/1/21 to 6/30/22	7.18	(0.01)	(1.86)	(1.87)	—	—	(1.59)	(1.59)	—	(3.46)	3.72	(33.33)	47,978	0.76 (9)	0.76	(0.25)	65
Class R6
7/1/25 to 6/30/26	$6.81	(0.01)	1.21	1.20	—	—	(0.99)	(0.99)	—	0.21	$7.02	19.93%	$1,648	0.68%	0.69%	(0.09) %	88%
6/18/25(22) to 6/30/25	6.56	— (10)	0.25	0.25	—	—	—	—	—	0.25	6.81	3.81	104	0.67 (9)	0.67	0.05	43 (23)

Small-Cap Fund
Class A
7/1/25 to 6/30/26	$22.40	(0.01)	8.04	8.03	—	—	(1.13)	(1.13)	—	6.90	$29.30	36.99%	$78,219	1.17%	1.19%	(0.03) %	71%
7/1/24 to 6/30/25	22.51	0.04	2.32	2.36	(0.06)	—	(2.41)	(2.47)	—	(0.11)	22.40	10.20	60,647	1.17	1.22	0.19	95
7/1/23 to 6/30/24	20.90	0.06	2.03	2.09	(0.08)	—	(0.40)	(0.48)	—	1.61	22.51	10.17	61,663	1.17	1.22	0.28	69
7/1/22 to 6/30/23	19.10	0.06	2.73	2.79	(0.11)	—	(0.88)	(0.99)	— (10)	1.80	20.90	14.96 (11)	62,610	1.17	1.22	0.29	82
7/1/21 to 6/30/22	27.49	0.06	(5.02)	(4.96)	(0.02)	—	(3.41)	(3.43)	—	(8.39)	19.10	(20.45)	64,567	1.17	1.17	0.23	69
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Small-Cap Fund (Continued)
Class C
7/1/25 to 6/30/26	$20.33	(0.17)	7.24	7.07	—	—	(1.13)	(1.13)	—	5.94	$26.27	36.01%	$1,935	1.92%	1.98%	(0.76) %	71%
7/1/24 to 6/30/25	20.72	(0.12)	2.14	2.02	—	—	(2.41)	(2.41)	—	(0.39)	20.33	9.39	2,660	1.92	1.99	(0.55)	95
7/1/23 to 6/30/24	19.34	(0.09)	1.87	1.78	—	—	(0.40)	(0.40)	—	1.38	20.72	9.35	3,027	1.92	1.99	(0.47)	69
7/1/22 to 6/30/23	17.78	(0.09)	2.53	2.44	—	—	(0.88)	(0.88)	— (10)	1.56	19.34	14.06 (11)	3,415	1.92	1.99	(0.46)	82
7/1/21 to 6/30/22	25.99	(0.12)	(4.68)	(4.80)	—	—	(3.41)	(3.41)	—	(8.21)	17.78	(21.04)	3,405	1.92	1.95	(0.52)	69
Institutional Class
7/1/25 to 6/30/26	$23.24	0.08	8.35	8.43	(0.08)	—	(1.13)	(1.21)	—	7.22	$30.46	37.44%	$42,742	0.82%	0.96%	0.31%	71%
7/1/24 to 6/30/25	23.28	0.13	2.41	2.54	(0.17)	—	(2.41)	(2.58)	—	(0.04)	23.24	10.63	24,954	0.82	0.99	0.54	95
7/1/23 to 6/30/24	21.56	0.14	2.09	2.23	(0.11)	—	(0.40)	(0.51)	—	1.72	23.28	10.52	20,492	0.82	1.00	0.62	69
7/1/22 to 6/30/23	19.58	0.14	2.79	2.93	(0.07)	—	(0.88)	(0.95)	— (10)	1.98	21.56	15.32 (11)	20,456	0.82	0.95	0.66	82
7/1/21 to 6/30/22	28.07	0.15	(5.13)	(4.98)	(0.10)	—	(3.41)	(3.51)	—	(8.49)	19.58	(20.14)	46,605	0.82	0.92	0.62	69
Class R6
7/1/25 to 6/30/26	$23.20	0.10	8.33	8.43	(0.07)	—	(1.13)	(1.20)	—	7.23	$30.43	37.54%	$11,774	0.77%	0.87%	0.37%	71%
7/1/24 to 6/30/25	23.22	0.14	2.40	2.54	(0.15)	—	(2.41)	(2.56)	—	(0.02)	23.20	10.66	5,567	0.77	0.90	0.58	95
7/1/23 to 6/30/24	21.56	0.15	2.09	2.24	(0.18)	—	(0.40)	(0.58)	—	1.66	23.22	10.58	5,485	0.77	0.90	0.69	69
7/1/22 to 6/30/23	19.63	0.14	2.80	2.94	(0.13)	—	(0.88)	(1.01)	— (10)	1.93	21.56	15.38 (11)	5,358	0.77	0.88	0.68	82
7/1/21 to 6/30/22	28.10	0.16	(5.14)	(4.98)	(0.08)	—	(3.41)	(3.49)	—	(8.47)	19.63	(20.10)	7,373	0.77	0.84	0.64	69

Zevenbergen Technology Fund
Class A
7/1/25 to 6/30/26	$68.58	(0.83)	30.92	30.09	—	—	(2.76)	(2.76)	—	27.33	$95.91	45.04%	$947,214	1.41% (9)	1.41%	(1.08) %	14%
7/1/24 to 6/30/25	57.59	(0.63)	11.62	10.99	—	—	—	—	—	10.99	68.58	19.08	715,149	1.43 (9)	1.43	(1.06)	2
7/1/23 to 6/30/24	41.64	(0.51)	16.46	15.95	—	—	—	—	—	15.95	57.59	38.30	661,778	1.43 (9)	1.43	(1.09)	23
7/1/22 to 6/30/23	39.74	(0.39)	9.87	9.48	—	—	(7.58)	(7.58)	— (10)	1.90	41.64	32.14 (11)	538,324	1.44 (9)	1.44	(1.05)	55
7/1/21 to 6/30/22	81.59	(0.68)	(17.72)	(18.40)	—	—	(23.45)	(23.45)	—	(41.85)	39.74	(32.06)	475,065	1.42 (9)	1.42	(1.05)	126
Class C
7/1/25 to 6/30/26	$14.93	(0.28)	6.06	5.78	—	—	(2.76)	(2.76)	—	3.02	$17.95	43.97%	$27,705	2.15% (9)	2.15%	(1.82) %	14%
7/1/24 to 6/30/25	12.63	(0.23)	2.53	2.30	—	—	—	—	—	2.30	14.93	18.21	25,481	2.17 (9)	2.17	(1.80)	2
7/1/23 to 6/30/24	9.20	(0.19)	3.62	3.43	—	—	—	—	—	3.43	12.63	37.28	26,537	2.17 (9)	2.17	(1.83)	23
7/1/22 to 6/30/23	15.27	(0.18)	1.69	1.51	—	—	(7.58)	(7.58)	— (10)	(6.07)	9.20	31.15 (11)	23,633	2.18 (9)	2.18	(1.79)	55
7/1/21 to 6/30/22	45.83	(0.52)	(6.59)	(7.11)	—	—	(23.45)	(23.45)	—	(30.56)	15.27	(32.58)	25,961	2.17 (9)	2.17	(1.80)	126
Institutional Class
7/1/25 to 6/30/26	$98.94	(0.92)	45.03	44.11	—	—	(2.76)	(2.76)	—	41.35	$140.29	45.40%	$1,021,844	1.16%	1.15%	(0.82) %	14%
7/1/24 to 6/30/25	82.85	(0.68)	16.77	16.09	—	—	—	—	—	16.09	98.94	19.42	792,925	1.16	1.16	(0.79)	2
7/1/23 to 6/30/24	59.74	(0.55)	23.66	23.11	—	—	—	—	—	23.11	82.85	38.68	851,967	1.16	1.16	(0.82)	23
7/1/22 to 6/30/23	53.31	(0.41)	14.42	14.01	—	—	(7.58)	(7.58)	— (10)	6.43	59.74	32.48 (11)	670,734	1.17 (9)	1.17	(0.78)	55
7/1/21 to 6/30/22	101.34	(0.67)	(23.91)	(24.58)	—	—	(23.45)	(23.45)	—	(48.03)	53.31	(31.89)	772,161	1.16 (9)	1.16	(0.79)	126
Class R6
5/21/2026(22) to 6/30/26	$130.39	(0.07)	9.99	9.92	—	—	—	—	—	9.92	$140.31	7.61%	$108	0.92%	1.12%	(0.48) %	14% (23)

Footnote Legend:
(1)	Calculated using average shares outstanding.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(2)	Not annualized for periods less than one year.
(3)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(4)	Sales charges, where applicable, are not reflected in the total return calculation.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Ratio of total expenses excluding interest expense on borrowings for the year ended June 30, 2023 were 1.29% (Class A), 2.04% (Class C), 1.04% (Class P), 0.94% (Class I) and 0.89% (Class R6).
(9)	The share class is currently under its expense limitation.
(10)	Amount is less than $0.005 per share.
(11)	Payment from affiliate had no impact on total return.
(12)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(13)	Net expense ratio includes extraordinary European Union tax reclaim expenses.
(14)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(15)	Ratios of total expenses excluding interest expense on borrowings for the year ended 2024, were 1.63% (Class A), 2.38% (Class C), 1.28% (Institutional Class).
(16)	The Fund’s portfolio turnover rate decreased substantially during the period due to a change in the Fund’s subadviser and associated repositioning in 2023.
(17)	Total return would have been lower without the payment from affiliate.
(18)
Includes the impact of refunded European Union tax reclaims. If these reclaims were not included, the net investment income per share for the year ended June 30,
2026 would be $0.24 (Class A), $0.33 (Institutional Class), and $0.35 (Class R6); for the year ended June 30, 2025, it would be $0.28 (Class A), $0.36
(Institutional Class), and $0.38 (Class R6). The net investment income ratios would be 0.96% (Class A), 1.30% (Institutional Class), and 1.37% (Class R6) for the
year ended June 30, 2026, and 1.43% (Class A), 1.82% (Institutional Class), and 1.89% (Class R6) for the year ended June 30, 2025.

(19)
Total Return includes the impact of refunded European Union tax reclaims. If these reclaims were not included, the total return for the year ended June 30, 2026 would be 27.38% (Class A), 27.72% (Institutional Class), and 27.90% (Class R6); for the year ended June 30, 2025 it would be 19.60% (Class A), 20.02%
(Institutional Class), and 20.13% (Class R6).

(20)
Net expense ratio includes extraordinary European Union tax reclaim expenses. Ratios of total net expenses excluding European Union tax reclaim expenses for the years ended June 30, 2026, and June 30, 2025 would be 1.30% (Class A), 0.95% (Institutional Class), and 0.90% (Class R6).

(21)	Ratios of total expenses excluding interest expense on borrowings for the year ended June 30, 2024 were 2.05% (Class C) and 0.90% (Class R6).
(22)	Inception date.
(23)	Portfolio turnover is representative of the Fund for the entire period.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026
Note 1. Organization
Virtus Investment Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, the Trust is comprised of 13 funds (each a “Fund” or collectively, the “Funds”), each reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds except the Silvant Focused Growth Fund and Zevenbergen Technology Fund are diversified. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares and Institutional Class shares. Class C shares are offered by Income & Growth Fund, NFJ Dividend Value Fund, NFJ Mid-Cap Value Fund, Silvant Focused Growth Fund, Silvant Mid-Cap Growth Fund, Small Cap Fund and Zevenbergen Technology Fund. Class R6 shares are offered by the Emerging Markets Opportunities Fund, NFJ Dividend Value Fund, NFJ International Value Fund, NFJ Large-Cap Value Fund, NFJ Mid-Cap Value Fund, NFJ Small-Cap Value Fund, Silvant Focused Growth Fund, Silvant Mid-Cap Growth Fund, Small-Cap Fund, and Zevenbergen Technology Fund.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective February 26, 2021, if an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. On January 26, 2026, Class C shares of Emerging Markets Opportunities Fund, KAR Global Small-Cap Fund, KAR Health Sciences Fund, NFJ International Value Fund, NFJ Large-Cap Value Fund, and NFJ Small-Cap Value Fund were converted to Class A shares of each respective Fund.
Institutional Class shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor or transfer agent to offer Institutional Class shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional Class shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Institutional Class shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Institutional Class shares. Institutional Class shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Funds’ Board of Trustees (“Board”). Institutional Class shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Funds’ Board of Trustees have designated the Virtus Investment Advisers, LLC (“Adviser”) as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, Exchange-Traded Funds (“ETF”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs and Master Limited Partnership (“MLP”) investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. A Fund may invest in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may invest in securities of foreign issuers which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
For the year ended June 30, 2026, each Fund did not incur a material income tax expense. Accordingly, the disclosures required by FASB Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Codification Topic 740) – Improvements to Income Tax Disclosures, are not applicable or are not material to the Funds.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaims and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, the Virtus NFJ International Value Fund will submit a closing agreement request with the IRS. Accordingly, subsequent changes in the estimated charges related to Virtus NFJ International Value Fund’s closing agreement are presented within European Union tax reclaims in the Statement of Operations and its estimated closing agreement liability is presented as European Union tax reclaim IRS compliance fees payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the IRS for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.
Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.
Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
H.
Equity-Linked Notes
Certain Funds may invest in Equity-Linked Notes (“ELNs”). ELNs are hybrid derivative instruments in a single note form that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund or an index or basket of stocks) and one or more equity derivatives, such as put or call options, or a combination thereof. Unlike a direct investment in equity securities, ELNs have a maturity date. The terms of an equity-linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Upon maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. If the underlying securities have depreciated in value or their price appreciates or depreciates outside of a preset range (depending on the type of ELN), a Fund may receive only the principal amount of the note or less than the principal amount of the note, or may potentially lose the entire principal invested in the ELN. Investments in ELNs possess the risks associated with the underlying securities such as market risk and, as applicable, foreign securities and currency risks. The secondary market for equity linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. A Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. As a holder of an ELN, a Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends.
ELNs utilized by a Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities, could magnify or otherwise increase investment losses to such Fund and result in losses on the ELN that exceed the losses of the underlying securities.
I.
When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
J.
Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.
Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.
Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of June 30, 2026, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Small-Cap Fund	$540	$540	$ —

(1)
Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2026 for the Fund:
Fund	Investment of Cash Collateral	Overnight and Continuous
Small-Cap Fund	Money Market Mutual Fund	$548
M.
Segment Reporting
ASC 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board, management of the Funds’ Adviser acts as the respective Fund’s CODM. The CODM monitors the Funds’ operating results as a whole, and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Funds’ financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

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NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
A.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the year ended June 30, 2026, none of the Funds entered into forward foreign currency exchange contracts.
B.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
During the year ended June 30, 2026, the Income & Growth Fund invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the year ended June 30, 2026:
Statement Line Description	Primary Risk	Income & Growth Fund
Net Realized Gain (Loss) from
Written options	Equity contracts	$420
Total		$420
Net Change in Unrealized Appreciation (Depreciation) on
Written options	Equity contracts	$1,414
Total		$1,414

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NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the year ended June 30, 2026:
Income & Growth Fund
Written Options(1)	$542

(1)	Average premium amount.
C.
Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
D.
Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
The Adviser, an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
Emerging Markets Opportunities Fund	0.85%
Income & Growth Fund	0.65
KAR Global Small-Cap Fund	0.90
KAR Health Sciences Fund	0.80
NFJ Dividend Value Fund	0.45
NFJ International Value Fund	0.60
NFJ Large-Cap Value Fund	0.45
NFJ Mid-Cap Value Fund	0.55
NFJ Small-Cap Value Fund	0.60
Silvant Focused Growth Fund	0.45
Silvant Mid-Cap Growth Fund	0.47
Small-Cap Fund	0.60
Zevenbergen Technology Fund	0.90
B.
Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the year is as follows:
Fund	Subadviser
Emerging Markets Opportunities Fund	VA(1)
Income & Growth Fund	Voya IM (2)
KAR Global Small-Cap Fund	KAR(3)
KAR Health Sciences Fund	KAR(3)
NFJ Dividend Value Fund	NFJ(4)
NFJ International Value Fund	NFJ(4)
NFJ Large-Cap Value Fund	NFJ(4)
NFJ Mid-Cap Value Fund	NFJ(4)
NFJ Small-Cap Value Fund	NFJ(4)
Silvant Focused Growth Fund	Silvant(5)
Silvant Mid-Cap Growth Fund	Silvant(5)
Small-Cap Fund	VA(1)
Zevenbergen Technology Fund	Zevenbergen(6)

(1)	Virtus Systematic, a division of Virtus Advisers, LLC (“VA”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Voya Investment Management Co. LLC (“Voya IM”)
(3)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(4)	NFJ Investment Group, LLC (“NFJ”), an indirect, wholly-owned subsidiary of Virtus.
(5)	Silvant Capital Management LLC (“Silvant”), an indirect, wholly-owned subsidiary of Virtus.
(6)	Zevenbergen Capital Investments LLC (“Zevenbergen”), a minority-owned affiliate of Virtus.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through October 31, 2026, and October 31, 2027 for the Zevenbergen Technology Fund. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
Fund	Class A	Class C	Class I	Class R6
Emerging Markets Opportunities Fund	1.29%	N/A	0.94%	0.89%
Income & Growth Fund	1.28	2.03%	0.90	N/A
KAR Global Small-Cap Fund	1.63	N/A	1.28	N/A
KAR Health Sciences Fund	1.47	N/A	1.05	N/A
NFJ Dividend Value Fund	1.05	1.80	0.70	0.65
NFJ International Value Fund	1.30	N/A	0.95	0.90
NFJ Large-Cap Value Fund	1.12	N/A	0.75	0.65
NFJ Mid-Cap Value Fund	1.00	1.75	0.65	0.60
NFJ Small-Cap Value Fund	1.17	N/A	0.82	0.77
Silvant Focused Growth Fund	1.00	1.77	0.67	0.62
Silvant Mid-Cap Growth Fund	1.14	1.89	0.76	0.68
Small-Cap Fund	1.17	1.92	0.82	0.77
Zevenbergen Technology Fund	1.57	2.32	1.16	0.92 (1)

(1)	Effective May 21, 2026.
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending June 30:
	Expiration
Fund	2027	2028	2029	Total
Emerging Markets Opportunities Fund
Class A	$41	$44	$48	$133
Institutional Class	217	227	240	684
Class R6	92	133	164	389
KAR Global Small-Cap Fund
Class A	—	7	14	21
Institutional Class	15	16	19	50
KAR Health Sciences Fund
Institutional Class	3	8	4	15
NFJ Dividend Value Fund
Institutional Class	14	71	51	136
Class R6	—	—	— (1)	— (1)
NFJ International Value Fund
Class A	24	27	14	65
Institutional Class	10	44	31	85
Class R6	2	1	1	4
NFJ Large-Cap Value Fund
Institutional Class	—	—	3	3
Class R6	— (1)	— (1)	— (1)	—
NFJ Mid-Cap Value Fund
Class A	531	512	379	1,422
Class C	15	12	6	33
Institutional Class	432	393	242	1,067
Class R6	109	81	27	217
NFJ Small-Cap Value Fund
Class A	131	137	82	350
Institutional Class	44	65	54	163
Class R6	18	7	5	30
Silvant Focused Growth Fund
Institutional Class	97	139	109	345
Class R6	12	18	7	37

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
	Expiration
Fund	2027	2028	2029	Total
Silvant Mid-Cap Growth Fund
Institutional Class	$—	$—	$7	$7
Class R6	—	—	— (1)	— (1)
Small-Cap Fund
Class A	33	33	17	83
Class C	2	2	2	6
Institutional Class	31	40	44	115
Class R6	7	7	7	21
Zevenbergen Technology Fund
Class R6	—	—	— (1)	— (1)

(1)	Amount is less than $500 (not in thousands).
During the year ended June 30, 2026, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Institutional Class	Class R6	Total
KAR Global Small-Cap Fund	$2	$—	$— (1)	$—	$2
KAR Health Sciences Fund	—	—	— (1)	—	— (1)
NFJ Dividend Value Fund	—	—	14	6	20
NFJ International Value Fund	9	—	3	1	13
NFJ Large-Cap Value Fund	—	—	9	—	9
NFJ Mid-Cap Value Fund	—	— (1)	—	—	— (1)
NFJ Small-Cap Value Fund	8	—	—	— (1)	8
Silvant Focused Growth Fund	—	—	4	10	14
Silvant Mid-Cap Growth Fund	—	—	— (1)	— (1)	— (1)
Small-Cap Fund	1	—	—	—	1
Zevenbergen Technology Fund	—	—	44	—	44

(1)	Amount is less than $500 (not in thousands).
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended June 30, 2026, it retained net commissions of $398 for Class A shares and CDSC of $43 and $41 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Institutional Class shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended June 30, 2026, the Funds incurred administration fees totaling $10,205 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended June 30, 2026, the Funds incurred transfer agent fees totaling $4,571 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the year ended June 30, 2026, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2026.
In calendar year 2018 and certain other periods prior to January 1, 2020, the Funds maintained a different deferred compensation plan pursuant to which each Trustee who was not affiliated with Allianz Global Investors U.S. LLC had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (then known as Allianz Funds) and Virtus Strategy Trust (then known as Allianz Funds Multi-Strategy Trust) selected by such Trustee from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2020, and all Trustee fees earned with respect to service in calendar year 2020 were paid in cash, on a current basis. The Trustees do not currently receive any pension or retirement benefits from the Funds.
In addition to the Trustee fees deferred in the current period, the Funds still have obligations with respect to Trustee fees deferred in 2018 and in other periods prior to January 1, 2020, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the applicable deferred compensation plan.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities, and derivatives) during the year ended June 30, 2026, were as follows:
	Purchases	Sales
Emerging Markets Opportunities Fund	$162,966	$189,914
Income & Growth Fund	4,418,571	4,898,542
KAR Global Small-Cap Fund	15,597	22,973
KAR Health Sciences Fund	12,166	32,891
NFJ Dividend Value Fund	525,624	617,172
NFJ International Value Fund	72,104	80,020
NFJ Large-Cap Value Fund	291,426	413,766
NFJ Mid-Cap Value Fund	563,068	694,090
NFJ Small-Cap Value Fund	216,201	274,199
Silvant Focused Growth Fund	539,399	429,130
Silvant Mid-Cap Growth Fund	423,802	378,955
Small-Cap Fund	79,596	74,986
Zevenbergen Technology Fund	227,452	434,400
Purchases and sales of long-term U.S. government and agency securities during the year ended June 30, 2026.
	Purchases	Sales
Income & Growth Fund	$17,600	$35,314

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Emerging Markets Opportunities Fund				Income & Growth Fund
	Year Ended June 30, 2026*		Year Ended June 30, 2025		Year Ended June 30, 2026		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	159	$6,028	168	$5,095	17,041	$199,204	16,242	$180,475
Reinvestment of distributions	20	679	39	1,102	11,210	130,458	12,299	136,209
Shares repurchased and cross class conversions	(197)	(7,439)	(136)	(4,007)	(32,697)	(381,748)	(38,658)	(428,727)
Net Increase / (Decrease)	(18)	$(732)	71	$2,190	(4,446)	$(52,086)	(10,117)	$(112,043)
Class C
Shares sold and cross class conversions	1	$24	1	$24	4,492	$44,836	5,140	$49,751
Reinvestment of distributions	— (1)	3	— (1)	12	5,190	51,482	6,337	60,734
Shares repurchased and cross class conversions	(11)	(388)	(10)	(295)	(22,298)	(222,454)	(24,112)	(231,554)
Net Increase / (Decrease)	(10)	$(361)	(9)	$(259)	(12,616)	$(126,136)	(12,635)	$(121,069)
Institutional Class
Shares sold and cross class conversions	684	$27,548	551	$16,316	21,596	$267,989	22,504	$264,214
Reinvestment of distributions	83	2,837	164	4,673	10,879	134,561	11,781	138,017
Shares repurchased and cross class conversions	(999)	(39,176)	(1,078)	(31,626)	(34,607)	(429,280)	(46,661)	(549,023)
Net Increase / (Decrease)	(232)	$(8,791)	(363)	$(10,637)	(2,132)	$(26,730)	(12,376)	$(146,792)
Class R6
Shares sold and cross class conversions	352	$13,099	712	$20,931	—	$—	—	$—
Reinvestment of distributions	72	2,410	127	3,566	—	—	—	—
Shares repurchased and cross class conversions	(741)	(26,745)	(529)	(15,459)	—	—	—	—
Net Increase / (Decrease)	(317)	$(11,236)	310	$9,038	—	$—	—	$—

	KAR Global Small-Cap Fund				KAR Health Sciences Fund
	Year Ended June 30, 2026*		Year Ended June 30, 2025		Year Ended June 30, 2026*		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	27	$850	23	$776	59	$1,700	37	$1,097
Reinvestment of distributions	40	1,225	66	2,174	—	—	—	—
Shares repurchased and cross class conversions	(158)	(5,021)	(141)	(4,848)	(732)	(20,063)	(690)	(19,735)
Net Increase / (Decrease)	(91)	$(2,946)	(52)	$(1,898)	(673)	$(18,363)	(653)	$(18,638)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
	KAR Global Small-Cap Fund				KAR Health Sciences Fund
	Year Ended June 30, 2026*		Year Ended June 30, 2025		Year Ended June 30, 2026*		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	1	$21	3	$66	3	$54	6	$102
Reinvestment of distributions	1	18	2	47	—	—	—	—
Shares repurchased and cross class conversions	(19)	(417)	(5)	(110)	(90)	(1,518)	(40)	(666)
Net Increase / (Decrease)	(17)	$(378)	— (1)	$3	(87)	$(1,464)	(34)	$(564)
Institutional Class
Shares sold and cross class conversions	20	$787	140	$5,622	21	$598	27	$809
Reinvestment of distributions	16	581	26	1,019	—	—	—	—
Shares repurchased and cross class conversions	(107)	(4,062)	(149)	(5,909)	(48)	(1,371)	(158)	(4,642)
Net Increase / (Decrease)	(71)	$(2,694)	17	$732	(27)	$(773)	(131)	$(3,833)

	NFJ Dividend Value Fund				NFJ International Value Fund
	Year Ended June 30, 2026		Year Ended June 30, 2025		Year Ended June 30, 2026*		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,242	$13,130	1,770	$18,554	219	$5,577	144	$2,836
Reinvestment of distributions	2,714	27,253	906	9,340	99	2,408	41	765
Shares repurchased and cross class conversions	(5,960)	(63,864)	(7,953)	(83,932)	(375)	(9,519)	(422)	(8,241)
Net Increase / (Decrease)	(2,004)	$(23,481)	(5,277)	$(56,038)	(57)	$(1,534)	(237)	$(4,640)
Class C
Shares sold and cross class conversions	16	$183	76	$864	7	$139	5	$105
Reinvestment of distributions	23	243	10	103	1	33	1	10
Shares repurchased and cross class conversions	(223)	(2,472)	(257)	(2,790)	(39)	(979)	(17)	(324)
Net Increase / (Decrease)	(184)	$(2,046)	(171)	$(1,823)	(31)	$(807)	(11)	$(209)
Institutional Class
Shares sold and cross class conversions	1,199	$12,734	1,370	$14,622	262	$6,603	361	$7,267
Reinvestment of distributions	1,576	16,094	591	6,185	53	1,302	22	424
Shares repurchased and cross class conversions	(4,269)	(46,086)	(5,831)	(61,766)	(365)	(9,404)	(595)	(11,909)
Net Increase / (Decrease)	(1,494)	$(17,258)	(3,870)	$(40,959)	(50)	$(1,499)	(212)	$(4,218)
Class R6
Shares sold and cross class conversions	199	$2,118	320	$3,377	24	$606	26	$532
Reinvestment of distributions	472	4,776	165	1,717	6	159	3	50
Shares repurchased and cross class conversions	(1,150)	(12,540)	(1,406)	(15,201)	(18)	(470)	(38)	(753)
Net Increase / (Decrease)	(479)	$(5,646)	(921)	$(10,107)	12	$295	(9)	$(171)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
	NFJ Large-Cap Value Fund				NFJ Mid-Cap Value Fund
	Year Ended June 30, 2026*		Year Ended June 30, 2025		Year Ended June 30, 2026		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	118	$3,251	74	$2,069	343	$9,055	307	$7,881
Reinvestment of distributions	419	11,197	122	3,353	751	19,048	263	6,672
Shares repurchased and cross class conversions	(792)	(22,338)	(888)	(24,675)	(2,632)	(70,026)	(2,839)	(73,030)
Net Increase / (Decrease)	(255)	$(7,890)	(692)	$(19,253)	(1,538)	$(41,923)	(2,269)	$(58,477)
Class C
Shares sold and cross class conversions	— (1)	$11	7	$211	10	$186	8	$136
Reinvestment of distributions	4	96	1	29	26	437	12	213
Shares repurchased and cross class conversions	(55)	(1,562)	(20)	(559)	(301)	(5,416)	(335)	(5,939)
Net Increase / (Decrease)	(51)	$(1,455)	(12)	$(319)	(265)	$(4,793)	(315)	$(5,590)
Institutional Class
Shares sold and cross class conversions	810	$22,962	1,006	$28,249	517	$15,537	794	$22,942
Reinvestment of distributions	522	13,806	143	3,910	223	6,421	110	3,127
Shares repurchased and cross class conversions	(4,848)	(126,783)	(1,130)	(31,148)	(2,250)	(67,630)	(4,552)	(132,786)
Net Increase / (Decrease)	(3,516)	$(90,015)	19	$1,011	(1,510)	$(45,672)	(3,648)	$(106,717)
Class R6
Shares sold and cross class conversions	2	$69	12	$334	178	$5,291	134	$3,891
Reinvestment of distributions	9	229	2	61	32	916	43	1,213
Shares repurchased and cross class conversions	(15)	(424)	(14)	(401)	(427)	(12,860)	(1,880)	(53,979)
Net Increase / (Decrease)	(4)	$(126)	— (1)	$(6)	(217)	$(6,653)	(1,703)	$(48,875)

	NFJ Small-Cap Value Fund				Silvant Focused Growth Fund
	Year Ended June 30, 2026*		Year Ended June 30, 2025		Year Ended June 30, 2026		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	477	$5,851	686	$8,105	534	$52,575	617	$53,122
Reinvestment of distributions	574	6,710	724	8,679	408	39,966	396	34,170
Shares repurchased and cross class conversions	(3,140)	(38,316)	(3,792)	(45,520)	(1,282)	(126,834)	(1,226)	(103,955)
Net Increase / (Decrease)	(2,089)	$(25,755)	(2,382)	$(28,736)	(340)	$(34,293)	(213)	$(16,663)
Class C
Shares sold and cross class conversions	1	$5	2	$20	102	$3,603	180	$5,900
Reinvestment of distributions	1	13	2	23	87	2,910	73	2,370
Shares repurchased and cross class conversions	(44)	(433)	(22)	(212)	(289)	(9,852)	(239)	(7,847)
Net Increase / (Decrease)	(42)	$(415)	(18)	$(169)	(100)	$(3,339)	14	$423

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
	NFJ Small-Cap Value Fund				Silvant Focused Growth Fund
	Year Ended June 30, 2026*		Year Ended June 30, 2025		Year Ended June 30, 2026		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Institutional Class
Shares sold and cross class conversions	222	$3,590	412	$6,498	3,598	$304,250	2,011	$151,358
Reinvestment of distributions	116	1,795	160	2,489	237	20,337	203	15,389
Shares repurchased and cross class conversions	(1,493)	(23,704)	(1,412)	(22,025)	(1,572)	(135,666)	(1,981)	(144,014)
Net Increase / (Decrease)	(1,155)	$(18,319)	(840)	$(13,038)	2,263	$188,921	233	$22,733
Class R6
Shares sold and cross class conversions	96	$1,505	260	$4,164	1,247	$109,382	1,264	$97,039
Reinvestment of distributions	20	308	16	250	230	19,838	169	12,899
Shares repurchased and cross class conversions	(311)	(5,084)	(1,148)	(18,410)	(978)	(85,501)	(635)	(47,629)
Net Increase / (Decrease)	(195)	$(3,271)	(872)	$(13,996)	499	$43,719	798	$62,309

	Silvant Mid-Cap Growth Fund				Small-Cap Fund
	Year Ended June 30, 2026		Year Ended June 30, 2025		Year Ended June 30, 2026		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	10,718	$51,406	1,086	$4,937	171	$4,279	139	$3,397
Reinvestment of distributions	11,003	48,742	—	—	117	2,793	268	6,173
Shares repurchased and cross class conversions	(9,622)	(46,765)	(6,268)	(27,720)	(326)	(8,206)	(440)	(10,098)
Net Increase / (Decrease)	12,099	$53,383	(5,182)	$(22,783)	(38)	$(1,134)	(33)	$(528)
Class C
Shares sold and cross class conversions	827	$2,736	234	$695	14	$333	11	$248
Reinvestment of distributions	600	1,465	—	—	6	126	15	322
Shares repurchased and cross class conversions	(748)	(2,129)	(633)	(1,785)	(77)	(1,743)	(41)	(894)
Net Increase / (Decrease)	679	$2,072	(399)	$(1,090)	(57)	$(1,284)	(15)	$(324)
Institutional Class
Shares sold and cross class conversions	22,529	$146,451	3,944	$23,373	486	$12,894	412	$9,829
Reinvestment of distributions	2,352	14,202	—	—	53	1,313	98	2,337
Shares repurchased and cross class conversions	(14,898)	(99,474)	(2,986)	(17,551)	(210)	(5,420)	(316)	(7,516)
Net Increase / (Decrease)	9,983	$61,179	958	$5,822	329	$8,787	194	$4,650
Class R6
Shares sold and cross class conversions	252	$1,547	15 **	$100 **	246	$6,669	45	$1,063
Reinvestment of distributions	—	—	—	—	11	273	25	591
Shares repurchased and cross class conversions	(32)	(198)	—	—	(110)	(2,949)	(66)	(1,563)
Net Increase / (Decrease)	220	$1,349	15	$100	147	$3,993	4	$91

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
	Zevenbergen Technology Fund
	Year Ended June 30, 2026		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	684	$53,055	631	$37,584
Reinvestment of distributions	351	26,090	—	—
Shares repurchased and cross class conversions	(1,586)	(122,940)	(1,696)	(101,134)
Net Increase / (Decrease)	(551)	$(43,795)	(1,065)	$(63,550)
Class C
Shares sold and cross class conversions	199	$2,950	108	$1,382
Reinvestment of distributions	300	4,189	—	—
Shares repurchased and cross class conversions	(662)	(9,991)	(502)	(6,394)
Net Increase / (Decrease)	(163)	$(2,852)	(394)	$(5,012)
Institutional Class
Shares sold and cross class conversions	1,327	$152,637	1,403	$119,997
Reinvestment of distributions	191	20,718	—	—
Shares repurchased and cross class conversions	(2,248)	(256,066)	(3,672)	(323,196)
Net Increase / (Decrease)	(730)	$(82,711)	(2,269)	$(203,199)
Class R6
Shares sold and cross class conversions	1 ***	$100 ***	—	$—
Net Increase / (Decrease)	1	$100	—	$—

*	On January 26, 2026, all Class C shares were converted into Class A shares. These transactions are included as Class A subscriptions and Class C redemptions.
**	Inception date June 18, 2025.
***	Inception date May 21, 2026.
(1)	Amount is less than 500 shares (not in thousands).
Note 7. 10% Shareholders
As of June 30, 2026, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Emerging Markets Opportunities Fund	60%	2
KAR Global Small-Cap Fund	39	3
KAR Health Sciences Fund	53	2
NFJ Small-Cap Value Fund	29	1
Small-Cap Fund	10	1
Zevenbergen Technology Fund	12	1

*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. The Fund is unable to receive and repatriate proceeds and/or dividend payments due to U.S. and Russian sanction related to the Russia/Ukraine war.
The markets of the Greater China region functions in many ways as emerging markets and carry the high level of risks associated with emerging markets. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on a Fund’s performance and increase the volatility of an investment in a Fund. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a Fund. In addition, the relationship between China and Taiwan is particularly sensitive, and hostilities between China and Taiwan may present a risk to a Fund’s investments.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At June 30, 2026, the following Funds held securities issued by various companies in specific sectors and industries as detailed below:
Fund	Sector	Percentage of Total Investments
Emerging Markets Opportunities Fund	Semiconductors & Semiconductor Equipment	29%

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
Fund	Sector	Percentage of Total Investments
KAR Global Small-Cap Fund	Financials	42
KAR Global Small-Cap Fund	Industrials	39
NFJ Dividend Value Fund	Financials	28
NFJ International Value Fund	Information Technology	25
NFJ Large-Cap Value Fund	Financials	28
NFJ Small-Cap Value Fund	Financials	27
Silvant Focused Growth Fund	Information Technology	48
Silvant Mid-Cap Growth Fund	Information Technology	30
Silvant Mid-Cap Growth Fund	Industrials	28
Zevenbergen Technology Fund	Semiconductors & Semiconductor Equipment	43
As of June 30, 2026, a Fund has an amount related to an investment in a Russian security that is held in an account restricted under Russian law. The account is custodied by a Russian bank and is in the name of the Fund; however, the Fund does not have the ability to access the balance. Due to the uncertainty regarding the timing and recovery, including the impact of on-going sanctions, the Fund has determined that the value of this amount is zero as of year-end. Prior to these adjustments, the amounts are noted in the chart below for the fund. Any future recovery value of these amounts will be realized if, and when, sanctions are lifted and the amount becomes accessible to the Fund.
Fund	Amount
Virtus Emerging Markets Opportunities Fund
RUB	57,401
Note 9. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Fund held securities that were considered to be restricted at June 30, 2026:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Income & Growth Fund	LiveStyle, Inc.	12/01/2016	$—	$—	0.0%
	LiveStyle, Inc. Series B	3/01/2016-11/30/2016	920	—	0.0
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 1, 2027. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of the SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended June 30, 2026, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
The following Funds had outstanding loans during the year ended June 30, 2026. The borrowings were valued at cost, which approximates fair value.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Emerging Markets Opportunities Fund	$3	$6,667	4.86%	3
NFJ International Value Fund	— (1)	900	4.63	4
NFJ Large-Cap Value Fund	— (1)	2,200	4.67	1
Silvant Focused Growth Fund	1	5,750	4.63	1
Silvant Mid-Cap Growth Fund	1	3,550	4.66	2
Zevenbergen Technology Fund	9	6,077	4.65	11

(1)	Amount is less than $500 (not in thousands).
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2026, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Opportunities Fund	$144,669	$98,336	$ (14,129)	$84,207
Income & Growth Fund	4,473,820	457,916	(211,782)	246,134
KAR Global Small-Cap Fund	27,713	7,858	(1,422)	6,436
KAR Health Sciences Fund	74,365	23,394	(7,454)	15,940
NFJ Dividend Value Fund	428,361	110,356	(14,688)	95,668
NFJ International Value Fund	59,710	23,832	(3,056)	20,776
NFJ Large-Cap Value Fund	146,083	41,840	(6,589)	35,251
NFJ Mid-Cap Value Fund	461,825	112,694	(25,463)	87,231
NFJ Small-Cap Value Fund	191,117	67,819	(6,785)	61,034
Silvant Focused Growth Fund	904,250	1,058,625	(23,961)	1,034,664
Silvant Mid-Cap Growth Fund	449,982	96,237	(15,022)	81,215
Small-Cap Fund	94,720	38,958	(1,799)	37,159
Zevenbergen Technology Fund	593,228	1,394,706	(12,182)	1,382,524
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended June 30, 2026, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
KAR Health Sciences Fund	$5,866	$3,849
NFJ International Value Fund	253,233	180,949

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
Emerging Markets Opportunities Fund	$1,177	$1,968	$ —	$ —	$ —
KAR Global Small-Cap Fund	219	106	—	—	—
KAR Health Sciences Fund	—	—	218	—	9,715
NFJ Dividend Value Fund	34,518	13,962	—	—	—
NFJ International Value Fund	167	—	—	365	434,182
NFJ Large-Cap Value Fund	259	19,483	26	5,480	—
NFJ Mid-Cap Value Fund	27,444	—	51	8,917	—
NFJ Small-Cap Value Fund	1,432	6,365	—	—	—
Silvant Focused Growth Fund	—	180,615	2,562	3,370	—
Silvant Mid-Cap Growth Fund	11,331	101,493	—	—	—
Small-Cap Fund	1,452	12,381	—	—	—
Zevenbergen Technology Fund	—	204,263	7,783	—	—
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the years ended June 30, 2026 and 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Emerging Markets Opportunities Fund
6/30/26	$6,000	$ —	$ —	$6,000
6/30/25	9,461	—	—	9,461
Income & Growth Fund
6/30/26	327,544	—	12,204	339,748
6/30/25	192,606	—	168,374	360,980
KAR Global Small-Cap Fund
6/30/26	1,075	800	—	1,875
6/30/25	615	2,745	—	3,360
NFJ Dividend Value Fund
6/30/26	9,192	45,000	—	54,192
6/30/25	9,341	10,000	—	19,341
NFJ International Value Fund
6/30/26	4,342	—	—	4,342
6/30/25	1,408	—	—	1,408
NFJ Large-Cap Value Fund
6/30/26	6,441	20,000	—	26,441
6/30/25	4,203	3,474	—	7,677
NFJ Mid-Cap Value Fund
6/30/26	9,601	20,799	—	30,400
6/30/25	12,550	—	—	12,550
NFJ Small-Cap Value Fund
6/30/26	1,925	7,540	—	9,465
6/30/25	7,544	4,751	—	12,295
Silvant Focused Growth Fund
6/30/26	—	90,000	—	90,000
6/30/25	1,265	67,915	—	69,180
Silvant Mid-Cap Growth Fund
6/30/26	4,000	66,500	—	70,500

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Small-Cap Fund
6/30/26	$700	$4,000	$—	$4,700
6/30/25	549	9,333	—	9,882
Zevenbergen Technology Fund
6/30/26	—	53,000	—	53,000
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in these financial statements.
Effective August 10, 2026, and as approved by the Board, Silvant and Seix, will begin managing portions of the Income & Growth Fund’s (the “Fund”) assets. Silvant and Seix are affiliates of VIA, the Fund’s investment adviser. Silvant will manage the portion of the Fund’s assets invested in U.S. growth equities, while Seix will manage the portion of the Fund’s assets invested in high income credits. Voya will continue to manage the portion of the Fund’s assets invested in convertible securities, and VIA will continue to serve as investment adviser of the Fund.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Investment Trust and Shareholders of Virtus Emerging Markets Opportunities Fund, Virtus Income & Growth Fund, Virtus KAR Global Small-Cap Fund, Virtus KAR Health Sciences Fund, Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund, Virtus NFJ Small-Cap Value Fund, Virtus Silvant Focused Growth Fund, Virtus Silvant Mid-Cap Growth Fund, Virtus Small-Cap Fund and Virtus Zevenbergen Technology Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Emerging Markets Opportunities Fund, Virtus Income & Growth Fund, Virtus KAR Global Small-Cap Fund, Virtus KAR Health Sciences Fund, Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund, Virtus NFJ Small-Cap Value Fund, Virtus Silvant Focused Growth Fund, Virtus Silvant Mid-Cap Growth Fund, Virtus Small-Cap Fund and Virtus Zevenbergen Technology Fund (constituting Virtus Investment Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2026, the related statements of operations for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2026, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agents, issuer and brokers; when replies were not received from transfer agents and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
August 21, 2026
We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS INVESTMENT TRUST
OTHER INFORMATION
June 30, 2026
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the year ended June 30, 2026, the Funds incurred independent Trustee’s fees totaling $624 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

CONSIDERATION OF SUBADVISORY AGREEMENTS FOR VIRTUS INCOME & GROWTH FUND (the “FUND”)
BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board”) of Virtus Investment Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of advisory and subadvisory agreements for the Trust. At a meeting held on June 2, 2026 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), approved management’s proposal to appoint each of Silvant Capital Management LLC and Seix Investment Advisors, a division of Virtus Fixed Income Advisers, LLC (each, a “Subadviser” and collectively, the “Subadvisers”), as a subadviser to the Fund and approved a new investment subadvisory agreement with each Subadviser (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”). The Board noted that Voya Investment Management, which had been serving as the investment subadviser to the Fund, would continue to manage the convertible securities strategy for the Fund.
In connection with the approval of the Subadvisory Agreements, the Independent Trustees and independent legal counsel requested and evaluated information provided by management and the Subadvisers which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the approval of each Subadvisory Agreement would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by each Subadviser to other Virtus funds and trusts. The Board noted the affiliation of the Subadvisers with the Fund’s adviser, Virtus Investment Advisers, LLC (“VIA”), and considered any potential conflicts of interest relating to the proposed Subadvisory Agreements.
The Board was separately advised by independent legal counsel throughout the process. Prior to the June Meeting, the Independent Trustees met with their independent legal counsel to evaluate information provided by management in advance of the meeting and in connection with prior meetings, including but not limited to: meetings on November 14, 2025, November 19, 2025, and March 3, 2026. For each Subadvisory Agreement, the Board considered each of the relevant factors with respect to the Fund and its shareholders. The Independent Trustees also submitted questions to VIA and the Subadvisers in advance of the meeting and considered the responses provided. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve each new Subadvisory Agreement with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including (but not limited to): (a) the nature, extent and quality of the services to be provided to the Fund by the Subadviser; (b) the performance of the Subadviser on comparable funds/accounts to the portion of the Fund’s strategy to be managed by the Subadviser, as applicable; (c) the level and method of computing the Fund’s subadvisory fees; (d) the profitability of each Subadviser under the Subadvisory Agreement; (e) any “fall-out” benefits to the Subadviser and their affiliates (i.e., ancillary benefits realized by a Subadviser or its affiliates from the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to the Subadviser by comparable funds/accounts to the portion of the Fund’s strategy to be managed by the Subadviser, as applicable; (h) possible conflicts of interest; and (i) the terms of the Subadvisory Agreement.

VIRTUS INVESTMENT TRUST
OTHER INFORMATION (Continued)
June 30, 2026

Nature, Extent and the Quality of Services to be Provided
The Board considered information provided to the Board by each Subadviser. In response to the Independent Trustees’ request, the Board received in advance of the Meeting information provided by each Subadviser concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Board noted that the Subadvisers would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board reviewed information about the portfolio managers who were expected to provide services under each Subadvisory Agreement. The Board also noted that the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), strategies, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the approval of each Subadvisory Agreement, the Board also considered each Subadviser’s investment management process, including (but not limited to) (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and use of soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
Investment Performance
The Board considered the historical performance of the Fund compared to an appropriate peer group and an appropriate index and to comparable funds/accounts, along with performance information provided by each proposed Subadviser pertaining to the applicable portion of the Fund’s strategy.
Management Fees and Expenses
The Board noted that the Fund’s management fee was not expected to change, and the Fund has expense caps in place to limit the total expenses incurred by the Fund and its shareholders. The Board took into account that the Fund’s subadvisory fees would be paid by VIA as the Fund’s investment adviser, and not by the Fund, so that the Fund’s shareholders would not be directly impacted by those fees. The Board concluded that each proposed subadvisory fee was fair and reasonable in light of the services to be provided by the Subadviser and all factors considered.
Profitability
In considering the projected profitability to each Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreements would be paid by VIA out of its advisory fees rather than paid separately by the Fund, so that Fund shareholders are not directly impacted by the fees under the Subadvisory Agreements. The Board also noted that it had previously approved the renewal of the investment advisory agreement between the Trust and VIA (the “Advisory Agreement”) upon a determination that the Advisory Agreement was in the best interests of the Fund and its shareholders. In considering the reasonableness of the fees payable by VIA to the Subadvisers, the Board noted that, because each Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA.
Economies of Scale
With respect to whether each Subadviser would realize economies of scale as the Fund’s assets grow, the Board noted that because the subadvisory fee rate to be paid by VIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense caps would affect the subadvisory fees paid to the Subadviser.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that an affiliate of VIA and the Subadvisers provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund, other than the fees to be earned under the applicable Agreements.
The Board considered that there may be certain indirect or ancillary benefits which may accrue to VIA, each Subadviser and their affiliates, including (but not limited to): (a) the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.
The Board received and considered information from management regarding the impact to the Fund of the proposed Subadvisory Agreements, including, among other factors, impacts and projected impacts to: (a) portfolio management; (b) investment objectives, strategies, and risks; (c) strategy implementation and portfolio composition; (d) personnel servicing the Fund; (e) compliance and other administrative resources servicing the Fund; (f) the Fund’s contractual arrangements; (g) the Fund’s affiliated and unaffiliated services providers; (h) costs to the Fund and its shareholders in connection with the proposed changes; and (i) the anticipated timing of the proposed changes. The Board also considered VIA’s experience in overseeing the Subadvisers.

VIRTUS INVESTMENT TRUST
OTHER INFORMATION (Continued)
June 30, 2026
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Subadvisory Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreements with respect to the Fund.

VIRTUS INVESTMENT TRUST
TAX INFORMATION NOTICE (Unaudited)
June 30, 2026
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2027, the Funds will notify applicable shareholders of amounts for use in preparing 2026 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended June 30, 2026, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):

Fund	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
Emerging Markets Opportunities Fund	75.87%	0.24%	$1,968
Income & Growth Fund	7.21	7.19	—
KAR Global Small-Cap Fund	78.94	25.58	497
KAR Health Sciences Fund	0.00	0.00	—
NFJ Dividend Value Fund	23.22	21.59	32,330
NFJ International Value Fund	100.00	7.62	—
NFJ Large-Cap Value Fund	63.86	62.02	30,744
NFJ Mid-Cap Value Fund	25.94	24.46	7,439
NFJ Small-Cap Value Fund	100.00	100.00	10,057
Silvant Focused Growth Fund	0.00	0.00	199,617
Silvant Mid-Cap Growth Fund	13.94	13.07	118,309
Small-Cap Fund	37.21	34.44	14,095
Zevenbergen Technology Fund	0.00	0.00	239,414
For the fiscal year ended June 30, 2026, certain Funds are disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Code, and the Treasury Regulations thereunder.
	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
Emerging Markets Opportunities Fund	$5,655	$503
KAR Global Small-Cap Fund	795	43
NFJ International Value Fund	1,762	182

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VIRTUS INVESTMENT TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8074 08-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Investment Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 08/28/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 08/28/2026

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date 08/28/2026

*	Print the name and title of each signing officer under his or her signature.